Schedule of Investments (Unaudited)	January 31, 2022

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.1%
Materials — 1.1%
Azure Minerals * (A)	5,899,136	$1,600,146
Kingsgate Consolidated * (A)	4,150,931	5,044,814
Silver Mines * (A)	25,640,019	3,612,924

TOTAL AUSTRALIA		10,257,884

BOSNIA AND HERZEGOVINA — 0.9%
Materials — 0.9%
Adriatic Metals, Cl CDI *	4,728,689	8,395,601

BRAZIL — 25.6%
Materials — 25.6%
Wheaton Precious Metals	6,093,094	245,673,550

CANADA — 36.3%
Materials — 36.3%
AbraSilver Resource * (A)	7,536,397	2,162,907
Aftermath Silver * (A)	2,225,182	594,875
Alexco Resource * (A)	3,186,992	4,748,618
Almaden Minerals *	2,548,428	728,083
Americas Gold & Silver * (A)	2,934,884	2,192,279
Aurcana Silver * (A)	3,868,916	1,019,096
Aya Gold & Silver * (A)	2,006,003	13,548,959
Bear Creek Mining *	2,329,562	2,106,460
Discovery Silver * (A)	5,084,283	6,995,986
Endeavour Silver * (A)	3,687,018	13,420,746
First Majestic Silver (A)	4,286,476	43,511,877
Fortuna Silver Mines * (A)	6,308,729	21,429,242
GoGold Resources * (A)	5,679,078	12,056,542
Great Panther Mining * (A)	7,486,487	1,497,297
IMPACT Silver * (A)	2,897,224	1,002,342
MAG Silver *	1,842,672	25,007,484
McEwen Mining * (A)	8,221,108	7,007,673
New Pacific Metals * (A)	1,806,797	4,986,521
Pan American Silver	4,102,207	88,894,826

Schedule of Investments (Unaudited)	January 31, 2022

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Prime Mining * (A)	1,867,449	$5,197,963
Silvercorp Metals (A)	3,734,962	12,304,994
SilverCrest Metals *	3,026,463	22,797,229
SSR Mining	3,303,130	54,435,582

TOTAL CANADA		347,647,581

MEXICO — 6.5%
Materials — 6.5%
Fresnillo	4,039,448	33,861,235
Industrias Penoles	2,713,894	29,044,672

TOTAL MEXICO		62,905,907

PERU — 6.3%
Materials — 6.3%
Cia de Minas Buenaventura SAA ADR *	5,104,869	41,349,439
Hochschild Mining	6,867,055	9,535,657
Volcan Cia Minera SAA *	50,822,359	9,270,890

TOTAL PERU		60,155,986

RUSSIA — 9.8%
Materials — 9.8%
Polymetal International	6,623,655	94,287,220

SOUTH KOREA — 5.2%
Materials — 5.2%
Korea Zinc (A)	117,580	49,645,973

UNITED KINGDOM — 0.1%
Materials — 0.1%
Aclara Resources * (A)	951,560	935,249

UNITED STATES — 8.1%
Materials — 8.1%
Coeur Mining *	5,070,268	23,779,557
Gatos Silver *	1,008,854	3,137,536
Gold Resource	1,563,052	2,563,405

Schedule of Investments (Unaudited)	January 31, 2022

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Golden Minerals * (A)	2,553,072	$950,764
Hecla Mining	9,449,524	46,869,639

TOTAL UNITED STATES		77,300,901

TOTAL COMMON STOCK
(Cost $1,150,247,677)		957,205,852

U.S. TREASRUY OBLIGATION — 5.2%
U.S. Treasury Bill
0.000%, 02/01/22(B)
(Cost $50,000,000)	$50,000,000	50,000,000

SHORT-TERM INVESTMENT(C)(D) — 1.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $18,232,507)	18,232,507	18,232,507

REPURCHASE AGREEMENT(C) — 1.8%
BNP Paribas
0.030%, dated 01/31/2022, to be repurchased on 02/01/2022, repurchase price $16,831,986 (collateralized by various U.S. Treasury Obligations, ranging in par value $630,177 - $2,257,419, 1.130%, 02/28/2025, with a total market value of $17,119,584)
(Cost $16,831,972)	$16,831,972	16,831,972

TOTAL INVESTMENTS — 108.8%
(Cost $1,235,312,156)		$1,042,270,331

Percentages are based on Net Assets of $957,645,320.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Silver Miners ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $32,776,511.

(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $35,064,479.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$907,559,879	$49,645,973	$—	$957,205,852
U.S. Treasury Obligation	—	50,000,000	—	50,000,000
Short-Term Investment	18,232,507	—	—	18,232,507
Repurchase Agreement	—	16,831,972	—	16,831,972
Total Investments in Securities	$925,792,386	$116,477,945	$—	$1,042,270,331

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 20.9%
Materials — 20.9%
Aurelia Metals *	1,018,686	$301,440
Bellevue Gold *	771,741	418,671
Capricorn Metals * (A)	255,729	569,348
De Grey Mining *	833,836	663,849
Gold Road Resources	720,123	674,790
OceanaGold *	608,350	937,542
Perseus Mining	1,027,365	1,053,169
Ramelius Resources	674,606	634,515
Red 5 *	1,981,148	376,870
Regis Resources	646,358	774,163
Resolute Mining *	918,148	184,361
Silver Lake Resources *	766,801	794,165
SolGold *	1,098,765	390,652
St. Barbara	604,682	521,884
West African Resources *	703,728	547,870
Westgold Resources *	339,476	434,106

TOTAL AUSTRALIA		9,277,395

BURKINA FASO — 3.9%
Materials — 3.9%
Endeavour Mining	77,908	1,734,828

CANADA — 48.9%
Materials — 48.9%
Alamos Gold, Cl A	245,599	1,674,275
B2Gold	503,304	1,812,496
Dundee Precious Metals (A)	156,214	917,533
Equinox Gold *	232,503	1,332,715
Great Bear Resources * (A)	44,899	1,000,148
K92 Mining * (A)	188,311	941,703
Kirkland Lake Gold	43,153	1,624,600
Lundin Gold * (A)	63,154	456,846

Schedule of Investments (Unaudited)	January 31, 2022

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
McEwen Mining * (A)	334,452	$285,087
New Gold *	545,338	861,872
Novagold Resources *	208,645	1,377,057
Orla Mining * (A)	124,955	410,687
Osisko Mining *	252,134	870,316
Pretium Resources *	162,901	2,210,781
Sabina Gold & Silver * (A)	278,230	295,338
Seabridge Gold * (A)	55,677	893,616
Skeena Resources * (A)	45,692	502,979
SSR Mining	124,315	2,045,851
Torex Gold Resources *	74,121	726,174
Victoria Gold * (A)	40,804	449,813
Wesdome Gold Mines *	121,722	1,046,093

TOTAL CANADA		21,735,980

EGYPT — 2.6%
Materials — 2.6%
Centamin	963,535	1,148,718

INDONESIA — 7.3%
Materials — 7.3%
Aneka Tambang	7,307,114	899,290
Merdeka Copper Gold *	9,350,853	2,366,646

TOTAL INDONESIA		3,265,936

PERU — 0.9%
Materials — 0.9%
Hochschild Mining	279,169	387,657

RUSSIA — 0.9%
Materials — 0.9%
Petropavlovsk * (A)	1,947,350	391,116

TURKEY — 3.9%
Materials — 3.9%
Eldorado Gold *	157,850	1,381,405

Schedule of Investments (Unaudited)	January 31, 2022

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Koza Altin Isletmeleri *	39,635	$378,461

TOTAL TURKEY		1,759,866

UNITED KINGDOM — 2.4%
Materials — 2.4%
Aclara Resources *	38,357	37,699
Greatland Gold *	3,282,082	607,671
Pan African Resources	1,659,378	405,188

TOTAL UNITED KINGDOM		1,050,558

UNITED STATES — 8.3%
Materials — 8.3%
Argonaut Gold *	264,073	473,413
Coeur Mining *	201,576	945,391
Hecla Mining	459,398	2,278,614

TOTAL UNITED STATES		3,697,418

TOTAL COMMON STOCK
(Cost $47,684,313)		44,449,472

SHORT-TERM INVESTMENT(B)(C) — 3.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,421,379)	1,421,379	1,421,379

Schedule of Investments (Unaudited)	January 31, 2022

Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 3.0%
BNP Paribas
0.030%, dated 01/31/2022, to be repurchased on 02/01/2022, repurchase price $1,312,196 (collateralized by various U.S. Treasury Obligations, ranging in par value $49,128 - $175,985, 1.130%, 02/28/2025, with a total market value of $1,334,617)
(Cost $1,312,195)	$1,312,195	$1,312,195

TOTAL INVESTMENTS — 106.2%
(Cost $50,417,887)		$47,183,046

Percentages are based on Net Assets of $44,438,863.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $2,610,719.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $2,733,574.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,449,472	$—	$—	$44,449,472
Short-Term Investment	1,421,379	—	—	1,421,379
Repurchase Agreement	—	1,312,195	—	1,312,195
Total Investments in Securities	$45,870,851	$1,312,195	$—	$47,183,046

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 18.0%
Materials — 18.0%
Aeris Resources *	31,589,334	$3,115,867
BHP Group (A)	2,967,815	96,916,353
Glencore	15,920,349	81,807,120
OZ Minerals	4,608,371	78,508,057
Sandfire Resources	7,074,905	33,347,035
SolGold * (A)	21,986,610	7,817,068

TOTAL AUSTRALIA		301,511,500

BRAZIL — 0.9%
Materials — 0.9%
ERO Copper *	1,279,520	15,926,090

CANADA — 16.7%
Materials — 16.7%
Altius Minerals	686,020	9,515,170
Capstone Mining *	7,150,433	30,416,608
Copper Mountain Mining * (A)	2,854,441	7,900,324
HudBay Minerals, Cl B (A)	4,633,002	33,259,403
Ivanhoe Mines, Cl A *	9,877,941	84,581,520
Northern Dynasty Minerals * (A)	8,391,534	2,571,166
Sierra Metals	1,781,093	2,315,421
Solaris Resources * (A)	765,785	8,429,777
Taseko Mines *	4,844,816	9,253,598
Teck Resources, Cl B	2,925,028	90,294,543

TOTAL CANADA		278,537,530

CHILE — 9.3%
Materials — 9.3%
Antofagasta	4,123,429	73,716,631
Lundin Mining	9,811,346	81,696,929

TOTAL CHILE		155,413,560

Schedule of Investments (Unaudited)	January 31, 2022

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 10.4%
Materials — 10.4%
China Gold International Resources * (A)	4,267,400	$11,301,218
China Nonferrous Mining	20,076,600	7,801,437
Jiangxi Copper, Cl H	19,252,001	31,109,158
Jinchuan Group International Resources	171,065,100	30,274,873
MMG *	49,617,000	15,844,250
Zijin Mining Group, Cl H	60,292,960	77,013,662

TOTAL CHINA		173,344,598

CYPRUS — 0.4%
Materials — 0.4%
Atalaya Mining (A)	1,341,455	7,415,033

GERMANY — 3.7%
Materials — 3.7%
Aurubis	593,883	61,128,553

JAPAN — 8.6%
Materials — 8.6%
Mitsubishi Materials	2,130,367	37,587,642
Nittetsu Mining	96,551	5,337,643
Sumitomo Metal Mining (A)	2,199,419	100,174,015

TOTAL JAPAN		143,099,300

MEXICO — 4.8%
Materials — 4.8%
Grupo Mexico, Cl B	18,679,834	80,141,726

MONGOLIA — 1.8%
Materials — 1.8%
Turquoise Hill Resources *	1,757,944	30,764,020

PERU — 4.9%
Materials — 4.9%
Southern Copper	1,292,882	82,602,231

Schedule of Investments (Unaudited)	January 31, 2022

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 4.1%
Materials — 4.1%
KGHM Polska Miedz	1,999,851	$68,167,857

SWEDEN — 5.4%
Materials — 5.4%
Boliden (A)	2,244,701	89,820,746

TURKEY — 0.4%
Industrials — 0.4%
Sarkuysan Elektrolitik Bakir	4,399,345	5,961,767

UNITED KINGDOM — 0.5%
Materials — 0.5%
Central Asia Metals	3,038,661	9,050,550

UNITED STATES — 4.9%
Materials — 4.9%
Freeport-McMoRan	2,216,221	82,487,746

ZAMBIA — 5.2%
Materials — 5.2%
First Quantum Minerals	3,538,402	87,110,683

TOTAL COMMON STOCK
(Cost $1,663,112,950)		1,672,483,490

SHORT-TERM INVESTMENT(B)(C) — 4.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $71,221,318)	71,221,318	71,221,318

Schedule of Investments (Unaudited)	January 31, 2022

Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 3.9%
BNP Paribas
0.030%, dated 01/31/2022, to be repurchased on 02/01/2022, repurchase price $65,750,488 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,461,649 - $8,818,115, 1.130%, 02/28/2025, with a total market value of $66,873,923)
(Cost $65,750,433)	$65,750,433	$65,750,433

TOTAL INVESTMENTS — 108.2%
(Cost $1,800,084,701)		$1,809,455,241

Percentages are based on Net Assets of $1,672,501,532.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $128,178,711.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $136,971,751.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,672,483,490	$—	$—	$1,672,483,490
Short-Term Investment	71,221,318	—	—	71,221,318
Repurchase Agreement	—	65,750,433	—	65,750,433
Total Investments in Securities	$1,743,704,808	$65,750,433	$—	$1,809,455,241

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Copper Miners ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 16.4%
Energy — 10.1%
A-Cap Energy *	1,319,687	$144,116
Bannerman Energy * (A)	54,621,658	8,658,804
Berkeley Energia * (A)	12,774,001	2,099,263
Boss Energy * (A)	12,648,151	17,822,455
Deep Yellow * (A)	15,284,998	8,022,914
Paladin Energy *	129,575,334	65,730,257
Peninsula Energy * (A)	48,936,116	6,378,400
Vimy Resources * (A)	45,850,582	5,653,188
		114,509,397

Financials — 2.0%
Macquarie Group	172,955	22,375,029

Materials — 4.3%
BHP Group	644,783	20,303,290
Greenland Minerals * (A)	64,093,815	3,431,944
Lotus Resources * (A)	37,818,434	6,528,000
Rio Tinto	261,100	18,163,326
		48,426,560

TOTAL AUSTRALIA		185,310,986

CANADA — 44.5%
Energy — 39.8%
Cameco	13,258,776	257,606,821
Denison Mines * (A)	42,663,301	51,660,232
Fission Uranium * (A)	28,617,305	17,326,093
Forsys Metals * (A)	6,037,856	3,845,466
GoviEx Uranium, Cl A * (A)	21,552,578	5,253,420
IsoEnergy * (A)	2,524,850	6,948,400
Laramide Resources * (A)	8,057,086	4,117,869
NexGen Energy *	20,710,709	85,168,272
UEX * (A)	21,370,598	5,461,114

Schedule of Investments (Unaudited)	January 31, 2022

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Uranium Royalty * (A)	3,445,004	$11,295,539
Western Uranium & Vanadium * (A)	1,728,167	2,282,843
		450,966,069

Industrials — 1.6%
Aecon Group	1,367,681	18,668,770

Materials — 3.1%
Encore Energy * (A)	13,129,731	14,556,471
Global Atomic * (A)	7,453,916	20,689,042
		35,245,513

TOTAL CANADA		504,880,352

CHINA — 2.9%
Energy — 0.7%
CGN Mining	78,493,100	8,254,431

Utilities — 2.2%
CGN Power, Cl H	90,295,186	24,896,878

TOTAL CHINA		33,151,309

JAPAN — 5.5%
Industrials — 5.5%
ITOCHU	668,596	21,277,861
Mitsubishi Heavy Industries	695,921	18,716,938
Sumitomo	1,482,790	22,790,376

TOTAL JAPAN		62,785,175

KAZAKHSTAN — 9.6%
Energy — 9.6%
NAC Kazatomprom JSC GDR	3,466,462	108,500,261

SOUTH AFRICA — 1.6%
Materials — 1.6%
Sibanye Stillwater	4,820,164	17,613,696

Schedule of Investments (Unaudited)	January 31, 2022

Global X Uranium ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
SOUTH KOREA — 6.5%
Industrials — 6.5%
Daewoo Engineering & Construction *	3,080,635	$14,489,590
Doosan Heavy Industries & Construction *	1,009,213	14,817,976
GS Engineering & Construction	510,017	16,605,697
Hyundai Engineering & Construction	382,750	13,398,631
Samsung C&T	166,478	14,776,562

TOTAL SOUTH KOREA		74,088,456

UNITED KINGDOM — 3.1%
Industrials — 3.1%
Yellow Cake *	8,185,173	35,031,464

UNITED STATES — 9.7%
Energy — 9.7%
Centrus Energy, Cl A *	561,186	24,383,531
Energy Fuels * (A)	7,050,327	43,572,551
Uranium Energy * (A)	11,801,721	30,802,492
Ur-Energy *	9,493,166	11,201,936

TOTAL UNITED STATES		109,960,510

TOTAL COMMON STOCK
(Cost $1,155,254,412)		1,131,322,209

RIGHT — 0.0%
South Korea — 0.0%
Doosan Heavy Industries & Construction, Expires 02/11/22 * (B)(C)(D)	211	569

TOTAL RIGHT (Cost $–)		569

Schedule of Investments (Unaudited)	January 31, 2022

Global X Uranium ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 3.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $35,516,296)	35,516,296	$35,516,296

REPURCHASE AGREEMENT(E) — 2.9%
BNP Paribas
0.030%, dated 01/31/2022, to be repurchased on 02/01/2022, repurchase price $32,981,789 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,234,813 - $4,423,347, 1.130%, 02/28/2025, with a total market value of $33,545,328)
(Cost $32,981,762)	$32,981,762	32,981,762

TOTAL INVESTMENTS — 105.9%
(Cost $1,223,752,470)		$1,199,820,836

Percentages are based on Net Assets of $1,133,326,299.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $67,319,210.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2022 was $569 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2022, was $569 and represents 0.0% of Net Assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $68,498,058.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

Cl — Class
GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2022

Global X Uranium ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,057,233,753	$74,088,456	$—	$1,131,322,209
Right	—	—	569	569
Short-Term Investment	35,516,296	—	—	35,516,296
Repurchase Agreement	—	32,981,762	—	32,981,762
Total Investments in Securities	$1,092,750,049	$107,070,218	$569	$1,199,820,836

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-2600

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 100.0%
Energy — 100.0%
CGN Mining	3,351,400	$352,437
China Coal Energy, Cl H	898,000	499,813
China Oilfield Services, Cl H	970,886	947,534
China Petroleum & Chemical, Cl A	70,250	46,145
China Petroleum & Chemical, Cl H	1,903,797	996,145
China Shenhua Energy, Cl A	15,500	54,771
China Shenhua Energy, Cl H	443,230	1,084,549
China Suntien Green Energy, Cl H	639,100	387,679
COSCO SHIPPING Energy Transportation, Cl A	500,600	402,599
Guanghui Energy, Cl A *	483,550	437,403
Inner Mongolia Yitai Coal, Cl B	587,794	541,946
Offshore Oil Engineering, Cl A	609,775	425,397
PetroChina, Cl A	60,800	47,849
PetroChina, Cl H	2,007,263	996,224
Shaanxi Coal Industry, Cl A	256,136	503,538
Shanxi Coking Coal Energy Group, Cl A	347,753	422,510
Shanxi Lu'an Environmental Energy Development, Cl A	260,965	494,622
Sinopec Kantons Holdings	1,243,100	473,483
Yankuang Energy Group, Cl A	74,364	269,418
Yankuang Energy Group, Cl H	465,425	981,281
Yantai Jereh Oilfield Services Group, Cl A	75,600	490,904

TOTAL CHINA		10,856,247

TOTAL COMMON STOCK
(Cost $10,279,034)		10,856,247

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Energy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 3.7%
U.S. Treasury Bill
0.000%, 02/01/22(A)
(Cost $400,000)	$400,000	$400,000

TOTAL INVESTMENTS — 103.7%
(Cost $10,679,034)		$11,256,247

Percentages are based on Net Assets of $10,852,992.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,632,560	$3,223,687	$—	$10,856,247
U.S. Treasury Obligation	—	400,000	—	400,000
Total Investments in Securities	$7,632,560	$3,623,687	$—	$11,256,247

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 97.1%
Materials — 97.1%
Aluminum Corp of China, Cl A *	135,000	$111,323
Aluminum Corp of China, Cl H *	584,139	307,893
Anhui Conch Cement, Cl A	28,200	173,345
Anhui Conch Cement, Cl H	171,620	904,590
Anhui Honglu Steel Construction Group, Cl A	3,600	27,716
Baoshan Iron & Steel, Cl A	204,700	225,920
BBMG, Cl A	119,300	51,245
Beijing Easpring Material Technology, Cl A	1,400	18,875
Chengtun Mining Group, Cl A	10,600	14,341
Chengxin Lithium Group, Cl A *	2,200	15,334
Chifeng Jilong Gold Mining, Cl A *	9,900	21,790
China Hongqiao Group	325,500	363,172
China Jushi, Cl A	41,559	105,742
China Lumena New Materials *(A)(B)(C)	48	—
China Minmetals Rare Earth, Cl A	2,900	13,912
China Molybdenum, Cl A	169,500	137,380
China Molybdenum, Cl H	491,854	249,789
China National Building Material, Cl H	574,500	742,664
China Northern Rare Earth Group High-Tech, Cl A	32,100	187,102
China Resources Cement Holdings	363,600	312,421
CNNC Hua Yuan Titanium Dioxide, Cl A	10,000	15,865
Do-Fluoride New Materials, Cl A	2,700	17,537
Dongyue Group	170,600	206,316
Ganfeng Lithium, Cl A	10,200	214,194
Ganfeng Lithium, Cl H	36,200	568,240
GEM, Cl A	54,000	74,328
Guangzhou Tinci Materials Technology, Cl A	6,280	92,761
Hangzhou Oxygen Plant Group, Cl A	5,100	24,554
Hengli Petrochemical, Cl A	54,820	202,908
Hengyi Petrochemical, Cl A	44,800	70,936
Hesteel, Cl A	148,200	55,295
Hoshine Silicon Industry, Cl A	1,100	18,107
Huafon Chemical, Cl A	15,600	23,038
Huaxin Cement, Cl A	18,000	52,515
Hubei Xingfa Chemicals Group, Cl A	3,400	15,900
Hunan Valin Steel, Cl A	74,700	64,409
Inner Mongolia BaoTou Steel Union, Cl A *	422,300	154,918
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	98,700	76,283
Inner Mongolia Yuan Xing Energy, Cl A *	19,700	26,560
Jiangsu Eastern Shenghong, Cl A	18,300	48,111

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Jiangsu Yangnong Chemical, Cl A	3,700	$67,959
Jiangsu Yoke Technology, Cl A	2,900	29,970
Jiangxi Copper, Cl A	23,600	74,662
Jiangxi Copper, Cl H	164,591	265,961
Kingfa Sci & Tech, Cl A	19,700	35,022
LB Group, Cl A	25,000	94,807
Lee & Man Paper Manufacturing	209,700	143,071
Luxi Chemical Group, Cl A	11,200	24,722
MMG *	367,300	117,290
Ningxia Baofeng Energy Group, Cl A	34,600	86,300
Pangang Group Vanadium Titanium & Resources, Cl A *	111,400	64,094
Real Gold Mining *(A)(B)(C)	97,864	—
Rongsheng Petrochemical, Cl A	91,600	258,340
Satellite Chemical, Cl A	7,580	49,909
Shandong Gold Mining, Cl A	37,920	111,464
Shandong Gold Mining, Cl H	95,200	159,693
Shandong Hualu Hengsheng Chemical, Cl A	22,470	106,419
Shandong Nanshan Aluminum, Cl A	134,200	90,256
Shandong Sun Paper Industry JSC, Cl A	35,200	61,364
Shanghai Putailai New Energy Technology, Cl A	6,415	143,109
Shanxi Meijin Energy, Cl A *	13,000	27,126
Shanxi Taigang Stainless Steel, Cl A	69,100	73,555
Shenghe Resources Holding, Cl A	10,300	26,369
Shenzhen Capchem Technology, Cl A	2,350	34,826
Shenzhen Senior Technology Material, Cl A	2,800	15,579
Sichuan Hebang Biotechnology *	39,900	21,956
Sichuan New Energy Power *	4,800	15,170
Sichuan Yahua Industrial Group, Cl A	4,700	16,932
Sinoma Science & Technology, Cl A	9,700	44,586
Sinopec Shanghai Petrochemical, Cl A	84,100	50,892
Skshu Paint, Cl A	2,318	38,629
Tianshan Aluminum Group, Cl A	15,400	19,869
Tibet Summit Resources, Cl A *	3,700	16,468
Tongkun Group, Cl A	27,900	90,408
Tongling Nonferrous Metals Group, Cl A	130,000	68,274
Transfar Zhilian, Cl A	40,600	48,946

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Wanhua Chemical Group, Cl A	27,047	$383,100
Weihai Guangwei Composites, Cl A	6,100	68,777
Western Superconducting Technologies, Cl A	1,409	17,892
Xiamen Tungsten, Cl A	18,100	55,332
Xinjiang Zhongtai Chemical, Cl A (A)(B)(C)	14,500	24,277
Yintai Gold, Cl A	36,020	46,304
YongXing Special Materials Technology, Cl A	800	14,971
Yunnan Aluminium, Cl A *	14,400	24,358
Yunnan Energy New Material, Cl A	7,750	308,712
Yunnan Tin, Cl A *	6,800	21,321
Zhejiang Huayou Cobalt, Cl A	11,030	170,099
Zhejiang Juhua, Cl A	34,400	69,568
Zhejiang Longsheng Group, Cl A	39,500	77,034
Zhejiang Yongtai Technology, Cl A *	2,100	10,617
Zibo Qixiang Tengda Chemical, Cl A	14,300	20,670
Zijin Mining Group, Cl A	95,100	145,511
Zijin Mining Group, Cl H	728,559	930,606

TOTAL CHINA		10,990,475

HONG KONG — 2.8%
Materials — 2.8%
Huabao International Holdings	115,700	71,074
Nine Dragons Paper Holdings	244,470	243,293

TOTAL HONG KONG		314,367

TOTAL COMMON STOCK
(Cost $11,660,031)		11,304,842

TOTAL INVESTMENTS — 99.9%
(Cost $11,660,031)		$11,304,842

Percentages are based on Net Assets of $11,315,477.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Materials ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2022 was $24,277 and represented 0.2% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2022, was $24,277 and represents 0.2% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,853,296	$3,427,269	$24,277	$11,304,842
Total Investments in Securities	$7,853,296	$3,427,269	$24,277	$11,304,842

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 98.6%
Industrials — 98.6%
51job ADR *	6,426	$323,870
AECC Aero-Engine Control, Cl A	17,800	65,800
AECC Aviation Power, Cl A	33,900	256,054
Air China, Cl A *	84,200	132,265
Air China, Cl H *	386,000	289,096
AVIC Electromechanical Systems, Cl A	49,100	93,293
AviChina Industry & Technology, Cl H	526,390	295,681
AVICOPTER, Cl A	7,700	66,718
Beijing Capital International Airport, Cl H *	397,831	264,794
Beijing New Building Materials, Cl A	20,700	104,981
Beijing Originwater Technology, Cl A	45,700	47,213
Beijing United Information Technology, Cl A	4,500	80,459
Beijing-Shanghai High Speed Railway, Cl A	520,100	411,759
China Baoan Group, Cl A	32,500	65,267
China Communications Services, Cl H	506,100	268,707
China Conch Venture Holdings	348,660	1,656,655
China CSSC Holdings, Cl A	57,700	184,079
China Eastern Airlines, Cl A *	115,600	104,024
China Everbright Environment Group	781,450	577,252
China Lesso Group Holdings	229,700	397,093
China Merchants Port Holdings	317,031	583,846
China National Chemical Engineering, Cl A	77,900	124,567
China Railway Group, Cl A	258,600	252,164
China Railway Group, Cl H	846,698	521,209
China Southern Airlines, Cl A *	133,900	153,868
China Southern Airlines, Cl H *	362,500	230,120
China State Construction Engineering, Cl A	533,200	434,668
China State Construction International Holdings	426,010	501,539
CITIC	1,233,900	1,376,705
Contemporary Amperex Technology, Cl A	29,632	2,752,878

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
COSCO SHIPPING Development, Cl A	124,900	$57,763
COSCO SHIPPING Holdings, Cl A *	160,850	406,491
COSCO SHIPPING Holdings, Cl H *	711,501	1,279,279
COSCO SHIPPING Ports	386,730	307,497
CRRC, Cl A	309,000	281,933
CRRC, Cl H	926,000	422,769
DiDi Global ADR *	64,508	232,874
Dongfang Electric, Cl A	35,200	94,639
Eve Energy, Cl A	24,100	352,390
Fangda Carbon New Material, Cl A	48,063	72,259
Fosun International	532,000	602,440
Ginlong Technologies, Cl A	3,100	114,188
Gotion High-Tech, Cl A *	20,600	129,179
Guangdong Kinlong Hardware Products, Cl A	4,151	103,659
Haitian International Holdings	135,026	352,390
Hefei Meiya Optoelectronic Technology, Cl A	8,500	44,654
Hongfa Technology, Cl A	9,400	94,136
Jiangsu Expressway, Cl H	258,819	269,854
Jiangsu Hengli Hydraulic, Cl A	16,568	199,167
Jiangsu Zhongtian Technology, Cl A	39,000	101,616
Kuang-Chi Technologies, Cl A *	27,200	85,112
Luoyang Xinqianglian Slewing Bearing, Cl A	2,000	53,051
Metallurgical Corp of China, Cl A	226,300	130,201
Ming Yang Smart Energy Group, Cl A	24,500	98,173
NARI Technology, Cl A	70,440	386,502
North Industries Group Red Arrow, Cl A *	17,500	50,480
Power Construction Corp of China, Cl A	194,300	263,788
Riyue Heavy Industry, Cl A	12,200	53,304
Sany Heavy Equipment International Holdings	233,100	243,337
Sany Heavy Industry, Cl A	107,900	340,679
SF Holding, Cl A	62,400	619,720
Shanghai Construction Group, Cl A	113,200	58,386
Shanghai Electric Group, Cl A	167,400	112,322
Shanghai International Airport, Cl A *	12,200	96,567
Shanghai International Port Group, Cl A	117,900	104,800
Shanghai M&G Stationery, Cl A	11,733	100,762
Shenzhen Inovance Technology, Cl A	33,250	312,705

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shenzhen International Holdings	263,506	$266,630
Sichuan Road & Bridge, Cl A	59,900	100,479
Sieyuan Electric, Cl A	9,600	68,477
Sinotrans, Cl A	55,900	35,667
Sinotruk Hong Kong	149,300	220,957
Sungrow Power Supply, Cl A	18,500	330,600
Sunwoda Electronic, Cl A	22,600	124,608
Suzhou Maxwell Technologies, Cl A	1,325	102,138
TBEA, Cl A	47,100	137,710
Titan Wind Energy Suzhou, Cl A	14,000	43,742
Weichai Power, Cl A	86,100	209,218
Weichai Power, Cl H	411,896	741,646
Wuxi Lead Intelligent Equipment, Cl A	9,900	111,529
Wuxi Shangji Automation, Cl A	3,603	71,170
XCMG Construction Machinery, Cl A	99,000	87,534
Xiamen C & D, Cl A	37,000	54,293
Xinjiang Goldwind Science & Technology, Cl A	42,047	98,415
Xinjiang Goldwind Science & Technology, Cl H	163,671	283,366
Yantai Eddie Precision Machinery, Cl A	10,580	49,643
Youngy, Cl A *	3,300	47,782
YTO Express Group, Cl A	43,900	110,873
Yunda Holding, Cl A	37,340	114,676
Zhefu Holding Group, Cl A *	67,700	63,574
Zhejiang Chint Electrics, Cl A *	27,300	203,292
Zhejiang Dingli Machinery, Cl A	6,288	72,050
Zhejiang Expressway, Cl H	303,940	260,379
Zhejiang HangKe Technology, Cl A	5,378	73,401
Zhejiang Sanhua Intelligent Controls, Cl A *	45,540	136,433
Zhejiang Weiming Environment Protection, Cl A	15,900	76,774
Zhejiang Weixing New Building Materials, Cl A	19,900	70,506
Zhuzhou CRRC Times Electric, Cl H	116,023	607,080

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhuzhou Kibing Group, Cl A	34,000	$84,057
Zoomlion Heavy Industry Science and Technology, Cl A *	93,000	102,787
Zoomlion Heavy Industry Science and Technology, Cl H	284,400	185,283
ZTO Express Cayman ADR *	92,198	2,769,628
		29,362,087

TOTAL CHINA		29,362,087

SINGAPORE — 1.3%
Industrials — 1.3%
BOC Aviation	44,120	368,914

TOTAL COMMON STOCK
(Cost $30,398,026)		29,731,001

TOTAL INVESTMENTS — 99.9%
(Cost $30,398,026)		$29,731,001

Percentages are based on Net Assets of $29,772,715.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Industrials ETF

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,407,481	$6,323,520	$—	$29,731,001
Total Investments in Securities	$23,407,481	$6,323,520	$—	$29,731,001

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Consumer Discretionary — 99.9%
Alibaba Group Holding *	2,152,756	$31,473,243
ANTA Sports Products	764,096	11,416,045
Autel Intelligent Technology, Cl A	53,714	530,509
Beijing Roborock Technology, Cl A	7,766	1,079,296
Bosideng International Holdings	6,617,300	3,216,339
BYD, Cl A	150,049	5,335,076
BYD, Cl H	540,030	15,333,360
Changzhou Xingyu Automotive Lighting Systems, Cl A	35,730	949,439
China Education Group Holdings	1,652,500	1,441,094
China Meidong Auto Holdings	1,063,900	4,980,071
China Tourism Group Duty Free, Cl A	156,250	5,059,769
China Yuhua Education	3,649,300	790,930
Chongqing Changan Automobile, Cl A	792,776	1,588,348
Dada Nexus ADR *	120,708	1,318,131
Dongfeng Motor Group, Cl H *	4,806,846	4,222,723
Ecovacs Robotics, Cl A	59,750	1,264,550
FAW Jiefang Group, Cl A	373,700	549,529
Fuyao Glass Industry Group, Cl A	250,814	1,870,857
Fuyao Glass Industry Group, Cl H	1,016,000	5,459,458
Geely Automobile Holdings	4,332,400	9,245,357
GOME Retail Holdings *	24,294,700	1,651,312
Great Wall Motor, Cl A	280,300	1,755,954
Great Wall Motor, Cl H	2,632,797	7,022,998
Guangzhou Automobile Group, Cl H	5,057,323	4,929,196
Haidilao International Holding (A)	1,781,100	3,832,852
Haier Smart Home, Cl A	790,119	3,424,933
Haier Smart Home, Cl H	2,003,560	7,978,216

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hang Zhou Great Star Industrial, Cl A *	143,200	$565,728
Hangzhou Robam Appliances, Cl A	118,832	642,154
HengTen Networks Group * (A)	5,677,100	1,732,788
Huayu Automotive Systems, Cl A	394,880	1,701,784
Huazhu Group ADR *	175,884	6,950,936
Huizhou Desay Sv Automotive, Cl A	57,400	1,232,812
Jason Furniture Hangzhou, Cl A	79,200	903,405
JD Health International *	258,470	2,066,752
JD.com, Cl A *	923,204	33,103,711
Jiumaojiu International Holdings	1,516,900	3,244,852
Li Auto ADR *	389,290	10,156,576
Li Ning	1,525,600	14,742,318
Meituan, Cl B *	1,176,750	33,140,448
Mianyang Fulin Precision, Cl A *	93,100	351,310
Minth Group	1,106,000	5,063,668
New Oriental Education & Technology Group ADR *	2,276,626	3,255,575
Ningbo Joyson Electronic, Cl A	162,000	464,000
Ningbo Tuopu Group, Cl A	137,135	1,160,931
NIO ADR *	792,082	19,413,930
Oppein Home Group, Cl A	63,605	1,361,992
Pinduoduo ADR *	266,064	15,921,270
SAIC Motor, Cl A	976,500	2,856,593
Sailun Group, Cl A	383,953	698,835
Shandong Linglong Tyre, Cl A	174,534	834,808
Shanghai Jinjiang International Hotels, Cl A	114,456	1,009,133
Shanghai Yuyuan Tourist Mart Group, Cl A	387,728	561,039
Shenzhen Kedali Industry, Cl A	29,200	703,821
Shenzhen MTC, Cl A *	567,000	381,333

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shenzhen Overseas Chinese Town, Cl A	1,050,700	$1,269,982
Shenzhou International Group Holdings	611,192	11,216,546
Songcheng Performance Development, Cl A	311,280	746,145
Suning.com, Cl A *	1,197,000	733,728
Suzhou TA&A Ultra Clean Technology, Cl A	73,000	753,032
TAL Education Group ADR *	866,497	2,478,181
TCL Technology Group, Cl A	1,733,205	1,524,324
Tongcheng Travel Holdings *	1,893,500	3,870,753
Topsports International Holdings	3,199,200	2,871,979
Trip.com Group ADR *	379,897	10,109,059
Vipshop Holdings ADR *	546,630	5,089,125
Wuchan Zhongda Group, Cl A	638,000	527,103
Xiamen Intretech, Cl A	97,940	460,623
XPeng ADR, Cl A *	279,234	9,798,321
Yadea Group Holdings	2,404,600	3,410,671
Yum China Holdings	288,931	13,917,806
Zhejiang Semir Garment, Cl A	316,187	345,990
Zhejiang Supor, Cl A *	68,226	552,974
Zhongsheng Group Holdings	794,500	6,077,797

TOTAL CHINA		377,696,226

TOTAL COMMON STOCK
(Cost $554,226,776)		377,696,226

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,143,628)	2,143,628	2,143,628

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
0.030%, dated 01/31/2022, to be repurchased on 02/01/2022, repurchase price $1,978,966 (collateralized by various U.S. Treasury Obligations, ranging in par value $74,019 - $265,409, 1.130%, 02/28/2025, with a total market value of $2,012,782)
(Cost $1,978,964)	$1,978,964	$1,978,964

TOTAL INVESTMENTS — 101.0%
(Cost $558,349,368)		$381,818,818

Percentages are based on Net Assets of $378,176,216.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $3,760,823.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $4,122,592.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$349,681,297	$28,014,929	$—	$377,696,226
Short-Term Investment	2,143,628	—	—	2,143,628
Repurchase Agreement	—	1,978,964	—	1,978,964
Total Investments in Securities	$351,824,925	$29,993,893	$—	$381,818,818

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.0%
Consumer Staples — 99.0%
Angel Yeast, Cl A	6,754	$60,353
Anhui Gujing Distillery, Cl A	3,076	101,026
Anhui Gujing Distillery, Cl B	12,100	177,057
Anhui Kouzi Distillery, Cl A	4,800	52,419
Anhui Yingjia Distillery, Cl A	1,600	16,959
Anjoy Foods Group, Cl A	900	18,847
Beijing Dabeinong Technology Group, Cl A	45,900	65,841
Beijing Shunxin Agriculture, Cl A	5,830	24,760
By-health, Cl A	13,400	52,728
C&S Paper, Cl A	9,100	21,142
Chacha Food, Cl A	3,500	30,030
China Feihe	317,000	438,248
China Mengniu Dairy	194,200	1,145,642
China Resources Beer Holdings	131,100	975,993
Chongqing Brewery, Cl A *	3,872	80,976
Chongqing Fuling Zhacai Group, Cl A	6,500	31,997
Dali Foods Group	248,000	143,122
DaShenLin Pharmaceutical Group, Cl A	3,240	18,794
Foshan Haitian Flavouring & Food, Cl A	20,375	308,113
Fujian Sunner Development, Cl A *	8,600	28,515
Guangdong Haid Group, Cl A	11,991	135,066
Heilongjiang Agriculture, Cl A	14,300	29,771
Henan Shuanghui Investment & Development, Cl A	22,840	106,703
Hengan International Group	63,400	309,782
Inner Mongolia Yili Industrial Group, Cl A	39,129	233,532
Jiangsu King's Luck Brewery JSC, Cl A	9,800	78,231
Jiangsu Yanghe Brewery Joint-Stock, Cl A	9,194	225,355
Jiangxi Zhengbang Technology, Cl A	23,200	32,188
JiuGui Liquor, Cl A	1,200	30,852
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	6,400	32,107

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Juewei Food, Cl A	4,900	$40,398
Kweichow Moutai, Cl A	4,126	1,220,578
Laobaixing Pharmacy Chain JSC, Cl A	3,160	21,054
Luzhou Laojiao, Cl A	8,597	291,533
Muyuan Foods, Cl A	31,364	268,416
New Hope Liuhe, Cl A *	38,600	97,366
Nongfu Spring, Cl H	145,000	873,993
Proya Cosmetics, Cl A	1,300	34,453
RLX Technology ADR *	49,696	166,482
Shanghai Bairun Investment Holding Group, Cl A	2,560	17,418
Shanghai Jahwa United, Cl A	5,600	35,529
Shanxi Xinghuacun Fen Wine Factory, Cl A	7,078	305,312
Sichuan Swellfun, Cl A	3,868	59,790
Smoore International Holdings	153,800	656,814
Sun Art Retail Group	239,300	87,157
Tingyi Cayman Islands Holding	189,500	392,242
Toly Bread, Cl A	6,300	25,709
Tongwei, Cl A	28,200	165,122
Tsingtao Brewery, Cl A	5,500	79,507
Tsingtao Brewery, Cl H	52,900	474,893
Uni-President China Holdings	150,300	141,673
Want Want China Holdings	461,000	451,094
Wens Foodstuffs Group *	46,644	147,345
Wuliangye Yibin, Cl A	21,348	663,926
Yifeng Pharmacy Chain, Cl A	5,480	42,397
Yihai International Holding	46,840	199,133
Yihai Kerry Arawana Holdings, Cl A	6,300	56,326
Yonghui Superstores, Cl A	103,600	63,017
Yuan Longping High-tech Agriculture, Cl A *	10,600	30,842

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$12,115,668

HONG KONG — 0.9%
Consumer Staples — 0.9%
Vinda International Holdings	41,000	109,893

TOTAL COMMON STOCK
(Cost $11,452,223)		12,225,561

TOTAL INVESTMENTS — 99.9%
(Cost $11,452,223)		$12,225,561

Percentages are based on Net Assets of $12,238,679.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
JSC — Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,025,538	$3,200,023	$—	$12,225,561
Total Investments in Securities	$9,025,538	$3,200,023	$—	$12,225,561

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 93.5%
Health Care — 93.5%
3SBio *	161,200	$127,140
Aier Eye Hospital Group, Cl A	34,524	174,656
Akeso *	22,400	60,327
Alibaba Health Information Technology *	362,100	270,732
Apeloa Pharmaceutical, Cl A	6,400	28,163
Asymchem Laboratories Tianjin, Cl A	1,413	72,099
Autobio Diagnostics, Cl A	2,282	17,226
BeiGene ADR *	3,855	935,146
Beijing Tiantan Biological Products, Cl A	8,200	36,059
Beijing Wantai Biological Pharmacy Enterprise, Cl A	1,800	63,193
Betta Pharmaceuticals, Cl A	2,420	23,636
BGI Genomics, Cl A *	2,433	32,039
CanSino Biologics, Cl A *	405	16,259
CanSino Biologics, Cl H *	6,600	110,035
Changchun High & New Technology Industry Group, Cl A	2,428	66,440
China Medical System Holdings	145,900	242,869
China National Medicines, Cl A	3,800	16,651
China Resources Sanjiu Medical & Pharmaceutical, Cl A	5,800	31,533
China Traditional Chinese Medicine Holdings	348,500	202,462
Chongqing Zhifei Biological Products, Cl A	9,333	154,537
CSPC Pharmaceutical Group	784,808	951,124
Daan Gene, Cl A	7,360	20,550
Dong-E-E-Jiao, Cl E	7,600	45,144
Genscript Biotech *	111,100	351,215
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	16,159	73,718
Guangzhou Kingmed Diagnostics Group, Cl A	2,700	32,897
Hangzhou Tigermed Consulting, Cl A	4,516	73,113

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hangzhou Tigermed Consulting, Cl H	10,720	$111,564
Hansoh Pharmaceutical Group	116,700	240,058
Huadong Medicine, Cl A	18,111	103,917
Hualan Biological Engineering, Cl A	12,670	50,094
Humanwell Healthcare Group, Cl A	9,000	27,668
HUTCHMED China ADR *	9,163	249,600
Hygeia Healthcare Holdings	25,400	114,173
I-Mab ADR *	2,863	72,291
Imeik Technology Development, Cl A	900	62,434
Innovent Biologics *	93,900	393,781
Intco Medical Technology, Cl A	2,850	23,618
Jafron Biomedical, Cl A	5,000	36,998
Jiangsu Hengrui Medicine, Cl A	38,072	244,413
Jiangsu Yuyue Medical Equipment & Supply, Cl A	5,500	25,712
Jinxin Fertility Group *	114,100	113,550
Joincare Pharmaceutical Group Industry, Cl A	9,700	17,792
Joinn Laboratories China, Cl A	1,400	21,263
Jointown Pharmaceutical Group, Cl A	22,770	47,691
Lepu Medical Technology Beijing, Cl A	12,501	40,607
Livzon Pharmaceutical Group, Cl A	3,200	17,618
Meinian Onehealth Healthcare Holdings, Cl A *	44,520	49,833
Microport Scientific	62,200	177,485
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	5,936	33,669
Ovctek China, Cl A	4,824	28,609
PharmaBlock Sciences Nanjing, Cl A	700	9,448
Pharmaron Beijing, Cl A	3,000	55,610
Pharmaron Beijing, Cl H	10,950	138,673
Ping An Healthcare and Technology *	44,500	140,961
Shandong Buchang Pharmaceuticals, Cl A	14,087	43,749
Shandong Weigao Group Medical Polymer, Cl H	239,700	293,264
Shanghai Fosun Pharmaceutical Group, Cl A	13,874	92,504

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shanghai Fosun Pharmaceutical Group, Cl H	50,800	$203,264
Shanghai Junshi Biosciences, Cl A *	2,414	22,377
Shanghai Medicilon, Cl A	221	12,333
Shanghai Pharmaceuticals Holding, Cl A	12,200	36,110
Shanghai Pharmaceuticals Holding, Cl H	94,400	183,775
Shanghai RAAS Blood Products, Cl A	27,800	29,331
Shenzhen Kangtai Biological Products, Cl A	4,543	57,034
Shenzhen Mindray Bio-Medical Electronics, Cl A	6,261	317,312
Shenzhen New Industries Biomedical Engineering, Cl A	2,200	13,906
Shenzhen Salubris Pharmaceuticals, Cl A *	10,800	39,805
Shijiazhuang Yiling Pharmaceutical, Cl A	11,627	37,950
Sichuan Kelun Pharmaceutical, Cl A	16,400	45,122
Sinopharm Group, Cl H	134,400	299,565
Topchoice Medical, Cl A *	2,080	48,417
Venus MedTech Hangzhou, Cl H *	16,400	63,202
Walvax Biotechnology, Cl A	10,300	77,830
Winning Health Technology Group, Cl A	13,070	23,584
WuXi AppTec, Cl A	14,724	241,909
WuXi AppTec, Cl H	30,476	435,006
Wuxi Biologics Cayman *	101,480	988,439
Yunnan Baiyao Group, Cl A	9,910	140,259
Zai Lab ADR *	6,756	335,570
Zhangzhou Pientzehuang Pharmaceutical, Cl A	4,226	236,676
Zhejiang Huahai Pharmaceutical, Cl A	8,610	28,332
Zhejiang Jiuzhou Pharmaceutical, Cl A	3,500	23,868
Zhejiang NHU, Cl A	17,640	82,991
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	3,223	23,273

TOTAL CHINA		11,354,850

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 5.3%
Health Care — 5.3%
Sino Biopharmaceutical	931,800	$640,515

UNITED STATES — 1.2%
Health Care — 1.2%
Legend Biotech ADR *	3,349	142,801

TOTAL COMMON STOCK
(Cost $17,040,933)		12,138,166

TOTAL INVESTMENTS — 100.0%
(Cost $17,040,933)		$12,138,166

Percentages are based on Net Assets of $12,139,624.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,703,392	$1,434,774	$—	$12,138,166
Total Investments in Securities	$10,703,392	$1,434,774	$—	$12,138,166

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 100.0%
Financials — 100.0%
360 DigiTech ADR	25,237	$499,440
Agricultural Bank of China, Cl A	1,366,700	634,204
Agricultural Bank of China, Cl H	8,523,088	3,235,419
AVIC Industry-Finance Holdings, Cl A *	286,000	170,378
Bank of Beijing, Cl A	486,200	342,236
Bank of Changsha, Cl A	124,900	153,708
Bank of Chengdu, Cl A	137,300	301,775
Bank of China, Cl A	769,300	372,665
Bank of China, Cl H	22,530,434	8,754,957
Bank of Communications, Cl A	764,600	568,168
Bank of Communications, Cl H	3,274,571	2,192,132
Bank of Hangzhou, Cl A	168,645	372,784
Bank of Jiangsu, Cl A	355,530	366,747
Bank of Nanjing, Cl A	219,584	338,047
Bank of Ningbo, Cl A	127,800	783,179
Bank of Shanghai, Cl A	286,398	315,638
BOC International China, Cl A	63,200	119,588
Caitong Securities, Cl A	129,900	198,554
Changjiang Securities, Cl A	165,900	181,798
China Bohai Bank, Cl H	983,300	245,902
China Cinda Asset Management, Cl H	5,373,400	978,542
China CITIC Bank Corp Ltd., Cl H	3,544,622	1,686,497
China Construction Bank, Cl A	63,700	59,818
China Construction Bank, Cl H	13,279,826	10,150,337
China Everbright Bank, Cl A	772,500	404,491
China Everbright Bank, Cl H	2,363,900	885,225
China Galaxy Securities, Cl A	132,400	217,527
China Galaxy Securities, Cl H	1,919,100	1,134,594
China Great Wall Securities, Cl A	78,800	140,583
China International Capital, Cl A	31,100	211,843

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China International Capital, Cl H	591,400	$1,596,523
China Life Insurance, Cl A	66,502	287,328
China Life Insurance, Cl H	2,052,240	3,584,653
China Merchants Bank, Cl A	179,629	1,385,780
China Merchants Bank, Cl H	903,534	7,520,228
China Merchants Securities, Cl A	160,130	418,980
China Minsheng Banking, Cl A	692,900	421,470
China Minsheng Banking, Cl H	2,555,326	1,015,897
China Pacific Insurance Group, Cl A	125,400	516,246
China Pacific Insurance Group, Cl H	867,112	2,629,954
China Taiping Insurance Holdings	767,230	1,080,363
China Zheshang Bank, Cl A	412,600	221,864
Chongqing Rural Commercial Bank, Cl A	280,000	168,999
CITIC Securities, Cl A	228,580	881,531
CITIC Securities, Cl H	842,496	2,241,960
CSC Financial, Cl A	77,900	322,774
Dongxing Securities, Cl A	131,200	217,613
East Money Information, Cl A	196,548	966,294
Everbright Securities, Cl A	126,657	272,624
Far East Horizon	1,007,000	861,385
First Capital Securities, Cl A	206,600	210,203
Founder Securities, Cl A	208,900	240,708
GF Securities Ltd., Cl A	137,200	447,385
GF Securities Ltd., Cl H	644,800	1,114,697
Guangzhou Yuexiu Financial Holdings Group, Cl A	84,705	107,296
Guolian Securities, Cl A	76,500	175,577
Guosen Securities, Cl A	136,945	235,300
Guotai Junan Securities, Cl A	151,444	418,571
Guoyuan Securities, Cl A	148,020	166,381
Haitong Securities Ltd., Cl A	208,300	374,883
Haitong Securities Ltd., Cl H	1,394,100	1,249,721

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hithink RoyalFlush Information Network, Cl A	17,920	$351,363
Huatai Securities Ltd., Cl A	154,100	412,624
Huatai Securities Ltd., Cl H	733,500	1,298,139
Huaxi Securities, Cl A	122,800	174,033
Huaxia Bank, Cl A	285,700	252,164
Industrial & Commercial Bank of China, Cl A	698,400	510,217
Industrial & Commercial Bank of China, Cl H	15,477,537	9,348,988
Industrial Bank, Cl A	385,400	1,261,556
Industrial Securities, Cl A	205,000	277,351
Nanjing Securities, Cl A	126,600	178,227
New China Life Insurance C, Cl A	46,117	271,045
New China Life Insurance C, Cl H	378,411	1,074,928
Noah Holdings ADR *	23,897	750,127
Northeast Securities, Cl A	117,000	155,358
Orient Securities, Cl A	157,200	302,386
People's Insurance Group of China, Cl A	204,300	145,728
People's Insurance Group of China, Cl H	4,046,500	1,276,605
PICC Property & Casualty, Cl H	2,472,563	2,295,767
Ping An Bank, Cl A	9,400	23,328
Ping An Insurance Group of China, Cl A	4,200	32,902
Ping An Insurance Group of China, Cl H	1,193,614	9,322,299
Postal Savings Bank of China, Cl A	512,000	451,098
Postal Savings Bank of China, Cl H	2,993,900	2,480,342
Qingdao Rural Commercial Bank, Cl A	216,800	127,115
SDIC Capital, Cl A	189,176	222,429
Sealand Securities, Cl A	216,310	132,253

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Financials ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Financials — continued
Shanghai Pudong Development Bank, Cl A	554,214	$730,698
Shanxi Securities, Cl A	151,540	140,404
Shenwan Hongyuan Group, Cl A	485,800	355,663
Sinolink Securities, Cl A	128,100	208,053
SooChow Securities, Cl A	199,884	245,360
Southwest Securities, Cl A	274,900	206,000
Tianfeng Securities, Cl A	286,100	167,298
Western Securities, Cl A	146,300	174,310
Zheshang Securities, Cl A	125,200	242,009
ZhongAn Online P&C Insurance, Cl H *	187,000	637,918
Zhongtai Securities, Cl A	135,300	184,112

TOTAL CHINA		103,790,161

TOTAL COMMON STOCK
(Cost $109,405,956)		103,790,161

RIGHTS — 0.0%
China — 0.0%
CITIC Securities, Expires 03/02/22 *(A)(B)(C)	122,774	48,495

TOTAL RIGHTS
(Cost $–)		48,495

TOTAL INVESTMENTS — 100.0%
(Cost $109,405,956)		$103,838,656

Percentages are based on Net Assets of $103,808,379.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2022 was $48,495 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2022, was $48,495 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Financials ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$86,015,783	$17,774,378	$—	$103,790,161
Rights	—	—	48,495	48,495
Total Investments in Securities	$86,015,783	$17,774,378	$48,495	$103,838,656

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 97.7%
Information Technology — 97.7%
360 Security Technology, Cl A *	64,059	$104,844
AAC Technologies Holdings	169,200	511,014
Addsino, Cl A	19,700	45,708
Advanced Micro-Fabrication, Cl A *	5,350	99,565
Agora ADR *	8,486	96,995
Avary Holding Shenzhen, Cl A	11,900	67,739
Beijing BDStar Navigation, Cl A *	6,000	32,442
Beijing E-Hualu Information Technology, Cl A	7,340	31,644
Beijing Kingsoft Office Software, Cl A	3,551	135,438
Beijing Shiji Information Technology, Cl A	34,180	169,487
Beijing Sinnet Technology, Cl A	22,400	46,740
Beijing Yuanliu Hongyuan Electronic Technology, Cl A	1,600	40,813
BOE Technology Group, Cl A	626,500	476,351
BYD Electronic International	167,500	501,584
Chaozhou Three-Circle Group, Cl A	42,089	250,736
China Greatwall Technology Group, Cl A	36,800	73,268
China Railway Signal & Communication, Cl A *	41,752	31,549
China TransInfo Technology, Cl A	20,700	43,615
China Zhenhua Group Science & Technology, Cl A	4,300	75,541
Chinasoft International	461,700	458,292
Chindata Group Holdings ADR *	15,910	81,459
Daqo New Energy ADR *	10,881	436,546
Dawning Information Industry, Cl A	10,500	49,959
DHC Software, Cl A	88,600	99,035
Fiberhome Telecommunication Technologies, Cl A	14,200	36,397
Flat Glass Group, Cl A	12,100	92,646
Flat Glass Group, Cl H	68,700	272,684
Foxconn Industrial Internet, Cl A	89,550	155,971
GCL System Integration Technology, Cl A *	94,800	47,409
GDS Holdings ADR * (A)	19,119	838,942
Gigadevice Semiconductor Beijing, Cl A	9,143	199,379
GoerTek, Cl A	58,600	432,421

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GRG Banking Equipment, Cl A	31,000	$55,354
Guangzhou Haige Communications Group, Cl A	63,700	92,173
Guangzhou Shiyuan Electronic Technology, Cl A	8,800	104,986
Hangzhou First Applied Material, Cl A	9,980	178,361
Hangzhou Silan Microelectronics, Cl A	15,900	126,103
Hengtong Optic-electric, Cl A	12,700	27,953
Hua Hong Semiconductor *	122,100	587,204
Huagong Tech, Cl A	12,400	47,530
Hundsun Technologies, Cl A	33,953	311,758
Iflytek	43,850	298,348
Ingenic Semiconductor, Cl A	5,000	85,362
Inspur Electronic Information Industry, Cl A	18,852	99,805
JA Solar Technology, Cl A	15,700	218,243
JCET Group, Cl A	21,600	90,921
Kingboard Holdings	156,200	752,199
Kingdee International Software Group *	523,200	1,183,609
Kingsoft Cloud Holdings ADR * (A)	12,496	105,591
Lakala Payment, Cl A	10,200	41,416
Lenovo Group	1,479,100	1,587,687
Lens Technology, Cl A	92,200	244,421
Leyard Optoelectronic, Cl A	35,200	50,051
Lingyi iTech Guangdong, Cl A *	85,597	82,393
LONGi Green Energy Technology, Cl A *	70,937	779,681
Luxshare Precision Industry, Cl A	102,852	752,353
Maxscend Microelectronics, Cl A	3,589	145,659
Ming Yuan Cloud Group Holdings	95,400	194,775
Montage Technology, Cl A	5,848	65,322
National Silicon Industry, Cl A *	14,917	54,722
NAURA Technology Group, Cl A	7,158	317,572
NavInfo, Cl A *	14,800	36,543
Ninestar, Cl A	36,670	281,115
OFILM Group, Cl A *	90,000	112,310

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Raytron Technology, Cl A	2,727	$26,976
Sangfor Technologies, Cl A	5,560	134,233
SG Micro, Cl A	3,050	131,582
Shanghai Baosight Software, Cl A	14,540	123,044
Shanghai Baosight Software, Cl B	65,600	301,104
Shanghai Friendess Electronic Technology, Cl A	487	24,049
Shengyi Technology, Cl A	30,900	94,704
Shennan Circuits, Cl A	6,582	121,966
Shenzhen Goodix Technology, Cl A	6,250	86,812
Shenzhen Kaifa Technology, Cl A	19,100	39,795
Shenzhen SC New Energy Technology, Cl A	4,400	56,521
Shenzhen Sunlord Electronics, Cl A	6,000	31,520
Shenzhen Sunway Communication, Cl A	12,100	40,386
Shenzhen Transsion Holdings, Cl A	6,030	128,026
StarPower Semiconductor, Cl A	1,400	70,343
Sunny Optical Technology Group	104,380	2,673,235
Suzhou Dongshan Precision Manufacturing, Cl A	40,100	154,837
Thunder Software Technology, Cl A	5,550	120,071
Tianjin 712 Communication & Broadcasting, Cl A	9,500	53,258
Tianjin Zhonghuan Semiconductor, Cl A	42,900	288,522
Tianma Microelectronics, Cl A	67,400	125,634
Tianshui Huatian Technology, Cl A	42,600	76,201
TongFu Microelectronics, Cl A	16,500	45,035
Topsec Technologies Group, Cl A	11,800	28,211
Travelsky Technology, Cl H	265,100	495,689
Unigroup Guoxin Microelectronics, Cl A	8,050	270,700
Unisplendour, Cl A	38,313	126,554
Universal Scientific Industrial Shanghai, Cl A	17,700	38,182
Vnet Group ADR *	17,895	177,518
Weimob *	355,200	264,206
Westone Information Industry, Cl A	5,200	32,951
Will Semiconductor Shanghai, Cl A	11,919	474,985
Wingtech Technology, Cl A	17,040	285,837
Wuhan Guide Infrared, Cl A	30,518	100,519
Wuhu Token Science, Cl A	28,800	46,098
WUS Printed Circuit Kunshan, Cl A	24,020	65,032

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xiamen Faratronic, Cl A	1,500	$46,161
Xiaomi, Cl B *	1,212,000	2,549,108
Xinyi Solar Holdings	979,200	1,557,166
Yealink Network Technology, Cl A	9,800	120,296
Yonyou Network Technology, Cl A	63,356	346,739
Zhejiang Dahua Technology, Cl A	75,793	226,711
Zhejiang Jingsheng Mechanical & Electrical, Cl A	16,200	145,498
Zhongji Innolight, Cl A	10,500	58,930
Zhuzhou Hongda Electronics, Cl A	2,500	32,761
ZTE, Cl A	72,031	340,351
ZTE, Cl H	194,400	522,303

TOTAL CHINA		28,448,093

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Information Technology ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
HONG KONG — 2.0%
Information Technology — 2.0%
China Youzan *	3,188,000	$122,654
Kingboard Laminates Holdings	268,500	456,593

TOTAL HONG KONG		579,247
TOTAL COMMON STOCK
(Cost $32,735,630)		29,027,340

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $81,671)	81,671	81,671

REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
0.030%, dated 01/31/2022, to be repurchased on 02/01/2022, repurchase price $75,397 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,823 - $10,112, 1.130%, 02/28/2025, with a total market value of $76,686)
(Cost $75,397)	$75,397	75,397
TOTAL INVESTMENTS — 100.3%
(Cost $32,892,698)		$29,184,408

Percentages are based on Net Assets of $29,096,720.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $173,178.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $157,068.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Information Technology ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$24,345,740	$4,681,600	$—	$29,027,340
Short-Term Investment	81,671	—	—	81,671
Repurchase Agreement	—	75,397	—	75,397
Total Investments in Securities	$24,427,411	$4,756,997	$—	$29,184,408

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 96.2%
Communication Services — 96.0%
Autohome ADR	13,301	$443,189
Baidu ADR *	7,470	1,193,258
Beijing Enlight Media, Cl A	242,000	399,492
Bilibili ADR *	9,928	350,359
China Literature *	600	3,609
China Tower, Cl H	4,057,600	489,147
China United Network Communications, Cl A	678,500	394,628
Focus Media Information Technology, Cl A	367,300	438,773
G-bits Network Technology Xiamen, Cl A	5,964	328,720
Giant Network Group, Cl A	166,900	255,632
Hello Group ADR	34,260	333,350
iQIYI ADR *	63,110	257,489
JOYY ADR	8,564	432,996
Kanzhun ADR	12,761	386,531
Kingsoft	108,500	483,533
Kuaishou Technology, Cl B *	42,800	482,749
Kunlun Tech, Cl A	97,100	285,420
Mango Excellent Media, Cl A	56,520	307,997
NetEase	51,315	1,018,067
Perfect World, Cl A	153,310	327,109
Tencent Holdings	17,915	1,084,428
Tencent Music Entertainment Group ADR *	437	2,701
Weibo ADR *	10,913	378,135
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	113,751	442,967
Zhejiang Century Huatong Group, Cl A	347,120	369,500
		10,889,779

Consumer Discretionary — 0.2%
JD.com, Cl A *	853	30,589

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.0%
National Agricultural Holdings *(A)(B)(C)	204,200	$3

TOTAL CHINA		10,920,371

HONG KONG — 3.7%
Communication Services — 3.7%
Alibaba Pictures Group *	3,709,300	418,617

TOTAL COMMON STOCK
(Cost $13,250,982)		11,338,988

TOTAL INVESTMENTS — 99.9%
(Cost $13,250,982)		$11,338,988

Percentages are based on Net Assets of $11,345,365.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Communication Services ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2022 was $3 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2022, was $3 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$10,615,637	$723,348	$3	$11,338,988
Total Investments in Securities	$10,615,637	$723,348	$3	$11,338,988

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Utilities — 99.8%
Beijing Enterprises Holdings	19,700	$66,951
Beijing Enterprises Water Group	175,200	68,080
CECEP Solar Energy, Cl A	15,900	21,885
CECEP Wind-Power, Cl A	23,700	19,172
CGN Power, Cl H	263,300	72,599
China Gas Holdings	61,790	104,918
China Longyuan Power Group, Cl H	69,900	141,099
China National Nuclear Power, Cl A	49,800	55,041
China Power International Development	220,400	108,821
China Resources Gas Group	26,420	132,142
China Resources Power Holdings	55,250	134,059
China Yangtze Power, Cl A	23,600	81,099
ENN Energy Holdings	7,930	125,699
ENN Natural Gas, Cl A	12,600	34,094
GD Power Development, Cl A	70,000	28,861
Guangdong Investment	53,160	75,811
Huadian Power International, Cl A	40,400	26,538
Huaneng Power International, Cl A	23,100	26,798
Huaneng Power International, Cl H	114,400	60,152
Kunlun Energy	78,760	81,209
SDIC Power Holdings, Cl A	30,800	48,285
Shenzhen Energy Group, Cl A	23,780	25,835
Sichuan Chuantou Energy, Cl A	20,800	36,195

TOTAL CHINA		1,575,343

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Utilities ETF

	Face Amount	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $1,354,098)		$1,575,343
U.S. TREASURY OBLIGATION — 12.7%
U.S. Treasury Bill
0.000%, 02/01/22(A)
(Cost $200,000)	$200,000	200,000

TOTAL INVESTMENTS — 112.5%
(Cost $1,554,098)		$1,775,343

Percentages are based on Net Assets of $1,577,422.

(A) Interest rate represents the security’s effective yield at the time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,219,261	$356,082	$—	$1,575,343
U.S. Treasury Obligation	—	200,000	—	200,000
Total Investments in Securities	$1,219,261	$556,082	$—	$1,775,343

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Real Estate — 99.9%
Agile Group Holdings	137,300	$72,545
A-Living Smart City Services, Cl H	54,700	106,067
China Evergrande Group	439,500	93,564
China Jinmao Holdings Group	532,400	193,226
China Merchants Shekou Industrial Zone Holdings, Cl A	54,900	116,621
China Overseas Land & Investment	275,800	811,744
China Overseas Property Holdings	82,900	95,790
China Resources Land	167,400	806,134
China Resources Mixc Lifestyle Services	2,650	15,514
China Vanke, Cl A	32,100	102,307
China Vanke, Cl H	111,200	286,644
CIFI Ever Sunshine Services Group	77,100	138,230
CIFI Holdings Group	319,885	208,811
Country Garden Holdings	406,800	333,368
Country Garden Services Holdings	94,800	557,429
Gemdale, Cl A	40,600	82,744
Greenland Holdings Group, Cl A	91,555	62,723
Greentown China Holdings	88,900	146,389
Greentown Service Group	144,700	158,849
Guangzhou R&F Properties, Cl H	188,700	83,732
Hopson Development Holdings	67,670	141,284
Jinke Properties Group, Cl A	76,100	53,686
KE Holdings ADR *	27,803	605,827
KWG Group Holdings	132,600	72,103
Logan Group	138,200	85,959
Longfor Group Holdings	140,400	837,263
Poly Developments and Holdings Group, Cl A	68,253	167,991

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Real Estate ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Real Estate — continued
Powerlong Real Estate Holdings	163,700	$90,903
RiseSun Real Estate Development, Cl A	71,200	49,783
Seazen Group	202,800	137,063
Seazen Holdings, Cl A	16,200	84,445
Shanghai Lingang Holdings, Cl A	22,000	49,837
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	119,385	109,476
Shanghai Zhangjiang High-Tech Park Development, Cl A	21,400	45,895
Shimao Group Holdings	119,000	87,294
Shimao Services Holdings	69,400	55,092
Sunac China Holdings	222,900	273,567
Sunac Services Holdings	35,200	39,771
Wharf Holdings	101,600	346,591
Youngor Group, Cl A	53,300	55,650
Yuexiu Property	139,120	140,948
Zhejiang China Commodities City Group, Cl A	71,900	50,610

TOTAL CHINA		8,053,469

TOTAL COMMON STOCK
(Cost $9,435,531)		8,053,469

RIGHTS — 0.0%
China — 0.0%
Seazen Group, Expires 01/22/22*	1	—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.9%
(Cost $9,435,531)		$8,053,469

Percentages are based on Net Assets of $8,059,951.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI China Real Estate ETF

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,344,100	$709,369	$—	$8,053,469
Rights	—	—	—	—
Total Investments in Securities	$7,344,100	$709,369	$—	$8,053,469

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.9%
GREECE — 97.0%
Communication Services — 15.3%
Hellenic Telecommunications Organization	1,023,665	$19,812,094

Consumer Discretionary — 15.0%
FF Group *(A)(B)(C)	452,712	5,075
FF Group ADR *(A)(B)(C)	200,300	2,245
JUMBO	236,823	3,504,320
JUMBO ADR	140,000	2,071,608
OPAP	663,333	9,800,606
OPAP ADR (D)	544,900	4,113,995
		19,497,849
Consumer Staples — 2.0%
Sarantis	264,043	2,604,733

Energy — 6.6%
Hellenic Petroleum Holdings	423,153	3,125,999
Motor Oil Hellas Corinth Refineries	250,462	3,992,522
Motor Oil Hellas Corinth Refineries ADR	183,300	1,460,956
		8,579,477
Financials — 32.7%
Alpha Services and Holdings *	9,863,595	14,705,941
Eurobank Ergasias Services and Holdings *	11,494,044	12,910,602
Hellenic Exchanges - Athens Stock Exchange	491,898	2,156,045
National Bank of Greece *	1,771,644	6,931,190
Piraeus Financial Holdings *	3,412,035	5,699,092
		42,402,870
Industrials — 12.0%
Aegean Airlines *	359,764	2,214,094
Capital Product Partners	133,121	2,051,395
Ellaktor *	1,641,784	2,300,551
GEK Terna Holding Real Estate Construction *	323,905	3,347,761
Mytilineos	249,131	4,239,411

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Mytilineos ADR	81,200	$1,381,764
		15,534,976
Real Estate — 2.7%
LAMDA Development *	447,341	3,520,317

Utilities — 10.7%
Athens Water Supply & Sewage	312,269	2,695,414
Holding ADMIE IPTO	875,302	2,462,848
Public Power *	488,799	4,723,278
Terna Energy	280,288	4,065,788
		13,947,328

TOTAL GREECE		125,899,644
UNITED STATES — 2.9%
Materials — 2.9%
Titan Cement International	240,290	3,744,178

TOTAL COMMON STOCK
(Cost $132,216,740)		129,643,822

U.S. TREASURY OBLIGATION — 6.2%
U.S. Treasury Bill
0.000%, 02/01/22 (E)
(Cost $8,000,000)	$8,000,000	8,000,000

SHORT-TERM INVESTMENT(F)(G) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $63,095)	63,095	63,095

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Greece ETF

	Face Amount	Value
REPURCHASE AGREEMENT(F) — 0.0%
BNP Paribas
0.030%, dated 01/31/2022, to be repurchased on 02/01/2022, repurchase price $58,249 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,181 - $7,812, 1.130%, 02/28/2025, with a total market value of $59,244)
(Cost $58,249)	$58,249	$58,249

TOTAL INVESTMENTS — 106.1%
(Cost $140,338,084)		$137,765,166

Percentages are based on Net Assets of $129,840,863.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2022 was $7,320 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2022, was $7,320 and represents 0.0% of Net Assets.
(D)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $119,290.
(E)	Interest rate represents the security’s effective yield at the time of purchase.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $121,344.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$129,636,502	$—	$7,320	$129,643,822
U.S. Treasury Obligation	—	8,000,000	—	8,000,000
Short-Term Investment	63,095	—	—	63,095
Repurchase Agreement	—	58,249	—	58,249
Total Investments in Securities	$129,699,597	$8,058,249	$7,320	$137,765,166

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 94.7%
FRANCE — 4.8%
Industrials — 4.8%
Airbus *	14,489	$1,822,373

GERMANY — 78.9%
Communication Services — 4.2%
Deutsche Telekom	85,849	1,604,460

Consumer Discretionary — 12.2%
adidas	4,424	1,201,392
Bayerische Motoren Werke	7,949	828,262
Continental *	2,713	258,326
Mercedes-Benz Group	20,898	1,638,227
Puma	2,533	267,481
Zalando *	5,835	457,742
		4,651,430
Consumer Staples — 1.4%
Beiersdorf	2,433	240,229
HelloFresh *	4,369	286,709
		526,938
Financials — 13.5%
Allianz	10,101	2,574,336
Deutsche Bank	52,080	715,410
Deutsche Boerse	4,552	802,159
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,483	1,089,536
		5,181,441
Health Care — 8.8%
Bayer	24,434	1,474,706
Fresenius & KGaA	10,315	422,748
Fresenius Medical Care & KGaA	4,995	336,300
Merck KGaA	3,208	697,298
Siemens Healthineers	7,007	445,841
		3,376,893
Industrials — 13.7%
Brenntag	3,888	329,760
Deutsche Post	24,135	1,433,663
MTU Aero Engines	1,315	275,733
Siemens	18,725	2,936,185
Siemens Energy	11,667	258,436
		5,233,777
Information Technology — 11.9%
Infineon Technologies	32,380	1,318,888
SAP	26,012	3,219,206
		4,538,094

Schedule of Investments (Unaudited)	January 31, 2022

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Materials — 7.0%
BASF	22,861	$1,730,349
Covestro	4,855	287,688
HeidelbergCement	3,621	248,663
Symrise, Cl A	3,343	397,048
		2,663,748
Real Estate — 2.5%
Vonovia	17,330	978,730

Utilities — 3.7%
E.ON	51,515	705,685
RWE	16,756	700,812
		1,406,497
TOTAL GERMANY		30,162,008
SAUDI ARABIA — 0.9%
Consumer Discretionary — 0.9%
Delivery Hero *	4,463	339,806

UNITED KINGDOM — 9.4%
Materials — 9.4%
Linde	11,443	3,593,014

UNITED STATES — 0.7%
Health Care — 0.7%
QIAGEN *	5,650	277,097

TOTAL COMMON STOCK
(Cost $34,479,680)		36,194,298

PREFERRED STOCK — 5.2%
GERMANY— 5.2%
Consumer Discretionary — 3.4%
Porsche Automobil Holding (A)	3,853	355,903
Volkswagen (A)	4,546	934,211
		1,290,114
Consumer Staples — 0.9%
Henkel & KGaA (A)	4,391	356,671
Health Care — 0.9%
Sartorius (A)	619	330,366

TOTAL GERMANY		1,977,151

Schedule of Investments (Unaudited)	January 31, 2022

Global X DAX Germany ETF

Value
PREFERRED STOCK — continued
TOTAL PREFERRED STOCK
(Cost $2,177,272)	$1,977,151

TOTAL INVESTMENTS — 99.9%
(Cost $36,656,952)	$38,171,449
Percentages are based on Net Assets of $38,221,119.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

Cl — Class

As of January 31, 2022, all of the Fund's investments were considered Level 1 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 3.8%
Industrials — 3.8%
Fosun International	307,490	$348,204

IRELAND — 0.3%
Industrials — 0.3%
Fusion Fuel Green, Cl A * (A)	5,667	28,505

PORTUGAL — 78.0%
Communication Services — 5.9%
NOS SGPS	109,147	428,728
Pharol SGPS * (A)	621,729	62,726
Sonaecom	29,720	55,472
		546,926
Consumer Discretionary — 0.9%
Ibersol SGPS * (A)	15,385	85,715

Consumer Staples — 10.0%
Jeronimo Martins	20,146	482,387
Sonae	388,710	443,588
		925,975
Energy — 5.3%
Galp Energia	44,756	490,577

Financials — 4.6%
Banco Comercial Portugues, Cl R *	2,528,456	426,577
Banco Espirito Santo *(B)(C)(D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(B)(C)(D)	55,479,410	13
		426,590

Industrials — 5.7%
CTT-Correios de Portugal	83,753	406,532
Mota-Engil * (A)	86,781	122,380
		528,912
Information Technology — 0.7%
Novabase SGPS *	11,670	62,794

Materials — 15.7%
Altri	62,197	394,980
Corticeira Amorim SGPS	31,945	365,266
Navigator	118,606	444,344

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Portugal ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Ramada Investimentos E Industria (A)	6,033	$48,693
Semapa-Sociedade de Investimento e Gestao	15,371	205,048
		1,458,331
Utilities — 29.2%
Energias de Portugal	407,075	2,071,288
Greenvolt-Energias Renovaveis *	28,698	193,344
REN - Redes Energeticas Nacionais	157,702	448,148
		2,712,780

TOTAL PORTUGAL		7,238,600

SPAIN — 17.9%
Utilities — 17.9%
EDP Renovaveis	79,782	1,665,293

TOTAL COMMON STOCK
(Cost $12,988,615)		9,280,602

U.S. TREASURY OBLIGATION — 2.7%
U.S. Treasury Bill
0.000%, 02/01/22 (E)
(Cost $250,000)	$250,000	250,000

SHORT-TERM INVESTMENT(F)(G) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $58,692)	58,692	58,692

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Portugal ETF

	Face Amount	Value
REPURCHASE AGREEMENT(F) — 0.6%
BNP Paribas
0.030%, dated 01/31/2022, to be repurchased on 02/01/2022, repurchase price $54,183 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,029 - $7,267, 1.130%, 02/28/2025, with a total market value of $55,111)
(Cost $54,183)	$54,183	$54,183

TOTAL INVESTMENTS — 103.9%
(Cost $13,351,490)		$9,643,477

Percentages are based on Net Assets of $9,284,821.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $103,860.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2022 was $13 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2022, was $13 and represents 0.0% of Net Assets.
(E)	Interest rate represents the security’s effective yield at the time of purchase.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $112,875.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Portugal ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$9,280,589	$—	$13	$9,280,602
U.S. Treasury Obligation	—	250,000	—	250,000
Short-Term Investment	58,692	—	—	58,692
Repurchase Agreement	—	54,183	—	54,183
Total Investments in Securities	$9,339,281	$304,183	$13	$9,643,477

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 93.7%
BRAZIL — 1.1%
Consumer Staples — 1.1%
Cia Brasileira de Distribuicao	107,650	$458,780

CANADA — 2.0%
Energy — 2.0%
Parex Resources	39,196	833,354

CHILE — 3.5%
Energy — 1.9%
Empresas COPEC	91,456	769,577

Utilities — 1.6%
Enel Americas	5,714,021	674,220

TOTAL CHILE		1,443,797

COLOMBIA — 84.0%
Communication Services — 1.4%
Millicom International Cellular SDR*	20,993	557,318

Consumer Staples — 2.9%
Grupo Nutresa	143,388	1,222,182

Energy — 15.9%
Canacol Energy (A)	344,209	906,668
Ecopetrol ADR (A)	388,010	5,719,267
		6,625,935

Financials — 36.3%
Banco de Bogota	48,339	941,766
Bancolombia	386,123	3,869,071
Bancolombia ADR	178,009	6,333,560
Financiera Colombiana	197,889	1,494,460
Grupo Aval Acciones y Valores ADR	254,427	1,450,234
Grupo de Inversiones Suramericana (B)(C)(D)	139,183	1,034,297
		15,123,388

Materials — 10.6%
Cementos Argos	952,992	1,566,564
Grupo Argos	586,794	2,402,554
Mineros	442,916	421,344
		4,390,462

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 16.9%
Celsia ESP	1,060,217	$1,179,903
Grupo Energia Bogota ESP	2,609,416	1,734,317
Interconexion Electrica	683,911	4,094,450
		7,008,670

TOTAL COLOMBIA		34,927,955

UNITED STATES — 3.1%
Industrials — 2.2%
Tecnoglass (A)	44,155	909,593

Utilities — 0.9%
Brookfield Renewable, Cl A	11,287	385,966

TOTAL UNITED STATES		1,295,559

TOTAL COMMON STOCK
(Cost $39,173,909)		38,959,445

PREFERRED STOCK — 6.2%
COLOMBIA— 6.2%
Financials — 6.2%
Banco Davivienda (E)	205,982	1,740,033
Grupo Aval Acciones y Valores (E)	1,431,941	409,386
Grupo de Inversiones Suramericana (E)	59,539	434,082

TOTAL COLOMBIA		2,583,501
TOTAL PREFERRED STOCK
(Cost $3,072,007)		2,583,501

SHORT-TERM INVESTMENT(F)(G) — 6.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,636,599)	2,636,599	2,636,599

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENT(F) — 5.8%
BNP Paribas
0.030%, dated 01/31/2022, to be repurchased on 02/01/2022, repurchase price $2,434,070 (collateralized by various U.S. Treasury Obligations, ranging in par value $91,130 - $326,445, 1.130%, 02/28/2025, with a total market value of $2,475,661)
(Cost $2,434,068)	$2,434,068	$2,434,068

TOTAL INVESTMENTS — 112.0%
(Cost $47,316,583)		$46,613,613

Percentages are based on Net Assets of $41,619,863.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $5,005,791.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2022 was $1,034,297 and represented 2.5% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2022, was $1,034,297 and represents 2.5% of Net Assets.
(E)	There is currently no stated interest rate.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $5,070,667.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt
Cl — Class
SDR — Swedish Depository Receipt

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$37,925,148	$—	$1,034,297	$38,959,445
Preferred Stock	2,583,501	—	—	2,583,501
Short-Term Investment	2,636,599	—	—	2,636,599
Repurchase Agreement	—	2,434,068	—	2,434,068
Total Investments in Securities	$43,145,248	$2,434,068	$1,034,297	$46,613,613

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Colombia ETF

Investments in
Common Stock
Beginning Balance as of October 31, 2021	$-
Transfers out of Level 3	-
Transfers into Level 3	1,034,297
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of January 31, 2022	$1,034,297

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 94.6%
ARGENTINA — 46.0%
Communication Services — 3.7%
Telecom Argentina ADR * (A)	219,154	$1,113,302

Consumer Discretionary — 4.4%
Despegar.com *	112,960	1,339,705

Energy — 7.8%
Transportadora de Gas del Sur ADR * (A)	173,138	851,839
YPF ADR * (A)	350,334	1,513,443
		2,365,282
Financials — 12.8%
Banco BBVA Argentina ADR *(A)	177,887	603,037
Banco Macro ADR * (A)	91,521	1,320,648
Grupo Financiero Galicia ADR (A)	168,746	1,633,461
Grupo Supervielle ADR (A)	156,083	304,362
		3,861,508
Industrials — 1.4%
America Airports *	79,874	436,112

Materials — 4.1%
Bioceres Crop Solutions *	25,411	321,703
Loma Negra Cia Industrial Argentina ADR * (A)	147,255	908,564
		1,230,267
Real Estate — 3.0%
Cresud SACIF y A ADR *	87,898	446,522
IRSA Inversiones y Representaciones ADR *	65,001	287,954
IRSA Propiedades Comerciales ADR *	67,481	161,280
		895,756

Utilities — 8.8%
Central Puerto ADR * (A)	245,119	830,954
Empresa Distribuidora Y Comercializadora Norte ADR * (A)	48,129	274,335
Pampa Energia ADR *	77,999	1,550,620
		2,655,909

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
TOTAL ARGENTINA		$13,897,841

BRAZIL — 28.9%
Consumer Discretionary — 24.4%
Arcos Dorados Holdings, Cl A *	271,783	1,755,718
MercadoLibre *	4,966	5,621,810
		7,377,528
Consumer Staples — 4.5%
Adecoagro *	165,472	1,340,323

TOTAL BRAZIL		8,717,851

CANADA — 9.2%
Materials — 9.2%
SSR Mining	84,089	1,383,852
Yamana Gold	341,868	1,411,234

TOTAL CANADA		2,795,086

CHILE — 10.5%
Consumer Staples — 10.5%
Cencosud	1,007,586	1,860,867
Cia Cervecerias Unidas	158,287	1,317,077

TOTAL CHILE		3,177,944

TOTAL COMMON STOCK
(Cost $49,672,351)		28,588,722

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Argentina ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 5.2%
CHILE— 5.2%
Consumer Staples — 5.2%
Embotelladora Andina (B)
(Cost $1,641,511)	729,817	$1,571,857
SHORT-TERM INVESTMENT(C)(D) — 3.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,142,208)	1,142,208	1,142,208

REPURCHASE AGREEMENT(C) — 3.5%
BNP Paribas
0.030%, dated 01/31/2022, to be repurchased on 02/01/2022, repurchase price $1,054,470 (collateralized by various U.S. Treasury Obligations, ranging in par value $39,479 - $141,420, 1.130%, 02/28/2025, with a total market value of $1,072,487)
(Cost $1,054,469)	$1,054,469	1,054,469

TOTAL INVESTMENTS — 107.1%
(Cost $53,510,539)		$32,357,256

Percentages are based on Net Assets of $30,198,814.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Argentina ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $2,190,382.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $2,196,677.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$28,588,722	$—	$—	$28,588,722
Preferred Stock	1,571,857	—	—	1,571,857
Short-Term Investment	1,142,208	—	—	1,142,208
Repurchase Agreement	—	1,054,469	—	1,054,469
Total Investments in Securities	$31,302,787	$1,054,469	$—	$32,357,256

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 99.4%
PAKISTAN — 99.4%
Consumer Discretionary — 3.3%
Honda Atlas Cars Pakistan	119,796	$138,432
Indus Motor	39,995	292,282
Nishat Mills	531,943	248,704
		679,418
Energy — 20.5%
Mari Petroleum	91,707	883,192
Oil & Gas Development	1,958,548	965,738
Pakistan Oilfields	346,102	770,514
Pakistan Petroleum	1,879,406	847,606
Pakistan State Oil	731,060	777,983
		4,245,033
Financials — 26.0%
Bank Al Habib	2,318,789	984,947
Bank Alfalah	2,526,118	550,817
Habib Bank	1,990,882	1,366,842
MCB Bank	1,411,108	1,286,481
United Bank	1,486,835	1,177,373
		5,366,460
Health Care — 1.7%
Searle	448,900	354,019

Industrials — 7.2%
Millat Tractors	140,724	704,712
Pakistan International Bulk Terminal *	3,285,410	134,752
TRG Pakistan	1,286,265	648,014
		1,487,478
Information Technology — 4.1%
Systems	204,310	853,190

Materials — 29.8%
DG Khan Cement	720,364	313,905
Engro	948,017	1,462,090
Engro Fertilizers	1,824,124	849,543

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Fauji Cement *	2,586,999	$255,153
Fauji Fertilizer	1,567,984	947,701
Fauji Fertilizer Bin Qasim *	1,059,886	140,261
International Steels	372,247	143,884
Lucky Cement *	436,420	1,688,915
Maple Leaf Cement Factory *	1,796,199	352,483
		6,153,935
Utilities — 6.8%
Hub Power	3,310,750	1,415,490

TOTAL PAKISTAN		20,555,023

TOTAL COMMON STOCK
(Cost $25,256,142)		20,555,023

TOTAL INVESTMENTS — 99.4%
(Cost $25,256,142)		$20,555,023

Percentages are based on Net Assets of $20,670,141.

*	Non-income producing security.

As of January 31, 2022, all of the Fund's investments were considered Level 1 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 98.0%
NIGERIA — 93.1%
Communication Services — 5.5%
Nigeria Communications	5,114,255	$2,429,502

Consumer Staples — 22.9%
Dangote Sugar Refinery	35,842,141	1,508,689
Flour Mills of Nigeria	22,802,438	1,565,868
Nestle Nigeria	1,149,667	3,968,183
Nigerian Breweries	12,445,296	1,450,330
UAC of Nigeria	36,106,199	772,929
Unilever Nigeria *	23,383,901	787,431
		10,053,430
Financials — 42.9%
Access Bank	66,088,623	1,573,728
FBN Holdings	105,964,770	2,931,076
FCMB Group	162,598,933	1,224,136
Fidelity Bank	167,957,655	1,135,204
Guaranty Trust Holding	62,675,911	4,055,279
Stanbic IBTC Holdings	18,901,509	1,625,325
Sterling Bank	201,593,633	838,862
United Bank for Africa	84,919,784	1,756,609
Zenith Bank	59,101,971	3,703,202
		18,843,421
Materials — 19.3%
Dangote Cement	10,522,666	6,595,807
Lafarge Africa	30,156,855	1,856,923
		8,452,730
Real Estate — 0.0%
UPDC Real Estate Investment Trust	647	6

Utilities — 2.5%
Transnational Corp of Nigeria	404,740,021	1,109,810

TOTAL NIGERIA		40,888,899

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Nigeria ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOGO — 4.9%
Financials — 4.9%
Ecobank Transnational *	72,220,468	$2,171,391

TOTAL COMMON STOCK
(Cost $40,773,933)		43,060,290

U.S. TREASURY OBLIGATIONS — 15.9%
U.S. Treasury Bills
0.025%, 02/17/22 (A)	$2,000,000	1,999,973
0.000%, 02/01/22 (A)	5,000,000	5,000,000

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,999,978)		6,999,973

TOTAL INVESTMENTS — 113.9%
(Cost $47,773,911)		$50,060,263

Percentages are based on Net Assets of $43,936,728.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$43,060,290	$—	$—	$43,060,290
U.S. Treasury Obligations	—	6,999,973	—	6,999,973
Total Investments in Securities	$43,060,290	$6,999,973	$—	$50,060,263

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 100.0%
VIETNAM — 100.0%
Consumer Staples — 17.0%
Hoang Anh Gia Lai International Agriculture JSC *	39,900	$15,837
KIDO Group	24,900	59,364
Masan Group	50,200	316,936
Saigon Beer Alcohol Beverage	8,000	52,521
Thanh Thanh Cong - Bien Hoa JSC *	48,100	46,720
Vietnam Dairy Products JSC	96,500	354,046
Vinh Hoan	18,400	49,554
		894,978
Energy — 2.4%
PetroVietnam Drilling & Well Services JSC *	36,100	48,612
PetroVietnam Technical Service	41,100	49,175
Vietnam National Petroleum Group	12,200	30,217
		128,004
Financials — 18.0%
Bank for Foreign Trade of Vietnam JSC	62,175	244,308
Bank for Investment and Development of Vietnam JSC	34,876	73,832
Bao Viet Holdings	12,800	30,743
Ho Chi Minh City Development Joint Stock Commercial Bank *	29,200	39,836
National Citizen Commercial JSC *	8,300	11,726
Sai Gon-Ha Noi Securities JSC	10,200	17,968
Saigon - Hanoi Commercial Joint Stock Bank *	47,900	47,583
Saigon Thuong Tin Commercial JSB *	81,800	128,388
SSI Securities	86,200	171,449
Viet Capital Securities JSC	23,000	56,865
Vietnam Joint Stock Commercial Bank for Industry and Trade	40,100	65,328
VNDirect Securities	20,700	63,060
		951,086

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 10.7%
Development Investment Construction JSC *	14,500	$47,117
Gelex Group JSC *	60,000	93,775
Gemadept	6,500	12,340
Ha Do Group JSC *	4,340	11,688
Hoang Huy Investment Financial Services JSC *	53,416	46,577
Thaiholdings JSC *	21,200	161,738
Vietjet Aviation JSC *	23,100	124,322
Vietnam Construction and Import-Export JSC	19,400	35,802
Viglacera JSC	14,700	31,412
		564,771
Information Technology — 0.2%
Digiworld	2,000	9,272

Materials — 14.5%
An Phat Holdings JSC *	14,300	19,698
Duc Giang Chemicals JSC	8,600	52,397
Hoa Phat Group JSC	283,800	528,758
Hoa Sen Group *	34,000	45,559
Nam Kim Steel JSC *	5,900	8,179
PetroVietNam Ca Mau Fertilizer JSC	6,400	7,629
Petrovietnam Fertilizer & Chemicals JSC	29,100	51,648
Phuoc Hoa Rubber JSC	10,300	35,652
Vietnam Rubber Group	10,600	14,601
		764,121
Real Estate — 34.3%
Dat Xanh Group JSC *	31,800	47,524
Dat Xanh Real Estate Services JSC *	8,000	11,656
FLC Group JSC *	29,100	14,261
Hai Phat Investment JSC *	10,200	14,658
Khang Dien House Trading and Investment JSC *	38,200	84,327
Kinh Bac City Development Share Holding *	31,500	74,682
No Va Land Investment Group *	71,591	252,544

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Vietnam ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
Phat Dat Real Estate Development *	27,700	$111,045
Van Phu - Invest Investment JSC *	19,300	50,359
Vincom Retail JSC *	119,500	184,394
Vingroup JSC *	115,300	493,779
Vinhomes JSC	132,000	467,973
		1,807,202
Utilities — 2.9%
PetroVietnam Gas JSC	10,300	49,567
PetroVietnam Nhon Trach 2 Power JSC	22,700	22,399
PetroVietnam Power	81,100	60,154
Pha Lai Thermal Power JSC	23,500	23,448
		155,568

TOTAL VIETNAM		5,275,002

TOTAL COMMON STOCK
(Cost $5,413,714)		5,275,002

U.S. TREASURY OBLIGATION — 5.7%
U.S. Treasury Bill
0.000%, 02/01/22 (A)
(Cost $300,000)	$300,000	300,000

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Vietnam ETF

	Number of Rights	Value
RIGHTS — 0.0%
Vietnam — 0.0%
National Citizen Commercial JSC, Expires 03/07/22*(B)(C)(D)	5,500	$1,970

TOTAL RIGHTS (Cost $1,540)		1,970

TOTAL INVESTMENTS — 105.7%
(Cost $5,715,254)		$5,576,972

Percentages are based on Net Assets of $5,274,337.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2022 was $1,970 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2022, was $1,970 and represents 0.0% of Net Assets.
(D)	Level 3 security in accordance with fair value hierarchy.

JSC — Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$—	$5,275,002	$—	$5,275,002
U.S. Treasury Obligation	—	300,000	—	300,000
Rights	—	—	1,970	1,970
Total Investments in Securities	$—	$5,575,002	$1,970	$5,576,972

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Vietnam ETF

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.9%
BAHRAIN — 0.7%
Financials — 0.7%
Ahli United Bank BSC	169,829	$157,550

BANGLADESH — 1.0%
Health Care — 0.6%
Square Pharmaceuticals	47,437	121,461

Industrials — 0.4%
Bangladesh Export Import	47,290	82,042

TOTAL BANGLADESH		203,503

CHILE — 1.8%
Consumer Discretionary — 0.5%
Falabella	29,093	103,826

Consumer Staples — 0.7%
Cencosud	55,154	101,861
Cia Cervecerias Unidas	5,757	47,903
		149,764

Financials — 0.6%
Banco de Chile	637,362	63,944
Banco de Credito e Inversiones	748	27,164
Banco Santander Chile	919,958	45,733
		136,841

TOTAL CHILE		390,431

CZECH REPUBLIC — 1.4%
Financials — 0.3%
Komercni Banka	1,060	46,839
Moneta Money Bank	4,900	21,121
		67,960

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.1%
CEZ	6,181	$228,934

TOTAL CZECH REPUBLIC		296,894

EGYPT — 0.4%
Financials — 0.4%
Commercial International Bank Egypt SAE *	23,534	76,909

GREECE — 2.1%
Communication Services — 0.8%
Hellenic Telecommunications Organization	8,739	169,135

Consumer Discretionary — 0.5%
OPAP	8,045	118,863

Financials — 0.4%
Alpha Services and Holdings *	30,827	45,961
Eurobank Ergasias Services and Holdings *	36,144	40,598
		86,559

Utilities — 0.4%
Public Power *	8,097	78,242

TOTAL GREECE		452,799

ICELAND — 1.6%
Financials — 0.3%
Arion Banki HF	37,175	52,306

Industrials — 1.3%
Marel HF	44,312	280,565

TOTAL ICELAND		332,871

INDONESIA — 9.9%
Communication Services — 2.8%
Sarana Menara Nusantara	776,544	55,344
Telkom Indonesia Persero	1,639,787	477,729
Tower Bersama Infrastructure	267,904	53,648
		586,721
Consumer Discretionary — 1.2%
Astra International	682,361	259,764

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.5%
Charoen Pokphand Indonesia	250,528	$109,743
Gudang Garam	15,982	34,032
Indofood CBP Sukses Makmur	78,590	47,678
Indofood Sukses Makmur	148,592	65,349
Unilever Indonesia	258,695	72,489
		329,291

Financials — 3.6%
Bank Central Asia	682,880	362,047
Bank Mandiri	231,482	120,312
Bank Negara Indonesia Persero	91,656	46,682
Bank Rakyat Indonesia Persero	839,990	237,711
		766,752

Health Care — 0.4%
Kalbe Farma	714,974	81,530

Materials — 0.4%
Indocement Tunggal Prakarsa	50,904	38,756
Semen Indonesia Persero	100,220	46,863
		85,619

TOTAL INDONESIA		2,109,677

JORDAN — 0.1%
Financials — 0.1%
Arab Bank	3,528	23,835

KAZAKHSTAN — 1.3%
Energy — 0.7%
NAC Kazatomprom JSC GDR	4,964	155,373

Financials — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR	2,818	36,465
Kaspi.KZ JSC GDR	1,126	95,710
		132,175

TOTAL KAZAKHSTAN		287,548

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
KENYA — 1.6%
Communication Services — 1.4%
Safaricom	921,156	$299,214

Financials — 0.2%
Equity Group Holdings *	78,240	34,781

TOTAL KENYA		333,995

KUWAIT — 1.8%
Financials — 1.5%
National Bank of Kuwait SAK	95,568	326,868

Real Estate — 0.3%
Mabanee KPSC	22,580	61,501

TOTAL KUWAIT		388,369

LUXEMBOURG — 0.2%
Financials — 0.2%
Reinet Investments SCA	1,860	36,610

MALAYSIA — 6.5%
Communication Services — 1.6%
Axiata Group	106,255	94,438
DiGi.com	120,264	109,187
Maxis	90,658	91,622
Telekom Malaysia	43,660	52,782
		348,029
Consumer Staples — 1.1%
Nestle Malaysia	2,684	84,647
PPB Group	24,786	94,039
QL Resources	42,232	50,148
		228,834
Energy — 0.2%
Petronas Dagangan	11,526	53,424

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.8%
CIMB Group Holdings	91,672	$113,892
Hong Leong Bank	9,100	42,179
Public Bank	203,422	204,612
RHB Bank	25,454	33,813
		394,496
Industrials — 0.3%
Malaysia Airports Holdings *	41,618	56,677

Utilities — 1.5%
Petronas Gas	30,591	124,103
Tenaga Nasional	87,715	191,965
		316,068

TOTAL MALAYSIA		1,397,528

MEXICO — 5.1%
Communication Services — 0.9%
Grupo Televisa	92,037	187,381

Consumer Staples — 0.4%
Kimberly-Clark de Mexico, Cl A	58,056	83,785

Financials — 1.3%
Grupo Financiero Banorte, Cl O	36,242	229,468
Grupo Financiero Inbursa, Cl O *	31,102	44,810
		274,278

Industrials — 1.9%
Grupo Aeroportuario del Pacifico, Cl B	14,008	192,397
Grupo Aeroportuario del Sureste, Cl B	7,953	160,866
Promotora y Operadora de Infraestructura	8,801	64,138
		417,401

Real Estate — 0.6%
Fibra Uno Administracion ‡	122,200	125,461

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL MEXICO		$1,088,306

MOROCCO — 1.3%
Communication Services — 0.9%
Itissalat Al-Maghrib	13,463	197,037

Financials — 0.4%
Attijariwafa Bank	1,196	62,539
Banque Centrale Populaire	664	20,211
		82,750

TOTAL MOROCCO		279,787

NIGERIA — 0.5%
Financials — 0.1%
Guaranty Trust Holding	216,406	14,002
Zenith Bank	230,376	14,435
		28,437

Materials — 0.4%
Dangote Cement	131,575	82,474

TOTAL NIGERIA		110,911

OMAN — 0.3%
Financials — 0.3%
BankMuscat SAOG	40,030	54,482

PERU — 0.6%
Financials — 0.6%
Credicorp	952	136,345

PHILIPPINES — 4.5%
Communication Services — 0.5%
PLDT	2,919	105,021

Financials — 0.7%
Bank of the Philippine Islands	25,224	48,543
BDO Unibank	27,706	73,375
Metropolitan Bank & Trust	24,852	28,716
		150,634
Industrials — 0.8%
SM Investments	9,220	171,648

Real Estate — 2.3%
Ayala Land	309,822	218,197

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SM Prime Holdings	387,203	$266,618
		484,815

Utilities — 0.2%
Manila Electric	8,692	57,123

TOTAL PHILIPPINES		969,241

POLAND — 3.9%
Communication Services — 0.3%
Cyfrowy Polsat	9,854	75,722

Consumer Discretionary — 0.6%
Allegro.eu *	13,695	125,777

Consumer Staples — 0.7%
Dino Polska *	1,876	143,885

Energy — 0.4%
Polskie Gornictwo Naftowe i Gazownictwo	67,000	86,999

Financials — 1.6%
Bank Polska Kasa Opieki	2,581	85,424
Powszechna Kasa Oszczednosci Bank Polski *	12,338	143,572
Powszechny Zaklad Ubezpieczen	8,490	75,070
Santander Bank Polska	495	42,330
		346,396

Utilities — 0.3%
PGE Polska Grupa Energetyczna *	32,497	60,723

TOTAL POLAND		839,502

QATAR — 4.6%
Energy — 0.9%
Qatar Fuel QSC	18,818	98,199
Qatar Gas Transport	96,263	95,443
		193,642

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.2%
Commercial Bank PSQC	27,732	$54,459
Masraf Al Rayan QSC	63,019	85,069
Qatar International Islamic Bank QSC	10,205	28,028
Qatar Islamic Bank SAQ	16,277	87,621
		255,177

Industrials — 1.3%
Industries Qatar QSC	57,933	267,787

Materials — 0.5%
Mesaieed Petrochemical Holding	169,824	113,574

Real Estate — 0.3%
Barwa Real Estate	73,558	67,780

Utilities — 0.4%
Qatar Electricity & Water QSC	16,987	83,139

TOTAL QATAR		981,099

ROMANIA — 1.8%
Energy — 0.8%
OMV Petrom	875,169	93,629
Societatea Nationala de Gaze Naturale ROMGAZ	8,927	76,585
		170,214

Financials — 0.5%
Banca Transilvania	133,026	79,148
BRD-Groupe Societe Generale	5,739	25,730
		104,878

Real Estate — 0.5%
NEPI Rockcastle	15,705	106,331

TOTAL ROMANIA		381,423

SAUDI ARABIA — 10.3%
Communication Services — 2.1%
Etihad Etisalat	7,040	61,076

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Mobile Telecommunications Saudi Arabia *	8,196	$29,229
Saudi Telecom	11,342	354,900
		445,205

Consumer Discretionary — 0.3%
Jarir Marketing	1,097	58,887

Consumer Staples — 0.6%
Abdullah Al Othaim Markets	820	23,167
Almarai JSC	4,666	61,063
Savola Group	4,893	44,471
		128,701

Financials — 4.7%
Al Rajhi Bank	8,451	333,814
Alinma Bank	6,698	53,468
Arab National Bank	4,078	30,107
Bank AlBilad *	2,511	37,211
Bank Al-Jazira	2,868	17,673
Banque Saudi Fransi	4,041	56,330
Bupa Arabia for Cooperative Insurance	429	16,991
Company for Cooperative Insurance	436	9,018
Riyad Bank	9,262	83,933
Saudi British Bank	5,626	60,130
Saudi National Bank	15,133	297,667
		996,342

Health Care — 0.4%
Dr Sulaiman Al Habib Medical Services Group	983	43,230
Mouwasat Medical Services	917	48,491
		91,721

Materials — 1.6%
SABIC Agri-Nutrients	4,045	182,202
Saudi Kayan Petrochemical *	13,717	71,658
Yanbu National Petrochemical	4,726	85,403
		339,263

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.1%
Dar Al Arkan Real Estate Development *	10,387	$28,515

Utilities — 0.5%
Saudi Electricity	15,567	108,914

TOTAL SAUDI ARABIA		2,197,548

SOUTH AFRICA — 9.8%
Communication Services — 0.5%
MultiChoice Group	13,865	112,067

Consumer Discretionary — 0.9%
Mr Price Group	9,459	124,643
Pepkor Holdings	47,530	69,467
		194,110

Consumer Staples — 2.3%
Clicks Group	8,977	171,254
Shoprite Holdings	18,387	249,609
Tiger Brands	6,279	74,386
		495,249

Financials — 4.9%
Absa Group	9,592	105,332
Capitec Bank Holdings	1,079	140,760
Discovery *	5,737	57,696
FirstRand	67,417	268,927
Nedbank Group	5,964	73,449
Old Mutual	64,057	57,101
Remgro	7,200	61,738
Sanlam	25,198	102,372
Standard Bank Group	17,285	166,939
		1,034,314
Industrials — 0.6%
Bidvest Group	10,671	129,473

Materials — 0.6%
African Rainbow Minerals	4,109	60,506
Harmony Gold Mining	20,399	72,748
		133,254

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SOUTH AFRICA		$2,098,467

SRI LANKA — 0.2%
Industrials — 0.2%
John Keells Holdings	57,075	45,187

THAILAND — 9.7%
Communication Services — 1.3%
Advanced Info Service NVDR	30,936	204,413
Intouch Holdings PCL NVDR	29,274	67,481
		271,894
Consumer Discretionary — 0.8%
Central Retail NVDR	47,016	48,012
Home Product Center NVDR	154,256	65,325
PTT Oil & Retail Business NVDR	78,120	57,719
		171,056
Consumer Staples — 1.5%
Berli Jucker NVDR	30,798	29,369
CP ALL NVDR	151,728	285,957
		315,326
Energy — 0.9%
PTT Exploration & Production NVDR	36,354	141,398
Thai Oil NVDR	29,098	45,882
		187,280
Financials — 0.2%
Krungthai Card NVDR	8,284	14,928
Siam Commercial Bank NVDR	7,944	29,944
Srisawad NVDR	6,954	12,584
		57,456
Health Care — 1.0%
Bangkok Dusit Medical Services NVDR	247,438	166,470

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bumrungrad Hospital NVDR	12,442	$52,690
		219,160
Industrials — 1.5%
Airports of Thailand NVDR	111,290	213,087
Bangkok Expressway & Metro NVDR	198,570	48,904
BTS Group Holdings PCL NVDR	205,498	56,783
		318,774
Materials — 0.3%
SCG Packaging NVDR	33,552	62,731

Real Estate — 0.7%
Central Pattana NVDR	52,722	85,904
Land & Houses NVDR	217,636	64,058
		149,962
Utilities — 1.5%
Electricity Generating	5,828	29,757
Electricity Generating NVDR	900	4,595
Energy Absolute NVDR	39,056	104,693
Global Power Synergy NVDR	18,156	42,670
Gulf Energy Development NVDR	76,686	112,858
Ratch Group NVDR	20,404	27,271
		321,844

TOTAL THAILAND		2,075,483

TURKEY — 2.0%
Communication Services — 0.3%
Turkcell Iletisim Hizmetleri	46,731	65,104

Consumer Staples — 0.4%
BIM Birlesik Magazalar	17,381	91,145

Energy — 0.3%
Turkiye Petrol Rafinerileri *	4,829	61,624

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.3%
Akbank Turk	42,859	$25,686
Turkiye Garanti Bankasi	31,817	28,246
		53,932
Industrials — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret	26,352	42,429

Materials — 0.5%
Eregli Demir ve Celik Fabrikalari	53,516	108,823

TOTAL TURKEY		423,057

UNITED ARAB EMIRATES — 6.7%
Communication Services — 2.3%
Emirates Telecommunications Group PJSC	55,722	502,143

Consumer Discretionary — 0.5%
Abu Dhabi National Oil for Distribution PJSC	96,640	108,663

Financials — 3.1%
Abu Dhabi Commercial Bank PJSC (A)(B)	39,162	95,531
Abu Dhabi Islamic Bank PJSC	20,099	37,976
Dubai Islamic Bank PJSC	40,595	60,787
Emirates NBD Bank PJSC	35,627	129,489
First Abu Dhabi Bank PJSC	61,091	332,645
		656,428
Real Estate — 0.8%
Aldar Properties PJSC	147,422	165,762

TOTAL UNITED ARAB EMIRATES		1,432,996

VIETNAM — 8.2%
Consumer Staples — 1.9%
Masan Group	31,810	200,832
Saigon Beer Alcohol Beverage	50	328
Vietnam Dairy Products JSC	55,996	205,442
		406,602

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.3%
Bank for Foreign Trade of Vietnam JSC	13,206	$51,891
Ho Chi Minh City Development Joint Stock Commercial Bank *	8	11
Saigon - Hanoi Commercial Joint Stock Bank *	6,900	6,854
		58,756
Industrials — 0.3%
Vietjet Aviation JSC *	12,480	67,166

Materials — 1.5%
Hoa Phat Group JSC	167,955	312,923

Real Estate — 4.2%
No Va Land Investment Group *	51,746	182,539
Vincom Retail JSC *	71,990	111,084
Vingroup JSC *	72,929	312,323
Vinhomes JSC	83,457	295,876
		901,822

TOTAL VIETNAM		1,747,269

TOTAL COMMON STOCK
(Cost $19,148,203)		21,349,622

TOTAL INVESTMENTS — 99.9%
(Cost $19,148,203)		$21,349,622

Percentages are based on Net Assets of $21,371,190.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Next Emerging & Frontier ETF

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2022, was $95,531 and represents 0.4% of Net Assets.

Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$19,506,822	$1,747,269	$95,531	$21,349,622
Total Investments in Securities	$19,506,822	$1,747,269	$95,531	$21,349,622

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 4.5%
Materials — 4.5%
Yara International	64,028	$3,264,577

DENMARK — 0.2%
Consumer Staples — 0.2%
Atlantic Sapphire *	27,314	112,889

FAROE ISLANDS — 1.9%
Consumer Staples — 1.9%
Bakkafrost P/F	19,577	1,341,575

FRANCE — 1.4%
Communication Services — 1.4%
Adevinta, Cl B *	100,162	1,040,259

NETHERLANDS — 0.2%
Industrials — 0.2%
Meltwater Holding *	50,179	129,442

NORWAY — 89.3%
Communication Services — 9.3%
Kahoot! *	99,724	393,257
Schibsted, Cl A	28,515	836,320
Schibsted, Cl B	37,953	987,556
Telenor	270,644	4,451,516
		6,668,649
Consumer Discretionary — 0.8%
Europris	60,710	450,760
XXL	57,628	89,583
		540,343
Consumer Staples — 14.1%
Austevoll Seafood	34,911	458,899
Grieg Seafood *	20,956	215,294
Leroy Seafood Group	114,457	948,925
Mowi	170,002	4,145,158

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Norway Royal Salmon	4,370	$94,594
Orkla	290,389	2,761,872
Salmar	22,750	1,540,643
		10,165,385
Energy — 19.1%
Aker BP	49,115	1,688,938
Aker Solutions *	93,610	242,528
BW Energy *	30,952	79,497
BW Offshore	39,393	119,999
DNO	166,418	242,738
Equinor	378,172	10,427,666
FLEX LNG	11,347	221,695
Frontline *	37,608	244,813
TGS	44,907	479,993
		13,747,867
Financials — 22.7%
Aker, Cl A	9,997	846,533
DNB Bank	359,924	8,505,559
Gjensidige Forsikring	77,905	1,892,567
Protector Forsikring	21,964	290,191
Sbanken	30,546	322,040
Sparebank 1 Nord Norge	36,501	458,512
Sparebank 1 Oestlandet	15,398	254,560
SpareBank 1 SMN	49,893	821,473
SpareBank 1 SR-Bank	69,810	1,037,435
Storebrand	180,750	1,912,501
		16,341,371
Health Care — 0.4%
Nykode Therapeutics *	49,358	312,223

Industrials — 9.7%
Aker Carbon Capture *	103,915	227,910
Bonheur	7,271	252,804

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Golden Ocean Group	49,878	$448,653
Hexagon Composites *	42,077	127,797
Hexagon Purus Holding *	22,953	44,021
Kongsberg Gruppen	34,879	1,049,963
MPC Container Ships	101,383	340,557
NEL *	569,508	760,106
Norwegian Air Shuttle *	229,172	308,954
Quantafuel *	47,710	110,445
Stolt-Nielsen	9,721	175,099
TOMRA Systems	45,788	2,271,927
Veidekke	41,431	616,164
Wallenius Wilhelmsen, Cl B *	40,004	215,543
		6,949,943
Information Technology — 4.5%
Atea	32,256	542,662
Crayon Group Holding *	20,865	399,466
LINK Mobility Group Holding *	66,198	100,202
Nordic Semiconductor *	67,057	1,955,442
Pexip Holding *	29,477	112,406
Volue *	18,811	111,819
		3,221,997
Materials — 7.4%
Borregaard	36,545	852,548
Elkem	110,034	396,643
Elopak *	45,566	114,988
Norsk Hydro	520,131	3,965,714
		5,329,893
Real Estate — 0.9%
Entra	24,904	546,064
Selvaag Bolig	17,502	102,467
		648,531
Utilities — 0.4%
Aker Horizons Holding *	43,927	97,362
Fjordkraft Holding	36,750	155,721
		253,083

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
TOTAL NORWAY		$64,179,285

SINGAPORE — 0.3%
Energy — 0.3%
BW LPG	29,628	158,108
Hafnia *	33,819	61,675

TOTAL SINGAPORE		219,783

SOUTH AFRICA — 0.9%
Utilities — 0.9%
Scatec	45,792	668,181

UNITED KINGDOM — 0.9%
Energy — 0.9%
Subsea 7	86,356	644,276

UNITED STATES — 0.3%
Information Technology — 0.3%
REC Silicon *	113,503	196,554

TOTAL COMMON STOCK
(Cost $78,331,267)		71,796,821

TOTAL INVESTMENTS — 99.9%
(Cost $78,331,267)		$71,796,821

Percentages are based on Net Assets of $71,870,165.

*	Non-income producing security.

Cl — Class

As of January 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 1.6%
Consumer Staples — 1.6%
Wilmar International	178,743	$564,458

INDONESIA — 18.9%
Communication Services — 3.3%
Telkom Indonesia Persero	3,937,816	1,147,229

Consumer Discretionary — 1.9%
Astra International	1,715,399	653,026

Consumer Staples — 0.6%
Hanjaya Mandala Sampoerna	736,550	48,396
Unilever Indonesia	488,487	136,880
		185,276
Financials — 13.1%
Bank Central Asia	4,083,760	2,165,114
Bank Mandiri	1,569,964	815,984
Bank Rakyat Indonesia Persero	5,525,353	1,563,634
		4,544,732

TOTAL INDONESIA		6,530,263

MALAYSIA — 15.6%
Consumer Staples — 0.7%
Sime Darby Plantation	301,526	254,303

Financials — 9.0%
CIMB Group Holdings	592,642	736,289
Malayan Banking	535,596	1,058,268
Public Bank	1,314,752	1,322,448
		3,117,005
Health Care — 2.3%
Hartalega Holdings	128,495	180,516
IHH Healthcare	251,760	387,971
Top Glove	446,550	227,249
		795,736

Schedule of Investments (Unaudited)	January 31, 2022

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.5%
Petronas Chemicals Group	239,629	$508,972

Utilities — 2.1%
Tenaga Nasional	332,114	726,834

TOTAL MALAYSIA		5,402,850

PHILIPPINES — 7.7%
Financials — 1.3%
BDO Unibank	166,182	440,109

Industrials — 3.5%
Ayala	27,365	467,044
SM Investments	40,937	762,123
		1,229,167
Real Estate — 2.9%
Ayala Land	667,723	470,255
SM Prime Holdings	765,209	526,902
		997,157

TOTAL PHILIPPINES		2,666,433

SINGAPORE — 34.1%
Communication Services — 3.3%
Singapore Telecommunications	638,832	1,148,069

Financials — 26.3%
DBS Group Holdings	152,437	3,968,334
Oversea-Chinese Banking	296,123	2,730,950
United Overseas Bank	109,244	2,420,552
		9,119,836

Industrials — 1.2%
Singapore Airlines *	107,977	399,279

Real Estate — 3.3%
CapitaLand Integrated Commercial Trust ‡	404,347	580,138

Schedule of Investments (Unaudited)	January 31, 2022

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Capitaland Investment *	218,607	$557,774
		1,137,912

TOTAL SINGAPORE		11,805,096

THAILAND — 22.1%
Communication Services — 1.8%
Advanced Info Service NVDR	94,793	626,354

Consumer Staples — 2.4%
CP ALL NVDR	442,659	834,265

Energy — 5.4%
PTT NVDR	1,214,429	1,422,518
PTT Exploration & Production NVDR	116,833	454,419
		1,876,937
Financials — 4.4%
Kasikornbank NVDR	169,084	759,215
Siam Commercial Bank NVDR	204,310	770,113
		1,529,328
Health Care — 1.5%
Bangkok Dusit Medical Services NVDR	755,293	508,141

Industrials — 2.0%
Airports of Thailand NVDR	363,976	696,905

Information Technology — 0.7%
Delta Electronics Thailand NVDR	23,389	243,760

Materials — 2.4%
Siam Cement NVDR	71,383	825,423

Utilities — 1.5%
Gulf Energy Development NVDR	359,948	529,733

Schedule of Investments (Unaudited)	January 31, 2022

Global X FTSE Southeast Asia ETF

Value
COMMON STOCK — continued
TOTAL THAILAND	$7,670,846

TOTAL COMMON STOCK
(Cost $33,959,907)	34,639,946

TOTAL INVESTMENTS — 100.0%
(Cost $33,959,907)	$34,639,946

Percentages are based on Net Assets of $34,647,846.

*	Non-income producing security.
‡	Real Estate Investment Trust

NVDR — Non-Voting Depositary Receipt

As of January 31, 2022, all of the Fund's investments were considered Level 1 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-002-2100

Schedule of Investments (Unaudited)	January 31, 2022

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 32.5%
Communication Services — 32.2%
Baidu ADR *	113,116	$18,069,150
Bilibili ADR *	218,713	7,718,382
BlueCity Holdings ADR *	15,808	20,392
Hello Group ADR *	131,020	1,274,825
HUYA ADR *	22,221	147,103
JOYY ADR	32,072	1,621,560
Kuaishou Technology, Cl B *	718,288	8,101,702
Meitu *	1,979,400	385,851
NetEase ADR	193,615	20,012,046
Tencent Holdings	611,427	37,010,798
Tencent Music Entertainment Group ADR *	498,171	3,078,697
Weibo ADR *	26,863	930,803
		98,371,309
Consumer Discretionary — 0.3%
JD.com, Cl A *	29,116	1,044,009

TOTAL CHINA		99,415,318

GERMANY — 1.1%
Communication Services — 1.1%
United Internet	88,637	3,440,911

JAPAN — 4.3%
Communication Services — 4.3%
DeNA *	74,356	1,146,073
giftee * (A)	15,200	158,695
Gree *	76,452	576,583
Kakaku.com	118,920	2,427,423
Mixi	32,903	603,662
Nexon	433,421	8,094,788

TOTAL JAPAN		13,007,224

Schedule of Investments (Unaudited)	January 31, 2022

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 4.2%
Communication Services — 4.2%
VK GDR *	136,862	$1,092,159
Yandex, Cl A *	242,980	11,677,619

TOTAL RUSSIA		12,769,778

SOUTH KOREA — 8.9%
Communication Services — 8.9%
AfreecaTV	6,930	879,544
Com2uSCorp *	7,118	711,505
Kakao *	179,395	12,649,170
NAVER	50,414	12,964,197

TOTAL SOUTH KOREA		27,204,416

TAIWAN — 0.1%
Consumer Discretionary — 0.1%
PChome Online	84,744	333,626

UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR * (A)	106,945	664,128

UNITED STATES — 48.6%
Communication Services — 47.5%
Alphabet, Cl A *	6,532	17,676,049
Angi, Cl A *	64,702	555,143
Bumble, Cl A *	79,713	2,352,331
IAC *	72,554	9,906,523
Match Group *	107,843	12,153,906
Meta Platforms, Cl A *	120,034	37,601,851
Pinterest, Cl A *	309,664	9,153,668
Snap, Cl A *	504,023	16,400,908
Spotify Technology *	74,822	14,684,566
Twitter *	315,443	11,832,267
Vimeo *	128,600	1,883,990

Schedule of Investments (Unaudited)	January 31, 2022

Global X Social Media ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Communication Services — continued
Yelp, Cl A *	64,165	$2,216,259
Zynga, Cl A *	985,561	8,939,038
		145,356,499
Consumer Discretionary — 0.2%
Groupon, Cl A * (A)	22,612	690,571

Information Technology — 0.9%
Life360, Cl CDI *	71,868	415,203
Sprout Social, Cl A *	32,139	2,212,770
		2,627,973

TOTAL UNITED STATES		148,675,043
TOTAL COMMON STOCK
(Cost $386,371,941)		305,510,444

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $362,445)	362,445	362,445

REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
0.030%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $334,604 (collateralized by various U.S. Treasury Obligations, ranging in par value $12,527 - $44,875, 1.130%, 02/28/25, with a total market value of $340,318)
(Cost $334,604)	$334,604	334,604

TOTAL INVESTMENTS — 100.1%
(Cost $387,068,990)		$306,207,493

Percentages are based on Net Assets of $305,933,551.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Social Media ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $729,407.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $697,049.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$277,972,402	$27,538,042	$—	$305,510,444
Short-Term Investment	362,445	—	—	362,445
Repurchase Agreement	—	334,604	—	334,604
Total Investments in Securities	$278,334,847	$27,872,646	$—	$306,207,493

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 7.1%
Materials — 7.1%
Allkem *	12,433,827	$79,192,445
ioneer *	35,109,401	16,325,927
Mineral Resources	3,493,928	136,399,444
Pilbara Minerals *	47,193,283	106,399,764
Vulcan Energy Resources * (A)	2,011,863	13,026,400

TOTAL AUSTRALIA		351,343,980

CANADA — 1.4%
Materials — 1.4%
Lithium Americas * (A)	1,780,599	46,608,068
Standard Lithium * (A)	2,907,612	21,353,275

TOTAL CANADA		67,961,343

CHILE — 3.4%
Materials — 3.4%
Sociedad Quimica y Minera de Chile ADR	3,040,537	164,645,078

CHINA — 42.8%
Consumer Discretionary — 4.5%
BYD, Cl H	7,354,476	208,819,563
Tianneng Power International (A)	13,903,600	14,300,245
		223,119,808
Industrials — 17.5%
Contemporary Amperex Technology, Cl A	2,912,155	270,545,648
Eve Energy, Cl A	15,315,497	223,942,999
Shenzhen Yinghe Technology, Cl A	6,723,910	27,248,767
Sunwoda Electronic, Cl A	22,129,683	122,014,651
Wuxi Lead Intelligent Equipment, Cl A	19,578,837	220,565,977
		864,318,042
Information Technology — 3.5%
NAURA Technology Group, Cl A	3,857,537	171,143,715

Schedule of Investments (Unaudited)	January 31, 2022

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 17.3%
Beijing Easpring Material Technology, Cl A	7,011,091	$94,525,389
Ganfeng Lithium, Cl A	10,182,534	213,827,228
Guangzhou Tinci Materials Technology, Cl A	9,785,131	144,535,378
Shanghai Putailai New Energy Technology, Cl A	4,038,149	90,084,829
Shenzhen Capchem Technology, Cl A	4,860,096	72,024,280
Yunnan Energy New Material, Cl A	5,945,076	236,815,106
		851,812,210

TOTAL CHINA		2,110,393,775

GERMANY — 0.8%
Industrials — 0.8%
Varta (A)	382,888	40,870,116

HONG KONG — 0.0%
Industrials — 0.0%
Honbridge Holdings * (A)	25,893,900	1,112,459

JAPAN — 10.9%
Consumer Discretionary — 4.6%
Panasonic	20,911,839	227,312,461

Industrials — 0.7%
GS Yuasa	1,592,628	33,683,961

Information Technology — 5.6%
TDK	7,784,224	276,982,586

TOTAL JAPAN		537,979,008

NETHERLANDS — 0.4%
Materials — 0.4%
AMG Advanced Metallurgical Group	604,368	20,568,810

NORWAY — 0.4%
Industrials — 0.4%
FREYR Battery * (A)	2,261,994	20,538,905

Schedule of Investments (Unaudited)	January 31, 2022

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 10.1%
Information Technology — 6.2%
Iljin Materials (A)	398,396	$30,966,160
L&F (A)	457,980	64,128,597
Samsung SDI	427,745	207,219,477
		302,314,234
Materials — 3.9%
LG Chemical (A)	364,239	193,072,353

TOTAL SOUTH KOREA		495,386,587

TAIWAN — 0.8%
Information Technology — 0.8%
Simplo Technology	3,387,780	38,245,593

UNITED STATES — 21.8%
Consumer Discretionary — 7.1%
QuantumScape, Cl A * (A)	3,666,643	61,196,272
Tesla *	305,562	286,226,036
		347,422,308
Industrials — 1.7%
EnerSys	886,481	66,424,021
Microvast Holdings * (A)	3,137,322	17,380,764
		83,804,785
Materials — 13.0%
Albemarle	2,491,272	549,923,381
Livent *	3,417,935	78,646,685
Piedmont Lithium * (A)	31,059,519	14,114,482
		642,684,548

TOTAL UNITED STATES		1,073,911,641

Schedule of Investments (Unaudited)	January 31, 2022

Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $4,082,289,655)		$4,922,957,295

SHORT-TERM INVESTMENT(B)(C) — 1.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $93,434,345)	93,434,345	93,434,345

REPURCHASE AGREEMENT(B) — 1.7%
BNP Paribas
0.030%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $86,187,574 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,226,798 - $11,559,031, 1.130%, 02/28/25, with a total market value of $87,660,202)
(Cost $86,187,503)	$86,187,503	86,187,503

TOTAL INVESTMENTS — 103.5%
(Cost $4,261,911,503)		$5,102,579,143

Percentages are based on Net Assets of $4,930,045,691.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $182,984,240.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $179,621,848.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2022

Global X Lithium & Battery Tech ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,299,240,286	$623,717,009	$—	$4,922,957,295
Short-Term Investment	93,434,345	—	—	93,434,345
Repurchase Agreement	—	86,187,503	—	86,187,503
Total Investments in Securities	$4,392,674,631	$709,904,512	$—	$5,102,579,143

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Disruptive Materials ETF †

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 8.4%
Materials — 8.4%
Allkem *	7,040	$44,839
IGO	7,610	62,999
Lynas *	11,380	71,759
Syrah Resources *	5,470	6,359
Western Areas *	3,700	8,967

TOTAL AUSTRALIA		194,923

CANADA — 6.3%
Materials — 6.3%
HudBay Minerals	2,600	18,665
Lithium Americas *	1,390	36,384
Teck Resources, Cl B	2,950	91,065

TOTAL CANADA		146,114

CHILE — 5.9%
Materials — 5.9%
Antofagasta	4,250	75,979
Lundin Mining	7,420	61,785

TOTAL CHILE		137,764

CHINA — 26.6%
Industrials — 1.9%
Fangda Carbon New Material, Cl A	29,000	43,600

Materials — 24.7%
Beijing Easpring Material Technology, Cl A	5,100	68,759
China Minmetals Rare Earth, Cl A	7,300	35,019
China Nonferrous Mining	18,000	6,994
China Northern Rare Earth Group High-Tech, Cl A	14,500	84,517
Ganfeng Lithium, Cl H	3,700	58,080
MMG *	32,000	10,219

Schedule of Investments (Unaudited)	January 31, 2022

Global X Disruptive Materials ETF †

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nanjing Hanrui Cobalt, Cl A	2,900	$32,065
Shenghe Resources Holding, Cl A	12,300	31,489
Sinofibers Technology, Cl A	4,800	35,947
South Manganese Investment *	55,000	6,489
Tongling Nonferrous Metals Group, Cl A	72,000	37,813
Weihai Guangwei Composites, Cl A	4,000	45,100
Yunnan Tin, Cl A *	9,200	28,846
Zhejiang Huayou Cobalt, Cl A	5,900	90,987
		572,324

TOTAL CHINA		615,924

FRANCE — 0.4%
Materials — 0.4%
Eramet *	90	9,181

GERMANY — 0.3%
Industrials — 0.3%
SGL Carbon *	940	6,459

INDONESIA — 0.6%
Materials — 0.6%
Nickel Mines	14,000	14,105

JAPAN — 6.1%
Industrials — 0.3%
Nippon Carbon	200	6,908

Materials — 5.8%
Nippon Denko	2,700	7,077
Sumitomo Metal Mining	2,300	104,755
Tokai Carbon	2,200	22,511
		134,343

TOTAL JAPAN		141,251

Schedule of Investments (Unaudited)	January 31, 2022

Global X Disruptive Materials ETF †

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.4%
Materials — 0.4%
AMG Advanced Metallurgical Group	300	$10,210

PERU — 2.8%
Materials — 2.8%
Southern Copper	1,000	63,890

SOUTH AFRICA — 19.1%
Financials — 0.8%
African Rainbow Minerals	1,290	18,996

Materials — 18.3%
Anglo American	2,210	95,712
Anglo American Platinum	710	85,148
Impala Platinum Holdings	6,840	103,519
Northam Platinum Holdings *	2,920	38,309
Sibanye Stillwater	27,320	99,832
		422,520

TOTAL SOUTH AFRICA		441,516

SWEDEN — 4.2%
Materials — 4.2%
Boliden	2,430	97,235

TAIWAN — 0.3%
Information Technology — 0.3%
Acme Electronics *	5,000	7,568

UNITED KINGDOM — 0.3%
Materials — 0.3%
Jubilee Metals Group *	34,010	6,662

UNITED STATES — 14.5%
Industrials — 1.5%
GrafTech International	2,640	27,667

Schedule of Investments (Unaudited)	January 31, 2022

Global X Disruptive Materials ETF †

	Shares	Value
COMMON STOCK — continued
Industrials — continued
KULR Technology Group *	2,730	$6,142
		33,809
Materials — 13.0%
Albemarle	430	94,918
Freeport-McMoRan	2,270	84,490
Livent *	2,200	50,622
MP Materials *	1,780	71,093
		301,123

TOTAL UNITED STATES		334,932

ZAMBIA — 3.8%
Materials — 3.8%
First Quantum Minerals	3,620	89,120

TOTAL COMMON STOCK
(Cost $2,375,001)		2,316,854
TOTAL INVESTMENTS — 100.0%
(Cost $2,375,001)		$2,316,854

Percentages are based on Net Assets of $2,317,390.

†	Commenced operations on January 24, 2022.
*	Non-income producing security.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,058,695	$258,159	$—	$2,316,854
Total Investments in Securities	$2,058,695	$258,159	$—	$2,316,854

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Disruptive Materials ETF †

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 100.2%
AUSTRALIA — 0.5%
Consumer Discretionary — 0.5%
Temple & Webster Group *	131,022	$782,800

BRAZIL — 4.4%
Communication Services — 0.4%
VTEX, Cl A *	83,659	642,501

Consumer Discretionary — 4.0%
MercadoLibre *	5,324	6,027,088

TOTAL BRAZIL		6,669,589

CANADA — 3.5%
Information Technology — 3.5%
Shopify, Cl A *	5,515	5,317,784

CHINA — 25.7%
Communication Services — 4.1%
NetEase ADR	60,818	6,286,148

Consumer Discretionary — 21.1%
Alibaba Group Holding ADR *	46,917	5,901,689
Baozun ADR *	97,002	1,286,247
JD.com ADR *	84,389	6,319,048
Pinduoduo ADR *	106,776	6,389,476
Trip.com Group ADR *	259,371	6,901,862
Uxin ADR * (A)	516,017	619,220
Vipshop Holdings ADR *	496,376	4,621,261
		32,038,803
Financials — 0.5%
LexinFintech Holdings ADR *	217,501	778,654

TOTAL CHINA		39,103,605

GERMANY — 0.7%
Consumer Discretionary — 0.7%
Jumia Technologies ADR * (A)	128,682	1,125,968

Schedule of Investments (Unaudited)	January 31, 2022

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 3.6%
Consumer Discretionary — 3.6%
Rakuten Group *	634,424	$5,456,404

SOUTH KOREA — 0.3%
Information Technology — 0.3%
Cafe24 *	22,595	393,608

UNITED KINGDOM — 6.3%
Consumer Discretionary — 2.2%
ASOS *	113,460	3,368,713

Consumer Staples — 4.1%
Ocado Group *	308,492	6,224,887

TOTAL UNITED KINGDOM		9,593,600

UNITED STATES — 55.2%
Communication Services — 3.5%
Angi, Cl A *	122,547	1,051,453
TripAdvisor *	157,125	4,265,944
		5,317,397
Consumer Discretionary — 37.6%
1847 Goedeker * (A)	214,476	484,716
Amazon.com *	1,951	5,836,358
Booking Holdings *	2,647	6,501,376
eBay	100,237	6,021,237
Etsy *	36,205	5,687,081
Expedia Group *	35,573	6,520,175
Groupon, Cl A *	37,459	1,143,998
Lands' End *	25,015	458,525
Overstock.com *	69,359	3,325,070
PetMed Express (A)	31,752	820,154
Qurate Retail, Cl A *	578,820	4,069,105
Shutterstock	39,035	3,785,224
Wayfair, Cl A * (A)	36,626	5,710,726

Schedule of Investments (Unaudited)	January 31, 2022

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Williams-Sonoma	42,507	$6,824,074
		57,187,819
Financials — 2.1%
eHealth *	40,272	879,943
LendingTree *	18,601	2,266,346
		3,146,289
Industrials — 4.0%
CoStar Group *	86,182	6,046,529

Information Technology — 8.0%
BigCommerce Holdings *	85,081	2,781,298
GoDaddy, Cl A *	80,926	6,126,907
LivePerson *	110,184	3,291,196
		12,199,401

TOTAL UNITED STATES		83,897,435
TOTAL COMMON STOCK
(Cost $199,481,177)		152,340,793

PREFERRED STOCK — 0.0%
UNITED STATES— 0.0%
Consumer Discretionary — 0.0%
Overstock.com, Ser A1, 1.020%
(Cost $3,868)	366	13,908
TOTAL PREFERRED STOCK
(Cost $3,868)		13,908

SHORT-TERM INVESTMENT(B)(C) — 1.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,811,334)	2,811,334	2,811,334

Schedule of Investments (Unaudited)	January 31, 2022

Global X E-commerce ETF

	Face Amount	Value
SHORT-TERM INVESTMENT— continued
TOTAL SHORT-TERM INVESTMENT
(Cost $2,811,334)		$2,811,334

REPURCHASE AGREEMENT(B) — 1.7%
BNP Paribas
0.030%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $2,595,383 (collateralized by various U.S. Treasury Obligations, ranging in par value $97,169 - $348,079, 1.130%, 02/28/25, with a total market value of $2,639,726)
(Cost $2,595,381)	$2,595,381	2,595,381
TOTAL REPURCHASE AGREEMENT
(Cost $2,595,381)		2,595,381
TOTAL INVESTMENTS — 103.8%
(Cost $204,891,760)		$157,761,416

Percentages are based on Net Assets of $151,938,682.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $5,148,459.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $5,406,715.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

Schedule of Investments (Unaudited)	January 31, 2022

Global X E-commerce ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$151,947,185	$393,608	$—	$152,340,793
Preferred Stock	13,908	—	—	13,908
Short-Term Investment	2,811,334	—	—	2,811,334
Repurchase Agreement	—	2,595,381	—	2,595,381
Total Investments in Securities	$154,772,427	$2,988,989	$—	$157,761,416

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA — 3.2%
Consumer Discretionary — 3.2%
MercadoLibre *	105	$118,866

BRAZIL — 5.3%
Consumer Discretionary — 1.9%
Afya, Cl A *	525	7,602
Americanas *	3,983	23,786
Magazine Luiza *	23,491	30,967
Via *	9,475	8,422
		70,777
Financials — 1.3%
XP, Cl A *	1,395	46,468

Information Technology — 2.1%
Pagseguro Digital, Cl A *	1,645	37,210
StoneCo, Cl A *	1,405	21,890
TOTVS	3,163	17,316
		76,416

TOTAL BRAZIL		193,661

CHILE — 0.8%
Consumer Discretionary — 0.8%
Falabella	8,440	30,120

CHINA — 73.3%
Communication Services — 30.3%
Autohome ADR	807	26,889
Baidu ADR *	1,255	200,474
Bilibili ADR *	2,311	81,555
China Literature *	2,940	17,683
Hello Group ADR *	1,462	14,226
HUYA ADR *	1,373	9,089
iQIYI ADR *	5,149	21,008
Kingsoft	7,250	32,310
NetEase ADR	2,022	208,994

Schedule of Investments (Unaudited)	January 31, 2022

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Tencent Holdings	6,410	$388,009
Tencent Music Entertainment Group ADR *	10,949	67,665
Weibo ADR *	1,365	47,297
		1,115,199
Consumer Discretionary — 39.8%
Alibaba Group Holding ADR *	2,357	296,487
Baozun ADR *	501	6,643
JD.com, Cl A *	305	10,945
JD.com ADR *	5,009	375,074
Meituan, Cl B *	12,270	345,556
New Oriental Education & Technology Group ADR *	11,986	17,140
Pinduoduo ADR *	3,934	235,410
Tongcheng Travel Holdings *	8,650	17,683
Trip.com Group ADR *	4,247	113,013
Vipshop Holdings ADR *	4,963	46,205
		1,464,156
Health Care — 0.9%
Alibaba Health Information Technology *	30,400	22,729
Ping An Healthcare and Technology *	3,630	11,499
		34,228
Information Technology — 2.3%
Kingdee International Software Group *	16,050	36,309
Travelsky Technology, Cl H	21,450	40,108
Weimob *	14,150	10,525
		86,942

TOTAL CHINA		2,700,525

RUSSIA — 4.2%
Communication Services — 3.3%
Yandex, Cl A *	2,548	122,457

Schedule of Investments (Unaudited)	January 31, 2022

Global X Emerging Markets Internet & E-commerce ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Discretionary — 0.9%
Ozon Holdings ADR *	1,496	$30,922

TOTAL RUSSIA		153,379

SOUTH AFRICA — 5.4%
Communication Services — 0.4%
MultiChoice Group	1,860	15,034

Consumer Discretionary — 5.0%
Naspers, Cl N	1,149	182,864

TOTAL SOUTH AFRICA		197,898

SOUTH KOREA — 7.8%
Communication Services — 7.8%
Kakao *	1,473	103,862
NAVER	520	133,720
NCSoft	110	48,909

TOTAL SOUTH KOREA		286,491

TOTAL COMMON STOCK
(Cost $6,017,303)		3,680,940

U.S. TREASURY OBLIGATION — 10.2%
U.S. Treasury Bill
0.000%, 02/01/22(A)
(Cost $375,000)	$375,000	375,000
TOTAL INVESTMENTS — 110.2%
(Cost $6,392,303)		$4,055,940

Percentages are based on Net Assets of $3,681,733.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Emerging Markets Internet & E-commerce ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,394,449	$286,491	$—	$3,680,940
U.S. Treasury Obligation	—	375,000	—	375,000
Total Investments in Securities	$3,394,449	$661,491	$—	$4,055,940

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 97.6%
AUSTRALIA — 3.6%
Financials — 1.6%
Insignia Financial	3,650,808	$9,028,313
Platinum Asset Management	3,339,637	5,811,747
		14,840,060
Industrials — 1.0%
Aurizon Holdings	3,735,606	9,264,334

Materials — 1.0%
Fortescue Metals Group	647,170	9,059,970

TOTAL AUSTRALIA		33,164,364

BRAZIL — 2.2%
Consumer Discretionary — 0.7%
Cyrela Brazil Realty Empreendimentos e Participacoes	1,862,215	6,130,229

Utilities — 1.5%
Transmissora Alianca de Energia Eletrica	1,979,291	14,227,785

TOTAL BRAZIL		20,358,014

CHINA — 25.9%
Communication Services — 1.3%
CITIC Telecom International Holdings	32,666,600	11,897,730

Consumer Discretionary — 0.8%
China Dongxiang Group	86,678,200	7,225,453

Energy — 2.4%
China Shenhua Energy, Cl H	4,545,500	11,122,486
Yankuang Energy Group, Cl H	5,000,800	10,543,459
		21,665,945
Financials — 1.6%
China Everbright Bank, Cl H	17,365,100	6,502,824
Chongqing Rural Commercial Bank, Cl H	21,387,600	7,817,155
		14,319,979

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.2%
Lonking Holdings	36,436,400	$10,607,258
Sinopec Engineering Group, Cl H	20,573,600	9,999,801
		20,607,059
Materials — 3.4%
Asia Cement China Holdings	11,992,700	8,289,867
China Resources Cement Holdings	9,609,100	8,256,564
China Sanjiang Fine Chemicals (A)	24,443,000	7,272,510
Shougang Fushan Resources Group	26,022,500	7,942,693
		31,761,634
Real Estate — 12.9%
Agile Group Holdings (A)	10,306,900	5,445,868
Central China Real Estate	31,114,400	3,351,834
China Aoyuan Group (A)	20,122,900	4,025,844
China Jinmao Holdings Group	25,908,500	9,403,089
China Overseas Grand Oceans Group	15,268,000	9,065,776
China SCE Group Holdings	26,038,500	5,810,414
Gemdale Properties & Investment	74,906,200	8,357,547
Guangzhou R&F Properties, Cl H (A)	9,691,600	4,300,445
KWG Group Holdings	9,961,100	5,416,453
Logan Group (A)	8,332,500	5,182,734
Midea Real Estate Holding (A)	5,299,600	7,788,782
Powerlong Real Estate Holdings	14,979,600	8,318,211
Ronshine China Holdings (A)	18,697,800	7,721,261
Shenzhen Investment	31,589,400	7,413,688
Shimao Group Holdings (A)	3,821,500	2,803,314
Times China Holdings	10,691,680	4,140,900
Yuexiu Property	9,672,760	9,799,848
Yuzhou Group Holdings (A)	32,292,548	2,609,064
Zhongliang Holdings Group (A)	17,274,200	8,130,286
		119,085,358

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.3%
China Power International Development	24,584,000	$12,138,223

TOTAL CHINA		238,701,381

EGYPT — 0.9%
Consumer Staples — 0.9%
Eastern SAE	12,207,817	8,073,789

HONG KONG — 2.8%
Communication Services — 1.9%
HKBN	5,298,600	6,659,307
PCCW	20,648,800	10,857,267
		17,516,574
Consumer Discretionary — 0.9%
Pacific Textiles Holdings	16,004,300	8,107,288

TOTAL HONG KONG		25,623,862

INDONESIA — 0.9%
Real Estate — 0.9%
Puradelta Lestari	622,470,894	8,093,593

KAZAKHSTAN — 1.1%
Financials — 1.1%
Halyk Savings Bank of Kazakhstan JSC GDR	785,243	10,161,044

NETHERLANDS — 1.1%
Financials — 1.1%
Flow Traders	270,805	10,491,470

NIGERIA — 1.2%
Financials — 1.2%
Zenith Bank	176,982,843	11,089,364

NORWAY — 1.0%
Energy — 1.0%
SFL	1,160,160	9,513,312

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL — 1.5%
Communication Services — 1.5%
NOS SGPS	3,584,307	$14,079,111

RUSSIA — 8.3%
Communication Services — 1.1%
Mobile TeleSystems PJSC ADR	1,265,584	9,669,062

Consumer Discretionary — 1.0%
X5 Retail Group GDR	398,900	8,934,577

Consumer Staples — 1.2%
Magnit PJSC GDR	864,908	11,330,295

Information Technology — 0.9%
QIWI ADR (A)	1,158,512	8,654,084

Materials — 3.4%
Evraz	1,430,466	9,582,500
Magnitogorsk Iron & Steel Works PJSC	6,150,090	4,837,136
PhosAgro PJSC GDR	534,185	10,737,119
Severstal PJSC	303,697	5,888,193
		31,044,948
Utilities — 0.7%
Unipro PJSC	203,054,637	6,326,319

TOTAL RUSSIA		75,959,285

SINGAPORE — 1.1%
Real Estate — 1.1%
Sasseur Real Estate Investment Trust ‡	17,517,197	10,299,280

SOUTH AFRICA — 3.8%
Financials — 1.3%
Coronation Fund Managers	3,632,160	11,997,633

Real Estate — 2.5%
Equites Property Fund ‡	7,583,303	10,480,350

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Resilient ‡ (A)	3,071,799	$11,957,578
		22,437,928

TOTAL SOUTH AFRICA		34,435,561

SPAIN — 1.2%
Energy — 1.2%
Repsol	859,242	10,828,418

TAIWAN — 1.2%
Real Estate — 1.2%
Farglory Land Development	4,832,900	11,085,749

THAILAND — 3.6%
Communication Services — 1.2%
Total Access Communication NVDR	8,126,973	11,289,158

Financials — 1.1%
Tisco Financial Group NVDR	3,364,701	9,979,403

Real Estate — 1.3%
Land & Houses NVDR	39,634,834	11,666,057

TOTAL THAILAND		32,934,618

UNITED KINGDOM — 5.0%
Consumer Staples — 2.8%
British American Tobacco	296,693	12,592,585
Imperial Brands	550,961	12,947,048
		25,539,633
Financials — 2.2%
abrdn	2,839,249	9,176,562
M&G	3,986,494	11,531,336
		20,707,898

TOTAL UNITED KINGDOM		46,247,531

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 31.2%
Communication Services — 1.1%
Lumen Technologies	817,975	$10,110,171

Consumer Staples — 1.2%
Altria Group	217,594	11,071,183

Energy — 4.9%
Antero Midstream	1,090,710	10,852,565
Diversified Energy	6,794,930	9,681,647
Plains GP Holdings, Cl A	1,015,012	11,703,088
Williams	436,896	13,080,666
		45,317,966
Financials — 17.6%
AGNC Investment ‡	659,702	9,822,963
Annaly Capital Management ‡	1,229,653	9,714,259
Apollo Commercial Real Estate Finance ‡	771,518	10,531,221
Arbor Realty Trust ‡	632,522	11,075,460
ARMOUR Residential ‡	866,349	8,126,354
Blackstone Mortgage Trust, Cl A ‡	365,864	11,495,447
Chimera Investment ‡	802,508	11,636,366
Ellington Financial ‡	570,109	10,130,837
Invesco Mortgage Capital ‡	2,453,720	6,575,970
KKR Real Estate Finance Trust ‡	535,211	11,421,403
Ladder Capital, Cl A ‡	906,251	10,775,324
PennyMac Mortgage Investment Trust ‡	506,321	9,022,640
Ready Capital ‡	700,501	9,975,134
Starwood Property Trust ‡	470,366	11,641,558
TPG RE Finance Trust ‡	954,147	12,041,335
Two Harbors Investment ‡	1,381,332	7,942,659
		161,928,930
Real Estate — 6.4%
American Finance Trust ‡	1,090,769	9,009,752
Gladstone Commercial ‡	511,528	11,862,334
Global Net Lease ‡	595,590	8,540,761

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Iron Mountain ‡	262,562	$12,056,847
Office Properties Income Trust ‡	373,912	9,527,278
Omega Healthcare Investors ‡	260,601	8,203,719
		59,200,691

TOTAL UNITED STATES		287,628,941

TOTAL COMMON STOCK
(Cost $949,896,072)		898,768,687

PREFERRED STOCK — 2.2%
BRAZIL— 2.2%
Utilities — 2.2%
Cia de Transmissao de Energia Eletrica Paulista (B)	2,158,209	9,819,647
Cia Energetica de Sao Paulo (B)	2,222,787	9,749,286

TOTAL BRAZIL		19,568,933

TOTAL PREFERRED STOCK
(Cost $19,370,283)		19,568,933

SHORT-TERM INVESTMENT(C)(D) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $10,274,495)	10,274,495	10,274,495

TOTAL SHORT-TERM INVESTMENT
(Cost $10,274,495)		10,274,495

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 1.0%
BNP Paribas
0.030%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $9,485,265 (collateralized by various U.S. Treasury Obligations, ranging in par value $355,121 - $1,272,115, 1.130%, 02/28/25, with a total market value of $9,647,336)
(Cost $9,485,257)	$9,485,257	$9,485,257

TOTAL REPURCHASE AGREEMENT
(Cost $9,485,257)		9,485,257

TOTAL INVESTMENTS — 101.9%
(Cost $989,026,107)		$938,097,372

Percentages are based on Net Assets of $920,793,566.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $18,715,556.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $19,759,752.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$887,682,938	$11,085,749	$—	$898,768,687
Preferred Stock	19,568,933	—	—	19,568,933
Short-Term Investment	10,274,495	—	—	10,274,495
Repurchase Agreement	—	9,485,257	—	9,485,257
Total Investments in Securities	$917,526,366	$20,571,006	$—	$938,097,372

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 85.1%
UNITED STATES — 85.1%
Communication Services — 5.1%
AT&T	431,482	$11,002,791
Cogent Communications Holdings	210,836	13,411,278
Verizon Communications	221,355	11,782,727
		36,196,796
Consumer Discretionary — 1.3%
PetMed Express (A)	351,864	9,088,647

Consumer Staples — 24.0%
Altria Group	289,802	14,745,126
B&G Foods	409,293	12,729,012
Bunge	169,183	16,725,431
Flowers Foods	572,393	16,101,415
General Mills	217,929	14,967,364
Kellogg	212,375	13,379,625
Kraft Heinz	324,489	11,616,706
Philip Morris International	146,464	15,063,822
SpartanNash	693,269	17,033,619
Universal	245,271	13,350,101
Vector Group	910,804	10,119,033
Walgreens Boots Alliance	258,460	12,860,970
		168,692,224
Energy — 4.5%
Enviva	244,780	17,129,704
Equitrans Midstream	1,798,779	14,588,098
		31,717,802
Financials — 9.3%
AGNC Investment ‡	785,272	11,692,700
KKR Real Estate Finance Trust ‡	688,293	14,688,173
New York Community Bancorp	1,131,984	13,198,933
TFS Financial	664,552	11,549,914
Virtu Financial, Cl A	450,018	13,919,057
		65,048,777

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 7.0%
AbbVie	119,223	$16,320,436
Gilead Sciences	193,835	13,312,588
Pfizer	365,912	19,279,903
		48,912,927
Industrials — 6.8%
3M	74,539	12,374,965
Ennis	650,033	12,305,124
MSC Industrial Direct, Cl A	148,172	12,096,762
National Presto Industries	134,295	11,045,764
		47,822,615
Real Estate — 11.9%
Alexander's ‡	47,993	12,635,117
CubeSmart ‡	351,459	17,833,029
Douglas Elliman *	455,968	3,538,312
Easterly Government Properties, Cl A ‡	585,075	12,269,023
Iron Mountain ‡	389,685	17,894,335
Public Storage ‡	53,811	19,292,858
		83,462,674
Utilities — 15.2%
American Electric Power	193,159	17,461,574
Avangrid	278,800	13,025,536
Clearway Energy, Cl C	404,079	13,609,381
Consolidated Edison	180,581	15,611,227
Duke Energy	141,225	14,837,098
Hawaiian Electric Industries	362,301	15,397,793
National Fuel Gas	279,700	16,986,181
		106,928,790

TOTAL UNITED STATES		597,871,252

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $527,572,129)		$597,871,252

MASTER LIMITED PARTNERSHIPS — 14.6%
UNITED KINGDOM— 1.6%
Energy — 1.6%
KNOT Offshore Partners	761,092	10,936,892

UNITED STATES— 13.0%
Energy — 9.4%
BP Midstream Partners	1,050,284	18,442,987
CrossAmerica Partners	693,210	15,465,515
Holly Energy Partners	823,209	15,402,240
MPLX	517,804	16,994,327
		66,305,069
Industrials — 1.5%
Icahn Enterprises	193,042	10,491,833

Materials — 2.1%
Westlake Chemical Partners	541,043	14,440,438
TOTAL UNITED STATES		91,237,340
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $72,269,090)		102,174,232
SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,605,650)	3,605,650	3,605,650

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
0.030%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $3,328,684 (collateralized by various U.S. Treasury Obligations, ranging in par value $124,623 - $446,426, 1.130%, 02/28/25, with a total market value of $3,385,560)
(Cost $3,328,681)	$3,328,681	$3,328,681
TOTAL INVESTMENTS — 100.7%
(Cost $606,775,550)		$706,979,815

Percentages are based on Net Assets of $702,133,327.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $6,763,689.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $6,934,331.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$597,871,252	$—	$—	$597,871,252
Master Limited Partnerships	102,174,232	—	—	102,174,232
Short-Term Investment	3,605,650	—	—	3,605,650
Repurchase Agreement	—	3,328,681	—	3,328,681
Total Investments in Securities	$703,651,134	$3,328,681	$—	$706,979,815

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® U.S. ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 12.6%
Industrials — 1.9%
Aurizon Holdings	90,881	$225,385

Materials — 8.8%
BHP Group	7,051	222,026
BHP Group Ltd.	6,794	221,864
Fortescue Metals Group	14,032	196,439
Rio Tinto PLC	2,843	197,772
Rio Tinto Ltd.	2,565	201,607
Total Materials		1,039,708

Real Estate — 1.9%
Vicinity Centres ‡	199,840	229,499

TOTAL AUSTRALIA		1,494,592

AUSTRIA— 2.3%
Energy — 2.3%
OMV	4,564	276,073

BELGIUM— 1.6%
Consumer Discretionary — 1.6%
Ageas	3,942	188,205

FINLAND— 2.1%
Utilities — 2.1%
Fortum	9,248	249,327

FRANCE— 9.0%
Communication Services — 1.9%
Orange	19,551	228,372

Financials — 5.0%
AXA	8,025	251,484
CNP Assurances	13,758	336,216
Total Financials		587,700

Industrials — 2.1%
Credit Agricole	16,390	243,996

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
TOTAL FRANCE		$1,060,068

GERMANY— 3.8%
Communication Services — 1.9%
Telefonica Deutschland Holding	79,221	225,569

Materials — 1.9%
BASF	3,004	227,373

TOTAL GERMANY		452,942

HONG KONG— 8.6%
Communication Services — 2.2%
HKT Trust & HKT	189,520	258,120

Real Estate — 2.1%
Henderson Land Development	55,900	244,101

Utilities — 4.3%
CK Infrastructure Holdings	41,400	254,849
Power Assets Holdings	41,706	255,931
Total Utilities		510,780

TOTAL HONG KONG		1,013,001

ITALY— 6.2%
Financials — 2.1%
Poste Italiane	18,646	247,795

Information Technology — 2.1%
Assicurazioni Generali	11,930	248,481

Utilities — 2.0%
Snam	43,689	242,918

TOTAL ITALY		739,194

JAPAN— 7.8%
Communication Services — 2.0%
SoftBank	19,268	239,794

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — 3.9%
Japan Post Holdings	29,725	$252,453
Nomura Holdings	47,278	207,166
Total Financials		459,619

Real Estate — 1.9%
Japan Metropolitan Fund Invest ‡	263	220,717

TOTAL JAPAN		920,130

NETHERLANDS— 2.3%
Financials — 2.3%
NN Group	4,846	269,337

NEW ZEALAND— 1.9%
Communication Services — 1.9%
Spark New Zealand	79,335	225,607

NORWAY— 2.0%
Communication Services — 2.0%
Telenor	14,241	234,234

PORTUGAL— 2.0%
Utilities — 2.0%
Energias de Portugal	46,252	235,340

SPAIN— 9.5%
Communication Services — 1.8%
Telefonica	46,311	214,330

Industrials — 1.5%
ACS Actividades de Construccion y Servicios	6,962	173,960

Utilities — 6.2%
Enagas	11,050	237,831
Endesa	8,956	199,238
Naturgy Energy Group	9,538	300,769
Total Utilities		737,838

TOTAL SPAIN		1,126,128

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 5.7%
Communication Services — 1.8%
Tele2, Cl B	14,965	$216,360

Consumer Discretionary — 1.3%
Electrolux, Cl B	7,311	149,916

Energy — 2.6%
Lundin Energy	7,551	303,687

TOTAL SWEDEN		669,963

SWITZERLAND— 2.4%
Financials — 2.4%
Zurich Insurance Group	606	286,842

UNITED KINGDOM— 17.6%
Communication Services — 1.9%
Vodafone Group	125,788	219,426

Consumer Discretionary — 1.5%
Persimmon	5,691	182,790

Consumer Staples — 2.3%
British American Tobacco	6,344	269,259

Financials — 9.5%
Admiral Group	4,454	187,877
Aviva	44,505	259,262
Legal & General Group	64,601	249,095
M&G	75,411	218,134
Phoenix Group Holdings	24,457	216,630
Total Financials		1,130,998

Utilities — 2.4%
National Grid	19,438	281,549

TOTAL UNITED KINGDOM		2,084,022

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI SuperDividend® EAFE ETF

	Shares/Number or Rights	Value
COMMON STOCK — continued
UNITED STATES— 2.4%
Financials — 2.4%
Swiss Re	2,618	$282,031
TOTAL COMMON STOCK
(Cost $11,271,013)		11,807,036

RIGHTS — 0.1%
Spain — 0.1%
ACS Actividades de Construccion y Servicios*# (Cost $–)	6,962	3,477

TOTAL INVESTMENTS — 99.9%
(Cost $11,271,013)		$11,810,513

Percentages are based on Net Assets of $11,828,231.

*	Non-income producing security.
#	Expiration unavailable.
‡	Real Estate Investment Trust

Cl — Class

As of January 31, 2022, all of the Fund's investments were considered Level 1 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 95.8%
BRAZIL— 4.6%
Consumer Discretionary — 2.1%
Vibra Energia	385,177	$1,661,121

Materials — 2.5%
Vale	133,559	2,034,071

TOTAL BRAZIL		3,695,192

CHINA— 34.3%
Energy — 6.1%
China Shenhua Energy, Cl H	814,464	1,992,930
Yankuang Energy Group, Cl H	1,397,100	2,945,582
		4,938,512
Financials — 8.5%
Bank of China, Cl H	4,521,600	1,757,020
Bank of Communications, Cl H	2,778,580	1,860,095
China Cinda Asset Management, Cl H	8,654,700	1,576,094
Haitong Securities Ltd., Cl H	1,815,900	1,627,837
		6,821,046
Industrials — 1.7%
Sinotruk Hong Kong	906,200	1,341,133

Real Estate — 13.1%
Agile Group Holdings	1,277,900	675,205
China Jinmao Holdings Group	5,466,200	1,983,873
CIFI Holdings Group	2,286,600	1,492,622
Jinke Properties Group, Cl A	2,130,028	1,502,665
KWG Group Holdings	1,252,600	681,114
Logan Group	1,213,800	754,972
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	2,004,600	1,838,218
Shimao Group Holdings	1,065,900	781,906
Sunac China Holdings	723,000	887,344
		10,597,919
Utilities — 4.9%
China Power International Development	7,915,564	3,908,269

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$27,606,879

CZECH REPUBLIC— 2.9%
Utilities — 2.9%
CEZ	62,155	2,302,122

EGYPT— 2.0%
Consumer Staples — 2.0%
Eastern SAE	2,371,867	1,568,663

INDIA— 8.3%
Energy — 5.7%
Bharat Petroleum	240,329	1,278,738
Coal India	634,970	1,359,754
Indian Oil	1,133,387	1,901,572

		4,540,064
Materials — 2.6%
Ambuja Cements	428,896	2,098,715

TOTAL INDIA		6,638,779

MALAYSIA— 3.1%
Health Care — 0.9%
Top Glove	1,438,706	732,157

Industrials — 2.2%
Sime Darby	3,442,679	1,768,429

TOTAL MALAYSIA		2,500,586

RUSSIA— 11.3%
Communication Services — 1.5%
Mobile TeleSystems PJSC ADR	152,886	1,168,049

Consumer Staples — 1.8%
Magnit PJSC GDR	107,410	1,407,071

Materials — 8.0%
Alrosa PJSC	1,194,381	1,740,409
Novolipetsk Steel PJSC	500,486	1,375,573

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PhosAgro PJSC GDR	98,207	$1,973,961
Severstal PJSC	71,665	1,389,468
		6,479,411

TOTAL RUSSIA		9,054,531

SOUTH AFRICA— 9.1%
Energy — 2.1%
Exxaro Resources	158,286	1,699,093

Financials — 1.9%
African Rainbow Minerals	101,731	1,498,017

Materials — 5.1%
Impala Platinum Holdings	96,335	1,457,978
Kumba Iron Ore	37,245	1,301,745
Sibanye Stillwater	379,562	1,386,984
		4,146,707

TOTAL SOUTH AFRICA		7,343,817

SOUTH KOREA— 4.5%
Energy — 1.4%
Hyundai Heavy Industries Holdings	27,616	1,096,164
Financials — 3.1%
Meritz Securities	490,359	2,481,286

TOTAL SOUTH KOREA		3,577,450

TAIWAN— 9.6%
Information Technology — 7.5%
Compal Electronics	2,327,400	2,108,668
Lite-On Technology	832,910	1,901,553
Wistron	1,826,500	2,058,703
		6,068,924
Materials — 2.1%
Asia Cement	1,050,000	1,668,584

TOTAL TAIWAN		7,737,508

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
TURKEY— 3.5%
Consumer Staples — 1.5%
BIM Birlesik Magazalar	230,719	$1,209,875

Materials — 2.0%
Eregli Demir ve Celik Fabrikalari	779,149	1,584,375

TOTAL TURKEY		2,794,250

UNITED ARAB EMIRATES— 2.6%
Real Estate — 2.6%
Aldar Properties PJSC	1,879,924	2,113,798
TOTAL COMMON STOCK
(Cost $76,543,526)		76,933,575

PREFERRED STOCK — 4.3%
BRAZIL— 2.4%
Utilities — 2.4%
Cia Energetica de Minas Gerais (A)	770,129	1,904,293

TOTAL BRAZIL		1,904,293

RUSSIA— 1.9%
Energy — 1.9%
Surgutneftegas PJSC (A)	3,166,303	1,526,148
TOTAL RUSSIA		1,526,148
TOTAL PREFERRED STOCK
(Cost $3,627,370)		3,430,441
TOTAL INVESTMENTS — 100.1%
(Cost $80,170,896)		$80,364,016
Percentages are based on Net Assets of $80,284,516.

(A)	There is currently no stated interest rate.

Schedule of Investments (Unaudited)	January 31, 2022

Global X MSCI SuperDividend® Emerging Markets ETF

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$63,780,399	$13,153,176	$—	$76,933,575
Preferred Stock	3,430,441	—	—	3,430,441
Total Investments in Securities	$67,210,840	$13,153,176	$—	$80,364,016

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA — 6.7%
Real Estate — 6.7%
Charter Hall Long Wale ‡	3,868,437	$13,136,905
Dexus ‡	1,944,425	14,041,890

TOTAL AUSTRALIA		27,178,795

CANADA — 11.5%
Real Estate — 11.5%
H&R Real Estate Investment Trust ‡	1,252,369	12,722,604
NorthWest Healthcare Properties Real Estate Investment Trust ‡ (A)	1,293,035	13,603,403
Primaris ‡	317,604	3,538,645
SmartCentres Real Estate Investment Trust ‡	711,827	17,205,191

TOTAL CANADA		47,069,843

MEXICO — 2.9%
Real Estate — 2.9%
Fibra Uno Administracion ‡	11,356,737	11,659,781

SINGAPORE — 5.7%
Real Estate — 5.7%
Ascendas Real Estate Investment Trust ‡	5,689,452	11,613,274
CapitaLand China Trust ‡	13,547,905	11,823,043

TOTAL SINGAPORE		23,436,317

UNITED STATES — 72.7%
Financials — 38.2%
AGNC Investment ‡	847,413	12,617,980
Annaly Capital Management ‡	1,584,726	12,519,335
Apollo Commercial Real Estate Finance ‡	1,048,375	14,310,319
Arbor Realty Trust ‡	888,057	15,549,878
ARMOUR Residential ‡	1,139,158	10,685,302
Broadmark Realty Capital ‡	1,232,775	11,563,429
Chimera Investment ‡	1,173,809	17,020,230
Dynex Capital ‡ (A)	727,966	11,705,693

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Invesco Mortgage Capital ‡	4,934,639	$13,224,833
Orchid Island Capital, Cl A ‡	2,497,009	10,062,946
PennyMac Mortgage Investment Trust ‡	764,563	13,624,513
Two Harbors Investment ‡	2,201,886	12,660,845
		155,545,303
Real Estate — 34.5%
Gaming and Leisure Properties ‡	309,899	14,001,237
Global Net Lease ‡	794,496	11,393,073
Industrial Logistics Properties Trust ‡	636,310	14,590,588
Iron Mountain ‡	404,968	18,596,130
LTC Properties ‡	334,832	12,077,390
Medical Properties Trust ‡	593,633	13,511,087
MGM Growth Properties, Cl A ‡	418,467	16,269,997
National Health Investors ‡	200,942	11,620,476
Physicians Realty Trust ‡	736,591	13,450,152
WP Carey ‡	196,000	15,209,600
		140,719,730

TOTAL UNITED STATES		296,265,033

TOTAL COMMON STOCK
(Cost $400,506,005)		405,609,769

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,509,177)	2,509,177	2,509,177

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperDividend® REIT ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.6%
BNP Paribas
0.030%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $2,316,435 (collateralized by various U.S. Treasury Obligations, ranging in par value $86,726 - $310,668, 1.130%, 02/28/25, with a total market value of $2,356,013)
(Cost $2,316,433)	$2,316,433	$2,316,433

TOTAL INVESTMENTS — 100.7%
(Cost $405,331,615)		$410,435,379

Percentages are based on Net Assets of $407,490,489.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $4,643,767.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $4,825,610.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$405,609,769	$—	$—	$405,609,769
Short-Term Investment	2,509,177	—	—	2,509,177
Repurchase Agreement	—	2,316,433	—	2,316,433
Total Investments in Securities	$408,118,946	$2,316,433	$—	$410,435,379

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 102.7% (A)
ARGENTINA — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	23,444	$26,540,015

CHINA — 1.5%
Communication Services — 0.5%
Baidu ADR *	114,694	18,321,220
NetEase ADR	129,192	13,353,285
		31,674,505
Consumer Discretionary — 0.6%
JD.com ADR *	348,592	26,102,569
Pinduoduo ADR *	193,055	11,552,411
		37,654,980
Information Technology — 0.4%
NXP Semiconductors	123,746	25,422,378

TOTAL CHINA		94,751,863

NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	36,626	24,803,127

UNITED STATES — 100.4%
Communication Services — 18.6%
Activision Blizzard	364,102	28,767,699
Alphabet, Cl A *	85,041	230,126,899
Alphabet, Cl C *	89,687	243,407,827
Charter Communications, Cl A *	84,204	49,961,601
Comcast, Cl A	2,134,703	106,713,803
Electronic Arts	130,379	17,296,078
Match Group *	130,698	14,729,665
Meta Platforms, Cl A *	999,707	313,168,215
Netflix *	207,587	88,668,711
Sirius XM Holdings	1,863,817	11,853,876

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US *	584,910	$63,269,715
		1,167,964,089
Consumer Discretionary — 15.2%
Airbnb, Cl A *	160,345	24,688,320
Amazon.com *	143,309	428,704,574
Booking Holdings *	19,544	48,002,605
Dollar Tree *	102,711	13,477,737
eBay	291,649	17,519,355
Lucid Group *	767,030	22,543,012
Lululemon Athletica *	58,702	19,592,379
Marriott International, Cl A *	152,305	24,539,382
O'Reilly Automotive *	31,330	20,419,327
Ross Stores	163,750	16,006,562
Starbucks	549,583	54,035,001
Tesla *	283,066	265,153,584
		954,681,838
Consumer Staples — 5.5%
Costco Wholesale	207,043	104,583,631
Keurig Dr Pepper	663,473	25,178,800
Kraft Heinz	573,101	20,517,016
Mondelez International, Cl A	649,298	43,522,445
Monster Beverage *	246,572	21,382,724
PepsiCo	647,135	112,290,865
Walgreens Boots Alliance	403,167	20,061,590
		347,537,071
Health Care — 5.5%
Align Technology *	35,791	17,715,113
Amgen	264,120	59,992,217
Biogen *	67,322	15,214,772
Dexcom *	42,835	18,439,611
Gilead Sciences	583,709	40,089,134
IDEXX Laboratories *	38,100	19,328,130

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	70,978	$24,758,546
Intuitive Surgical *	167,807	47,687,393
Moderna *	189,915	32,158,307
Regeneron Pharmaceuticals *	48,766	29,678,500
Seagen *	86,221	11,597,587
Vertex Pharmaceuticals *	119,427	29,026,732
		345,686,042
Industrials — 3.1%
Cintas	50,395	19,731,154
Copart *	112,761	14,574,359
CSX	1,034,406	35,397,373
Fastenal	269,893	15,297,535
Honeywell International	322,777	66,001,441
Old Dominion Freight Line	54,209	16,367,324
PACCAR	160,300	14,906,297
Verisk Analytics, Cl A	73,027	14,322,786
		196,598,269
Information Technology — 51.4%
Adobe *	222,508	118,886,024
Advanced Micro Devices *	565,952	64,660,016
Analog Devices	249,372	40,889,527
ANSYS *	39,133	13,305,611
Apple	4,628,591	808,985,135
Applied Materials	423,059	58,458,293
Atlassian, Cl A *	64,821	21,024,043
Autodesk *	100,762	25,169,340
Automatic Data Processing	194,977	40,198,408
Broadcom	192,455	112,755,535
Cadence Design Systems *	128,192	19,503,131
Cisco Systems	1,974,787	109,936,392
Cognizant Technology Solutions, Cl A	245,139	20,939,773
Crowdstrike Holdings, Cl A *	95,419	17,236,488

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Datadog, Cl A *	120,460	$17,600,411
DocuSign, Cl A *	91,689	11,531,726
Fiserv *	307,422	32,494,505
Fortinet *	75,663	22,490,070
Intel	1,904,664	92,985,696
Intuit	132,329	73,473,031
KLA	69,154	26,919,578
Lam Research	64,854	38,258,672
Marvell Technology	386,114	27,568,540
Microchip Technology	258,517	20,029,897
Micron Technology	520,795	42,845,805
Microsoft	2,118,179	658,711,305
NVIDIA	992,922	243,126,881
Okta, Cl A *	67,771	13,411,203
Palo Alto Networks *	48,225	24,951,615
Paychex	167,696	19,747,881
PayPal Holdings *	550,115	94,586,773
QUALCOMM	524,279	92,147,277
Skyworks Solutions	79,361	11,627,974
Splunk *	72,675	9,005,886
Synopsys *	69,523	21,586,891
Texas Instruments	432,337	77,600,168
VeriSign *	53,253	11,565,487
Workday, Cl A *	90,321	22,852,116
Xilinx	116,894	22,624,834
Zoom Video Communications, Cl A *	114,676	17,692,213
Zscaler *	64,714	16,638,617
		3,236,022,768
Utilities — 1.1%
American Electric Power	236,716	21,399,126
Exelon	456,807	26,471,966

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	250,234	$17,431,301
		65,302,393

TOTAL UNITED STATES		6,313,792,470
TOTAL COMMON STOCK
(Cost $5,446,087,940)		6,459,887,475
TOTAL INVESTMENTS — 102.7%
(Cost $5,446,087,940)		$6,459,887,475

WRITTEN OPTION— (2.9)%(1)
UNITED STATES— (2.9)%
(Premiums Received $(170,340,620))	(4,326)	$(179,355,960)

Percentages are based on Net Assets of $6,291,294,829.

A list of the exchange traded option contracts held by the Fund at January 31, 2022, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.9)%
Call Options
Nasdaq 100 index*	(4,326)	$(170,340,620)	$14,800.00	02/18/22	$(179,355,960)

*	Non-income producing security.
+	Notional amount for all options totals $(6,458,740,712).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written option contracts. The aggregate market value of collateral at January 31, 2022 was $6,459,887,475.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,459,887,475	$—	$—	$6,459,887,475
Total Investments in Securities	$6,459,887,475	$—	$—	$6,459,887,475

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(179,355,960)	$—	$—	$(179,355,960)
Total Other Financial Instruments	$(179,355,960)	$—	$—	$(179,355,960)

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 102.1%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	7,707	$1,583,326

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	13,657	4,352,213

UNITED STATES — 101.5%
Communication Services — 10.3%
Activision Blizzard	20,780	1,641,828
Alphabet, Cl A *	8,133	22,008,467
Alphabet, Cl C *	7,544	20,474,190
AT&T	194,186	4,951,743
Charter Communications, Cl A *	3,502	2,077,877
Comcast, Cl A	123,410	6,169,266
Discovery, Cl A *	4,460	124,479
Discovery, Cl C *	8,096	221,426
DISH Network, Cl A *	6,771	212,609
Electronic Arts	7,519	997,470
Fox, Cl A	8,883	360,739
Fox, Cl B	4,445	165,265
Interpublic Group	9,907	352,095
Live Nation Entertainment *	3,483	381,423
Lumen Technologies	26,937	332,941
Match Group *	7,624	859,225
Meta Platforms, Cl A *	63,414	19,865,070
Netflix *	12,060	5,151,308
News, Cl A	11,119	247,287
News, Cl B	4,213	93,697
Omnicom Group	6,178	465,574
Take-Two Interactive Software *	2,725	445,101
T-Mobile US *	15,268	1,651,540
Twitter *	20,404	765,354
Verizon Communications	110,137	5,862,592

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
ViacomCBS, Cl B	16,713	$559,050
Walt Disney *	48,188	6,889,438
		103,327,054
Consumer Discretionary — 12.3%
Advance Auto Parts	1,735	401,670
Amazon.com *	11,769	35,206,610
Aptiv *	6,764	923,827
AutoZone *	611	1,213,660
Bath & Body Works	6,873	385,369
Best Buy	5,841	579,894
Booking Holdings *	1,175	2,885,953
BorgWarner	6,155	269,897
Caesars Entertainment *	6,031	459,200
CarMax *	4,255	473,028
Carnival *	21,849	432,829
Chipotle Mexican Grill, Cl A *	823	1,222,632
Darden Restaurants	3,485	487,447
Dollar General	6,087	1,269,018
Dollar Tree *	6,011	788,763
Domino's Pizza	881	400,547
DR Horton	8,601	767,381
eBay	16,590	996,561
Etsy *	3,600	565,488
Expedia Group *	4,062	744,524
Ford Motor	101,910	2,068,773
Gap	6,526	117,925
Garmin	4,224	525,550
General Motors *	38,559	2,033,216
Genuine Parts	3,723	496,015
Hasbro	3,423	316,559
Hilton Worldwide Holdings *	7,416	1,076,136
Home Depot	28,712	10,536,730
Las Vegas Sands *	9,381	410,888

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lennar, Cl A	7,312	$702,756
LKQ	6,543	359,145
Lowe's	18,367	4,359,407
Marriott International, Cl A *	7,134	1,149,430
McDonald's	20,395	5,291,483
MGM Resorts International	10,035	428,695
Mohawk Industries *	1,536	242,488
Newell Brands	11,071	256,958
NIKE, Cl B	33,908	5,020,758
Norwegian Cruise Line Holdings *	9,813	204,405
NVR *	108	575,340
O'Reilly Automotive *	1,843	1,201,175
Penn National Gaming *	4,067	185,496
Pool	1,296	617,220
PulteGroup	7,049	371,412
PVH	1,956	185,840
Ralph Lauren, Cl A	1,698	188,206
Ross Stores	9,433	922,076
Royal Caribbean Cruises *	6,106	475,108
Starbucks	32,233	3,169,149
Tapestry	8,002	303,676
Target	13,636	3,005,783
Tesla *	22,007	20,614,397
TJX	31,408	2,260,434
Tractor Supply	2,659	580,486
Ulta Beauty *	1,562	568,162
Under Armour, Cl A *	5,767	108,593
Under Armour, Cl C *	6,369	101,840
VF	8,341	543,917
Whirlpool	1,874	393,896
Wynn Resorts *	2,289	195,595
Yum! Brands	7,723	966,688
		123,606,104

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 6.2%
Altria Group	48,022	$2,443,359
Archer-Daniels-Midland	14,285	1,071,375
Brown-Forman, Cl B	4,604	310,448
Campbell Soup	6,053	267,058
Church & Dwight	6,358	652,649
Clorox	3,359	563,842
Coca-Cola	103,469	6,312,644
Colgate-Palmolive	21,943	1,809,200
Conagra Brands	12,893	448,161
Constellation Brands, Cl A	4,226	1,004,732
Costco Wholesale	11,706	5,913,052
Estee Lauder, Cl A	6,030	1,880,094
General Mills	15,724	1,079,924
Hershey	3,792	747,289
Hormel Foods	8,341	395,947
J M Smucker	2,619	368,179
Kellogg	6,775	426,825
Kimberly-Clark	8,633	1,188,332
Kraft Heinz	17,363	621,595
Kroger	17,666	770,061
Lamb Weston Holdings	4,178	268,269
McCormick	6,561	658,134
Molson Coors Beverage, Cl B	4,359	207,750
Mondelez International, Cl A	36,308	2,433,725
Monster Beverage *	9,746	845,173
PepsiCo	36,855	6,395,080
Philip Morris International	42,459	4,366,908
Procter & Gamble	65,784	10,555,043
Sysco	13,411	1,048,070
Tyson Foods, Cl A	7,869	715,213
Walgreens Boots Alliance	19,327	961,712
Walmart	38,473	5,378,910
		62,108,753

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — 3.4%
APA	9,999	$332,067
Baker Hughes, Cl A	21,734	596,381
Chevron	52,210	6,856,739
ConocoPhillips	35,368	3,134,312
Coterra Energy	20,844	456,484
Devon Energy	15,869	802,495
Diamondback Energy	4,585	578,444
EOG Resources	15,173	1,691,486
Exxon Mobil	112,731	8,563,047
Halliburton	22,716	698,290
Hess	7,835	723,092
Kinder Morgan	49,996	867,931
Marathon Oil	19,557	380,775
Marathon Petroleum	17,002	1,219,893
Occidental Petroleum	23,361	880,009
ONEOK	11,560	701,461
Phillips 66	11,445	970,421
Pioneer Natural Resources	5,985	1,310,057
Schlumberger	36,068	1,409,177
Valero Energy	10,656	884,128
Williams	33,026	988,798
		34,045,487
Financials — 11.5%
Aflac	15,898	998,712
Allstate	7,708	930,124
American Express	16,579	2,981,236
American International Group	22,085	1,275,409
Ameriprise Financial	3,372	1,026,133
Aon, Cl A	5,906	1,632,655
Arthur J Gallagher	5,506	869,618
Assurant	1,581	241,118
Bank of America	192,221	8,869,077
Bank of New York Mellon	20,376	1,207,482

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Berkshire Hathaway, Cl B *	49,612	$15,529,548
BlackRock, Cl A	3,814	3,138,693
Brown & Brown	5,677	376,272
Capital One Financial	11,388	1,670,961
Cboe Global Markets	2,372	281,153
Charles Schwab	41,107	3,605,084
Chubb	11,592	2,286,870
Cincinnati Financial	4,242	499,835
Citigroup	52,717	3,432,931
Citizens Financial Group	10,613	546,251
CME Group, Cl A	9,537	2,188,741
Comerica	3,982	369,450
Discover Financial Services	7,782	900,766
Everest Re Group	1,262	357,651
FactSet Research Systems	920	388,139
Fifth Third Bancorp	17,778	793,432
First Republic Bank	4,389	761,887
Franklin Resources	7,144	228,394
Globe Life	2,176	222,605
Goldman Sachs Group	8,951	3,174,741
Hartford Financial Services Group	8,600	618,082
Huntington Bancshares	39,911	601,060
Intercontinental Exchange	14,473	1,833,150
Invesco	8,903	201,742
JPMorgan Chase	80,262	11,926,933
KeyCorp	24,194	606,302
Lincoln National	4,263	298,325
Loews	5,198	310,113
M&T Bank	3,464	586,732
MarketAxess Holdings	1,319	454,369
Marsh & McLennan	13,236	2,033,579
MetLife	18,588	1,246,511
Moody's	4,149	1,423,107

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Morgan Stanley	38,130	$3,909,850
MSCI, Cl A	2,135	1,144,616
Nasdaq	3,254	583,149
Northern Trust	5,504	641,987
People's United Financial	12,477	241,804
PNC Financial Services Group	11,964	2,464,464
Principal Financial Group	6,391	466,926
Progressive	15,207	1,652,393
Prudential Financial	10,430	1,163,675
Raymond James Financial	4,474	473,662
Regions Financial	24,168	554,414
S&P Global	6,316	2,622,530
Signature Bank	1,851	563,870
State Street	9,863	932,054
SVB Financial Group *	1,652	964,603
Synchrony Financial	15,237	648,944
T Rowe Price Group	5,908	912,372
Travelers	6,466	1,074,520
Truist Financial	34,552	2,170,557
US Bancorp	35,507	2,066,152
W R Berkley	4,000	338,000
Wells Fargo	106,255	5,716,519
Willis Towers Watson	3,501	819,094
Zions Bancorp	4,553	308,784
		115,359,912
Health Care — 13.4%
Abbott Laboratories	47,839	6,097,559
AbbVie	47,124	6,450,804
ABIOMED *	1,378	407,709
Agilent Technologies	7,897	1,100,210
Align Technology *	1,930	955,273
AmerisourceBergen, Cl A	4,174	568,499
Amgen	15,635	3,551,334

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Anthem	6,342	$2,796,759
Baxter International	12,685	1,083,806
Becton Dickinson	7,621	1,936,801
Biogen *	3,885	878,010
Bio-Rad Laboratories, Cl A *	766	459,393
Bio-Techne	1,328	499,872
Boston Scientific *	37,611	1,613,512
Bristol-Myers Squibb	60,816	3,946,350
Cardinal Health	8,433	434,890
Catalent *	4,219	438,481
Centene *	15,130	1,176,509
Cerner	7,635	696,312
Charles River Laboratories International *	1,477	487,056
Cigna	8,609	1,984,030
Cooper	1,458	580,721
CVS Health	36,107	3,845,757
Danaher	17,162	4,904,728
DaVita *	2,168	234,946
DENTSPLY SIRONA	6,276	335,264
Dexcom *	2,555	1,099,876
Edwards Lifesciences *	16,158	1,764,454
Eli Lilly	21,056	5,166,932
Gilead Sciences	32,487	2,231,207
HCA Healthcare	6,316	1,516,156
Henry Schein *	3,572	268,972
Hologic *	6,932	486,904
Humana	3,521	1,381,992
IDEXX Laboratories *	2,145	1,088,158
Illumina *	4,250	1,482,485
Incyte *	5,046	375,069
Intuitive Surgical *	9,514	2,703,689
IQVIA Holdings *	5,595	1,370,215
Johnson & Johnson	71,454	12,310,810

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Laboratory Corp of America Holdings *	2,256	$612,188
McKesson	4,191	1,075,914
Medtronic	36,714	3,799,532
Merck	68,673	5,595,476
Mettler-Toledo International *	683	1,005,840
Moderna *	9,649	1,633,865
Organon	6,488	207,032
PerkinElmer	3,737	643,399
Pfizer	153,078	8,065,680
Quest Diagnostics	3,336	450,427
Regeneron Pharmaceuticals *	2,737	1,665,711
ResMed	3,819	873,023
STERIS	2,384	534,970
Stryker	9,464	2,347,545
Teleflex	1,402	434,886
Thermo Fisher Scientific	10,447	6,072,841
UnitedHealth Group	25,554	12,076,054
Universal Health Services, Cl B	2,201	286,262
Vertex Pharmaceuticals *	6,841	1,662,705
Viatris, Cl W *	30,535	457,109
Waters *	1,773	567,573
West Pharmaceutical Services	1,928	758,128
Zimmer Biomet Holdings	5,521	679,193
Zoetis, Cl A	12,977	2,592,675
		134,809,532
Industrials — 8.0%
3M	15,792	2,621,788
Alaska Air Group *	3,879	212,336
Allegion	2,170	266,324
American Airlines Group *	17,604	289,938
AMETEK	5,954	814,329
AO Smith	4,019	307,132
Boeing *	15,172	3,038,041

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Carrier Global	22,333	$1,064,837
Caterpillar	14,323	2,886,944
CH Robinson Worldwide	3,460	362,089
Cintas	2,161	846,096
Copart *	5,616	725,868
CSX	59,468	2,034,995
Cummins	3,848	849,946
Deere	7,575	2,851,230
Delta Air Lines *	17,176	681,715
Dover	3,763	639,371
Eaton	10,521	1,666,842
Emerson Electric	16,175	1,487,291
Equifax	3,378	809,909
Expeditors International of Washington	4,260	487,685
Fastenal	14,606	827,868
FedEx	6,356	1,562,686
Fortive	10,011	706,176
Fortune Brands Home & Security	3,594	338,447
Generac Holdings *	1,795	506,872
General Dynamics	6,072	1,287,871
General Electric	30,712	2,901,670
Honeywell International	19,072	3,899,843
Howmet Aerospace	10,739	333,876
Huntington Ingalls Industries	1,436	268,819
IDEX	2,084	448,977
IHS Markit	10,335	1,207,025
Illinois Tool Works	7,608	1,779,663
Ingersoll Rand	10,683	600,491
Jacobs Engineering Group	3,488	454,068
JB Hunt Transport Services	2,121	408,377
Johnson Controls International	18,343	1,332,986
L3Harris Technologies	5,420	1,134,352
Leidos Holdings	4,079	364,867

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin	6,902	$2,685,775
Masco	6,842	433,304
Nielsen Holdings	10,816	203,990
Norfolk Southern	6,418	1,745,632
Northrop Grumman	3,928	1,452,967
Old Dominion Freight Line	2,700	815,211
Otis Worldwide	11,020	941,439
PACCAR	8,688	807,897
Parker-Hannifin	3,521	1,091,545
Pentair	4,499	286,586
Quanta Services	4,021	413,037
Raytheon Technologies	41,589	3,750,912
Republic Services, Cl A	5,551	708,641
Robert Half International	2,799	317,015
Rockwell Automation	3,245	938,519
Rollins	6,488	200,155
Roper Technologies	2,884	1,260,769
Snap-On	1,515	315,499
Southwest Airlines *	15,985	715,489
Stanley Black & Decker	4,235	739,643
Textron	6,180	420,611
Trane Technologies	6,104	1,056,602
TransDigm Group *	1,530	942,771
Union Pacific	17,732	4,336,361
United Airlines Holdings *	8,219	352,431
United Parcel Service, Cl B	19,387	3,920,245
United Rentals *	1,892	605,667
Verisk Analytics, Cl A	4,250	833,553
Waste Management	10,178	1,531,178
Westinghouse Air Brake Technologies	4,939	439,077
WW Grainger	1,360	673,350
Xylem	4,571	480,046
		80,725,557

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 29.1%
Accenture, Cl A	16,744	$5,920,344
Adobe *	12,599	6,731,646
Advanced Micro Devices *	33,010	3,771,393
Akamai Technologies *	4,259	487,868
Amphenol, Cl A	16,074	1,279,330
Analog Devices	14,028	2,300,171
ANSYS *	2,161	734,762
Apple	419,643	73,345,204
Applied Materials	23,932	3,306,924
Arista Networks *	5,809	722,117
Autodesk *	5,801	1,449,032
Automatic Data Processing	11,487	2,368,275
Broadcom	11,263	6,598,766
Broadridge Financial Solutions	3,044	484,666
Cadence Design Systems *	7,632	1,161,133
CDW	3,732	705,535
Ceridian HCM Holding *	3,562	270,071
Cisco Systems	112,062	6,238,492
Citrix Systems	3,419	348,533
Cognizant Technology Solutions, Cl A	13,694	1,169,742
Corning	19,762	830,794
DXC Technology *	7,059	212,335
Enphase Energy *	3,615	507,799
EPAM Systems *	1,582	753,253
F5 *	1,845	383,059
Fidelity National Information Services	16,244	1,947,980
Fiserv *	15,619	1,650,928
FleetCor Technologies *	2,082	496,057
Fortinet *	3,645	1,083,440
Gartner *	2,192	644,207
Global Payments	7,687	1,152,128
Hewlett Packard Enterprise	35,898	586,214
HP	30,671	1,126,546

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	108,221	$5,283,349
International Business Machines	24,807	3,313,471
Intuit	7,685	4,266,943
IPG Photonics *	586	90,519
Jack Henry & Associates	2,095	351,562
Juniper Networks	9,256	322,294
Keysight Technologies *	4,582	773,533
KLA	3,978	1,548,516
Kyndryl Holdings *	0	3
Lam Research	3,797	2,239,926
Mastercard, Cl A	23,629	9,129,773
Microchip Technology	14,119	1,093,940
Micron Technology	29,027	2,388,051
Microsoft	202,202	62,880,778
Monolithic Power Systems	1,354	545,567
Motorola Solutions	4,205	975,308
NetApp	5,751	497,519
NortonLifeLock	14,701	382,373
NVIDIA	67,710	16,579,471
Oracle	42,797	3,473,405
Paychex	8,234	969,636
Paycom Software *	1,441	483,167
PayPal Holdings *	31,224	5,368,655
PTC *	3,071	357,034
Qorvo *	2,655	364,478
QUALCOMM	30,242	5,315,334
salesforce.com *	26,179	6,090,021
Seagate Technology Holdings	5,714	612,255
ServiceNow *	5,412	3,170,241
Skyworks Solutions	4,137	606,153
SolarEdge Technologies *	1,684	401,162
Synopsys *	3,968	1,232,064
TE Connectivity	8,547	1,222,306

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teledyne Technologies *	1,411	$594,638
Teradyne	4,229	496,611
Texas Instruments	25,138	4,512,020
Trimble *	6,452	465,576
Tyler Technologies *	1,309	620,204
VeriSign *	2,290	497,342
Visa, Cl A	45,644	10,323,303
Western Digital *	8,484	438,962
Xilinx	6,419	1,242,397
Zebra Technologies, Cl A *	1,548	788,118
		293,076,722
Materials — 2.1%
Air Products & Chemicals	5,823	1,642,785
Albemarle	3,091	682,307
Amcor	43,298	520,009
Avery Dennison	2,158	443,296
Ball	8,675	842,342
Celanese, Cl A	2,505	390,054
CF Industries Holdings	6,080	418,730
Corteva	18,678	898,038
Dow	19,464	1,162,585
DuPont de Nemours	13,641	1,044,901
Eastman Chemical	3,561	423,510
Ecolab	6,409	1,214,185
FMC	3,416	377,024
Freeport-McMoRan	38,057	1,416,481
International Flavors & Fragrances	6,447	850,488
International Paper	10,728	517,626
LyondellBasell Industries, Cl A	6,516	630,293
Martin Marietta Materials	1,772	689,521
Mosaic	9,516	380,164
Newmont	20,470	1,252,150
Nucor	7,671	777,839

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Packaging Corp of America	2,178	$328,072
PPG Industries	6,372	995,306
Sealed Air	4,350	295,452
Sherwin-Williams	6,307	1,807,019
Vulcan Materials	3,558	677,123
Westrock	7,433	343,107
		21,020,407
Real Estate — 2.7%
Alexandria Real Estate Equities ‡	3,675	716,037
American Tower, Cl A ‡	11,923	2,998,634
AvalonBay Communities ‡	3,704	904,628
Boston Properties ‡	4,079	457,174
CBRE Group, Cl A *	8,931	905,068
Crown Castle International ‡	11,466	2,092,660
Digital Realty Trust ‡	7,504	1,119,822
Duke Realty ‡	10,548	609,463
Equinix ‡	2,458	1,781,804
Equity Residential ‡	8,519	755,891
Essex Property Trust ‡	1,850	615,125
Extra Space Storage ‡	3,582	709,917
Federal Realty Investment Trust ‡	1,770	225,657
Healthpeak Properties ‡	14,415	509,859
Host Hotels & Resorts ‡ *	19,698	341,563
Iron Mountain ‡	7,404	339,992
Kimco Realty ‡	15,245	369,844
Mid-America Apartment Communities ‡	2,937	607,019
Orion Office ‡ *	1	10
ProLogis ‡	20,464	3,209,164
Public Storage ‡	3,963	1,420,854
Realty Income ‡	14,143	981,666
Regency Centers ‡	4,445	318,929
SBA Communications, Cl A ‡	2,854	928,806
Simon Property Group ‡	8,373	1,232,506

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
UDR ‡	7,257	$412,488
Ventas ‡	10,419	552,415
Vornado Realty Trust ‡	4,284	175,687
Welltower ‡	10,996	952,583
Weyerhaeuser ‡	19,412	784,827
		27,030,092
Utilities — 2.5%
AES	18,415	408,445
Alliant Energy	6,419	384,241
Ameren	6,448	572,196
American Electric Power	12,701	1,148,170
American Water Works	4,572	735,178
Atmos Energy	3,442	369,051
CenterPoint Energy	16,251	460,878
CMS Energy	7,481	481,627
Consolidated Edison	9,304	804,331
Dominion Energy	20,757	1,674,260
DTE Energy	4,701	566,141
Duke Energy	20,187	2,120,846
Edison International	9,763	613,019
Entergy	5,815	649,943
Evergy	6,365	413,470
Eversource Energy	8,568	766,750
Exelon	25,330	1,467,874
FirstEnergy	13,840	580,726
NextEra Energy	53,231	4,158,406
NiSource	10,894	317,887
NRG Energy	6,339	253,116
Pinnacle West Capital	3,029	210,849
PPL	19,648	583,153
Public Service Enterprise Group	13,068	869,414
Sempra Energy	8,188	1,131,254
Southern	27,462	1,908,334

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	8,337	$809,023
Xcel Energy	13,887	967,368
		25,425,950

TOTAL UNITED STATES		1,020,535,570
TOTAL COMMON STOCK
(Cost $957,034,500)		1,026,471,109
TOTAL INVESTMENTS — 102.1%
(Cost $957,034,500)		$1,026,471,109

WRITTEN OPTION— (2.3)%(1)
UNITED STATES— (2.3)%
(Premiums Received $(20,692,827))	(2,273)	$(23,014,125)

Percentages are based on Net Assets of $1,005,349,244.

A list of the exchange traded option contracts held by the Fund at January 31, 2022, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.3)%
Call Options
S&P 500 Index*	(2,273)	$(20,692,827)	$4,480.00	02/18/22	$(23,014,125)

*	Non-income producing security.
+	Notional amount for all options totals $(1,026,384,515).
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written option contracts. The aggregate market value of collateral at January 31, 2022 was $1,026,471,109.

Cl — Class
S&P — Standard & Poor's

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,026,471,109	$—	$—	$1,026,471,109
Total Investments in Securities	$1,026,471,109	$—	$—	$1,026,471,109

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(23,014,125)	$—	$—	$(23,014,125)
Total Other Financial Instruments	$(23,014,125)	$—	$—	$(23,014,125)

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Russell 2000 Covered Call ETF

	Shares/Number of Contracts	Value
EXCHANGE TRADED FUND — 102.0%‡(A)
Vanguard Russell 2000 ETF	11,646,328	$943,701,958
TOTAL INVESTMENTS — 102.0%
(Cost $1,024,730,499)		$943,701,958

WRITTEN OPTION— (2.2)%(1)
UNITED STATES— (2.2)%
(Premiums Received $(27,714,202))	(4,654)	$(20,801,430)

Percentages are based on Net Assets of $924,816,045.

A list of the exchange traded option contracts held by the Fund at January 31, 2022, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.2)%
Call Options
Russell 2000 Index*	(4,654)	$(27,714,202)	$2,040.00	02/18/22	$(20,801,430)

+	Notional amount for all options totals $(944,041,896).
‡	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written option contracts. The aggregate market value of collateral at January 31, 2022 was $943,701,958.

ETF — Exchange Traded Fund

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$943,701,958	$—	$—	$943,701,958
Total Investments in Securities	$943,701,958	$—	$—	$943,701,958

Schedule of Investments (Unaudited)	January 31, 2022

Global X Russell 2000 Covered Call ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(20,801,430)	$—	$—	$(20,801,430)
Total Other Financial Instruments	$(20,801,430)	$—	$—	$(20,801,430)

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 101.3%(A)
ARGENTINA — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	206	$233,204

CHINA — 1.5%
Communication Services — 0.5%
Baidu ADR *	958	153,031
NetEase ADR	1,033	106,771
		259,802
Consumer Discretionary — 0.6%
JD.com ADR *	3,075	230,256
Pinduoduo ADR *	1,707	102,147
		332,403
Information Technology — 0.4%
NXP Semiconductors	1,095	224,957

TOTAL CHINA		817,162

NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	310	209,932

UNITED STATES — 99.0%
Communication Services — 18.2%
Activision Blizzard	3,154	249,198
Alphabet, Cl A *	718	1,942,958
Alphabet, Cl C *	757	2,054,475
Charter Communications, Cl A *	703	417,118
Comcast, Cl A	17,990	899,320
Electronic Arts	1,130	149,906
Match Group *	1,050	118,335
Meta Platforms, Cl A *	8,457	2,649,240
Netflix *	1,747	746,214
Sirius XM Holdings	16,626	105,741

Schedule of Investments (Unaudited)	January 31, 2022

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US *	4,906	$530,682
		9,863,187
Consumer Discretionary — 14.9%
Airbnb, Cl A *	1,430	220,177
Amazon.com *	1,213	3,628,653
Booking Holdings *	161	395,437
Dollar Tree *	919	120,591
eBay	2,523	151,557
Lucid Group *	6,399	188,067
Lululemon Athletica *	471	157,201
Marriott International, Cl A *	1,304	210,100
O'Reilly Automotive *	257	167,500
Ross Stores	1,456	142,324
Starbucks	4,600	452,272
Tesla *	2,396	2,244,381
		8,078,260
Consumer Staples — 5.5%
Costco Wholesale	1,745	881,452
Keurig Dr Pepper	5,835	221,438
Kraft Heinz	4,971	177,962
Mondelez International, Cl A	5,459	365,917
Monster Beverage *	2,175	188,616
PepsiCo	5,457	946,898
Walgreens Boots Alliance	3,501	174,210
		2,956,493
Health Care — 5.4%
Align Technology *	320	158,387
Amgen	2,211	502,206
Biogen *	586	132,436
Dexcom *	396	170,470
Gilead Sciences	4,901	336,601
IDEXX Laboratories *	322	163,351

Schedule of Investments (Unaudited)	January 31, 2022

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	604	$210,687
Intuitive Surgical *	1,387	394,158
Moderna *	1,566	265,171
Regeneron Pharmaceuticals *	430	261,694
Seagen *	734	98,730
Vertex Pharmaceuticals *	989	240,376
		2,934,267
Industrials — 3.1%
Cintas	421	164,834
Copart *	942	121,754
CSX	8,648	295,935
Fastenal	2,338	132,518
Honeywell International	2,707	553,527
Old Dominion Freight Line	437	131,943
PACCAR	1,430	132,976
Verisk Analytics, Cl A	594	116,501
		1,649,988
Information Technology — 50.8%
Adobe *	1,876	1,002,347
Advanced Micro Devices *	4,748	542,459
Analog Devices	2,102	344,665
ANSYS *	359	122,064
Apple	39,207	6,852,599
Applied Materials	3,547	490,124
Atlassian, Cl A *	576	186,820
Autodesk *	906	226,310
Automatic Data Processing	1,648	339,768
Broadcom	1,624	951,469
Cadence Design Systems *	1,116	169,788
Cisco Systems	16,643	926,516
Cognizant Technology Solutions, Cl A	2,110	180,236
Crowdstrike Holdings, Cl A *	847	153,002

Schedule of Investments (Unaudited)	January 31, 2022

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Datadog, Cl A *	1,062	$155,169
DocuSign, Cl A *	718	90,303
Fiserv *	2,570	271,649
Fortinet *	623	185,181
Intel	16,039	783,024
Intuit	1,113	617,971
KLA	618	240,569
Lam Research	550	324,456
Marvell Technology	3,151	224,981
Microchip Technology	2,214	171,541
Micron Technology	4,375	359,931
Microsoft	17,940	5,578,981
NVIDIA	8,394	2,055,355
Okta, Cl A *	603	119,328
Palo Alto Networks *	403	208,512
Paychex	1,483	174,638
PayPal Holdings *	4,629	795,910
QUALCOMM	4,412	775,453
Skyworks Solutions	696	101,978
Splunk *	677	83,894
Synopsys *	622	193,131
Texas Instruments	3,635	652,446
VeriSign *	450	97,731
Workday, Cl A *	790	199,878
Xilinx	1,021	197,615
Zoom Video Communications, Cl A *	991	152,891
Zscaler *	575	147,838
		27,448,521
Utilities — 1.1%
American Electric Power	2,031	183,602
Exelon	4,023	233,133

Schedule of Investments (Unaudited)	January 31, 2022

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	2,203	$153,461
		570,196

TOTAL UNITED STATES		53,500,912
TOTAL COMMON STOCK
(Cost $55,755,032)		54,761,210
TOTAL INVESTMENTS — 101.3%
(Cost $55,755,032)		$54,761,210

WRITTEN OPTION— (1.4)%(1)
UNITED STATES— (1.4)%
(Premiums Received $(731,018))	(91)	$(774,410)

Percentages are based on Net Assets of $54,078,567.

A list of the exchange traded option contracts held by the Fund at January 31, 2022, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.4)%
Call Options
Nasdaq-100 Reduced-Value Index*	(91)	$(731,018)	$2,960.00	02/18/22	$(774,410)

*	Non-income producing security.
+	Notional amount for all options totals $(27,172,696).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written option contracts. The aggregate market value of collateral at January 31, 2022 was $54,761,210.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2022

Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$54,761,210	$—	$—	$54,761,210
Total Investments in Securities	$54,761,210	$—	$—	$54,761,210

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(774,410)	$—	$—	$(774,410)
Total Other Financial Instruments	$(774,410)	$—	$—	$(774,410)

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.9%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	264	$54,236

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	538	171,450

UNITED STATES — 100.4%
Communication Services — 10.1%
Activision Blizzard	740	58,467
Alphabet, Cl A *	311	841,588
Alphabet, Cl C *	289	784,337
AT&T	7,169	182,809
Charter Communications, Cl A *	132	78,321
Comcast, Cl A	4,741	237,003
Discovery, Cl A *	133	3,712
Discovery, Cl C *	296	8,096
DISH Network, Cl A *	260	8,164
Electronic Arts	259	34,359
Fox, Cl A	389	15,797
Fox, Cl B	133	4,945
Interpublic Group	393	13,967
Live Nation Entertainment *	130	14,236
Lumen Technologies	1,032	12,756
Match Group *	280	31,556
Meta Platforms, Cl A *	2,450	767,487
Netflix *	453	193,494
News, Cl A	393	8,740
News, Cl B	131	2,913
Omnicom Group	258	19,443
Take-Two Interactive Software *	129	21,071
T-Mobile US *	639	69,121
Twitter *	882	33,084
Verizon Communications	4,172	222,076

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
ViacomCBS, Cl B	648	$21,676
Walt Disney *	1,834	262,207
		3,951,425
Consumer Discretionary — 12.2%
Advance Auto Parts	86	19,910
Amazon.com *	450	1,346,161
Aptiv *	263	35,921
AutoZone *	21	41,713
Bath & Body Works	260	14,578
Best Buy	257	25,515
Booking Holdings *	44	108,070
BorgWarner	257	11,269
Caesars Entertainment *	252	19,187
CarMax *	195	21,678
Carnival *	865	17,136
Chipotle Mexican Grill, Cl A *	32	47,539
Darden Restaurants	131	18,323
Dollar General	259	53,996
Dollar Tree *	258	33,855
Domino's Pizza	42	19,095
DR Horton	381	33,993
eBay	645	38,745
Etsy *	128	20,106
Expedia Group *	131	24,011
Ford Motor	4,176	84,773
Gap	257	4,644
Garmin	134	16,672
General Motors *	1,538	81,099
Genuine Parts	133	17,720
Hasbro	132	12,207
Hilton Worldwide Holdings *	259	37,583
Home Depot	1,098	402,944

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Las Vegas Sands *	387	$16,951
Lennar, Cl A	259	24,892
LKQ	264	14,491
Lowe's	690	163,772
Marriott International, Cl A *	260	41,891
McDonald's	778	201,852
MGM Resorts International	396	16,917
Mohawk Industries *	38	5,999
Newell Brands	392	9,098
NIKE, Cl B	1,320	195,452
Norwegian Cruise Line Holdings *	383	7,978
NVR *	3	15,982
O'Reilly Automotive *	76	49,533
Penn National Gaming *	135	6,157
Pool	46	21,908
PulteGroup	262	13,805
PVH	63	5,986
Ralph Lauren, Cl A	4	443
Ross Stores	386	37,732
Royal Caribbean Cruises *	254	19,764
Starbucks	1,211	119,066
Tapestry	264	10,019
Target	520	114,624
Tesla *	842	788,718
TJX	1,295	93,201
Tractor Supply	129	28,162
Ulta Beauty *	66	24,007
Under Armour, Cl A *	246	4,632
Under Armour, Cl C *	257	4,109
VF	387	25,236
Whirlpool	73	15,344
Wynn Resorts *	127	10,852

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum! Brands	293	$36,675
		4,753,691
Consumer Staples — 6.1%
Altria Group	1,944	98,911
Archer-Daniels-Midland	625	46,875
Brown-Forman, Cl B	237	15,981
Campbell Soup	256	11,295
Church & Dwight	260	26,689
Clorox	128	21,486
Coca-Cola	3,921	239,220
Colgate-Palmolive	900	74,205
Conagra Brands	521	18,110
Constellation Brands, Cl A	161	38,278
Costco Wholesale	451	227,814
Estee Lauder, Cl A	239	74,518
General Mills	645	44,299
Hershey	131	25,816
Hormel Foods	264	12,532
J M Smucker	129	18,135
Kellogg	262	16,506
Kimberly-Clark	322	44,323
Kraft Heinz	695	24,881
Kroger	770	33,564
Lamb Weston Holdings	133	8,540
McCormick	259	25,980
Molson Coors Beverage, Cl B	246	11,724
Mondelez International, Cl A	1,371	91,898
Monster Beverage *	387	33,561
PepsiCo	1,395	242,060
Philip Morris International	1,551	159,520
Procter & Gamble	2,516	403,692
Sysco	517	40,403

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Tyson Foods, Cl A	266	$24,177
Walgreens Boots Alliance	781	38,863
Walmart	1,428	199,649
		2,393,505
Energy — 3.5%
APA	392	13,018
Baker Hughes, Cl A	815	22,364
Chevron	2,015	264,630
ConocoPhillips	1,407	124,688
Coterra Energy	739	16,184
Devon Energy	632	31,960
Diamondback Energy	177	22,330
EOG Resources	642	71,570
Exxon Mobil	4,414	335,288
Halliburton	922	28,342
Hess	260	23,996
Kinder Morgan	2,075	36,022
Marathon Oil	890	17,328
Marathon Petroleum	655	46,996
Occidental Petroleum	911	34,317
ONEOK	517	31,372
Phillips 66	500	42,395
Pioneer Natural Resources	258	56,474
Schlumberger	1,524	59,543
Valero Energy	396	32,856
Williams	1,304	39,042
		1,350,715
Financials — 11.3%
Aflac	652	40,959
Allstate	270	32,581
American Express	620	111,488
American International Group	907	52,379

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ameriprise Financial	128	$38,952
Aon, Cl A	232	64,134
Arthur J Gallagher	209	33,009
Assurant	39	5,948
Bank of America	7,295	336,591
Bank of New York Mellon	713	42,252
Berkshire Hathaway, Cl B *	1,869	585,034
BlackRock, Cl A	145	119,326
Brown & Brown	242	16,040
Capital One Financial	406	59,572
Cboe Global Markets	129	15,290
Charles Schwab	1,550	135,935
Chubb	417	82,266
Cincinnati Financial	129	15,200
Citigroup	2,082	135,580
Citizens Financial Group	492	25,323
CME Group, Cl A	386	88,587
Comerica	131	12,154
Discover Financial Services	296	34,262
Everest Re Group	27	7,652
FactSet Research Systems	44	18,563
Fifth Third Bancorp	759	33,874
First Republic Bank	167	28,990
Franklin Resources	262	8,376
Globe Life	128	13,094
Goldman Sachs Group	341	120,946
Hartford Financial Services Group	391	28,101
Huntington Bancshares	1,502	22,620
Intercontinental Exchange	571	72,323
Invesco	392	8,883
JPMorgan Chase	3,071	456,351
KeyCorp	1,032	25,862

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Lincoln National	145	$10,147
Loews	260	15,512
M&T Bank	128	21,681
MarketAxess Holdings	26	8,956
Marsh & McLennan	520	79,893
MetLife	780	52,307
Moody's	157	53,851
Morgan Stanley	1,429	146,530
MSCI, Cl A	89	47,715
Nasdaq	129	23,118
Northern Trust	185	21,578
People's United Financial	499	9,671
PNC Financial Services Group	410	84,456
Principal Financial Group	262	19,142
Progressive	647	70,303
Prudential Financial	393	43,847
Raymond James Financial	181	19,162
Regions Financial	1,041	23,881
S&P Global	240	99,653
Signature Bank NY	45	13,708
State Street	389	36,760
SVB Financial Group *	56	32,698
Synchrony Financial	567	24,149
T Rowe Price Group	214	33,048
Travelers	260	43,207
Truist Financial	1,428	89,707
US Bancorp	1,430	83,212
W R Berkley	132	11,154
Wells Fargo	4,011	215,792
Willis Towers Watson	131	30,649
Zions Bancorp	136	9,223
		4,403,207

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 13.1%
Abbott Laboratories	1,785	$227,516
AbbVie	1,784	244,212
ABIOMED *	32	9,468
Agilent Technologies	324	45,140
Align Technology *	81	40,092
AmerisourceBergen, Cl A	129	17,570
Amgen	555	126,063
Anthem	241	106,279
Baxter International	515	44,002
Becton Dickinson	289	73,446
Biogen *	148	33,448
Bio-Rad Laboratories, Cl A *	15	8,996
Bio-Techne	29	10,916
Boston Scientific *	1,528	65,551
Bristol-Myers Squibb	2,219	143,991
Cardinal Health	258	13,305
Catalent *	161	16,733
Centene *	644	50,077
Cerner	303	27,634
Charles River Laboratories International *	59	19,456
Cigna	350	80,661
Cooper	37	14,737
CVS Health	1,312	139,741
Danaher	640	182,906
DaVita *	85	9,211
DENTSPLY SIRONA	251	13,408
Dexcom *	110	47,353
Edwards Lifesciences *	649	70,871
Eli Lilly	816	200,238
Gilead Sciences	1,291	88,666
HCA Healthcare	260	62,413
Henry Schein *	133	10,015

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hologic *	262	$18,403
Humana	130	51,025
IDEXX Laboratories *	91	46,164
Illumina *	148	51,625
Incyte *	242	17,988
Intuitive Surgical *	357	101,452
IQVIA Holdings *	188	46,041
Johnson & Johnson	2,735	471,213
Laboratory Corp of America Holdings *	97	26,322
McKesson	151	38,765
Medtronic	1,425	147,473
Merck	2,621	213,559
Mettler-Toledo International *	23	33,872
Moderna *	377	63,837
Organon	259	8,265
PerkinElmer	129	22,210
Pfizer	5,692	299,912
Quest Diagnostics	131	17,688
Regeneron Pharmaceuticals *	104	63,293
ResMed	145	33,147
STERIS	98	21,991
Stryker	348	86,321
Teleflex	33	10,236
Thermo Fisher Scientific	408	237,170
UnitedHealth Group	979	462,646
Universal Health Services, Cl B	51	6,633
Vertex Pharmaceuticals *	260	63,193
Viatris, Cl W *	1,279	19,147
Waters *	67	21,448
West Pharmaceutical Services	79	31,064
Zimmer Biomet Holdings	249	30,632

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zoetis, Cl A	472	$94,301
		5,101,151
Industrials — 7.9%
3M	599	99,446
Alaska Air Group *	131	7,171
Allegion	127	15,587
American Airlines Group *	644	10,607
AMETEK	257	35,150
AO Smith	131	10,011
Boeing *	543	108,730
Carrier Global	898	42,817
Caterpillar	533	107,431
CH Robinson Worldwide	131	13,709
Cintas	103	40,328
Copart *	197	25,462
CSX	2,176	74,463
Cummins	132	29,156
Deere	287	108,027
Delta Air Lines *	645	25,600
Dover	131	22,258
Eaton	391	61,946
Emerson Electric	646	59,400
Equifax	129	30,929
Expeditors International of Washington	204	23,354
Fastenal	637	36,105
FedEx	257	63,186
Fortive	381	26,876
Fortune Brands Home & Security	131	12,336
Generac Holdings *	69	19,484
General Dynamics	258	54,722
General Electric	1,157	109,313
Honeywell International	709	144,976

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Howmet Aerospace	393	$12,218
Huntington Ingalls Industries	26	4,867
IDEX	94	20,251
IHS Markit	391	45,665
Illinois Tool Works	288	67,369
Ingersoll Rand	391	21,978
Jacobs Engineering Group	131	17,054
JB Hunt Transport Services	82	15,788
Johnson Controls International	773	56,174
L3Harris Technologies	226	47,300
Leidos Holdings	131	11,718
Lockheed Martin	259	100,785
Masco	262	16,592
Nielsen Holdings	391	7,374
Norfolk Southern	260	70,717
Northrop Grumman	149	55,115
Old Dominion Freight Line	107	32,307
Otis Worldwide	414	35,368
PACCAR	385	35,801
Parker-Hannifin	129	39,991
Pentair	135	8,600
Quanta Services	131	13,456
Raytheon Technologies	1,550	139,795
Republic Services, Cl A	209	26,681
Robert Half International	129	14,611
Rockwell Automation	129	37,309
Rollins	259	7,990
Roper Technologies	109	47,650
Snap-On	37	7,705
Southwest Airlines *	650	29,094
Stanley Black & Decker	157	27,420
Textron	259	17,628

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Trane Technologies	256	$44,314
TransDigm Group *	51	31,426
Union Pacific	643	157,246
United Airlines Holdings *	383	16,423
United Parcel Service, Cl B	732	148,018
United Rentals *	92	29,451
Verisk Analytics, Cl A	156	30,596
Waste Management	393	59,123
Westinghouse Air Brake Technologies	172	15,291
WW Grainger	49	24,260
Xylem	168	17,643
		3,084,742
Information Technology — 28.8%
Accenture, Cl A	638	225,584
Adobe *	483	258,067
Advanced Micro Devices *	1,216	138,928
Akamai Technologies *	134	15,350
Amphenol, Cl A	647	51,495
Analog Devices	526	86,248
ANSYS *	103	35,021
Apple	16,080	2,810,462
Applied Materials	900	124,362
Arista Networks *	221	27,473
Autodesk *	227	56,702
Automatic Data Processing	428	88,241
Broadcom	431	252,514
Broadridge Financial Solutions	129	20,539
Cadence Design Systems *	262	39,861
CDW	131	24,766
Ceridian HCM Holding *	134	10,160
Cisco Systems	4,269	237,655
Citrix Systems	129	13,150

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cognizant Technology Solutions, Cl A	517	$44,162
Corning	778	32,707
DXC Technology *	262	7,881
Enphase Energy *	128	17,980
EPAM Systems *	52	24,759
F5 *	41	8,512
Fidelity National Information Services	645	77,348
Fiserv *	643	67,965
FleetCor Technologies *	99	23,588
Fortinet *	131	38,938
Gartner *	100	29,389
Global Payments	292	43,765
Hewlett Packard Enterprise	1,417	23,140
HP	1,300	47,749
Intel	4,092	199,771
International Business Machines	935	124,888
Intuit	282	156,575
IPG Photonics *	57	8,805
Jack Henry & Associates	92	15,439
Juniper Networks	387	13,475
Keysight Technologies *	196	33,089
KLA	151	58,780
Lam Research	144	84,949
Mastercard, Cl A	880	340,014
Microchip Technology	520	40,290
Micron Technology	1,170	96,256
Microsoft	7,748	2,409,473
Monolithic Power Systems	33	13,297
Motorola Solutions	162	37,574
NetApp	258	22,320
NortonLifeLock	649	16,881
NVIDIA	2,592	634,677

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Oracle	1,612	$130,830
Paychex	325	38,272
Paycom Software *	34	11,400
PayPal Holdings *	1,216	209,079
PTC *	125	14,533
Qorvo *	129	17,709
QUALCOMM	1,165	204,760
salesforce.com *	991	230,536
Seagate Technology Holdings	181	19,394
ServiceNow *	211	123,600
Skyworks Solutions	158	23,150
SolarEdge Technologies *	64	15,246
Synopsys *	150	46,575
TE Connectivity	336	48,051
Teledyne Technologies *	57	24,022
Teradyne	135	15,853
Texas Instruments	947	169,977
Trimble *	260	18,762
Tyler Technologies *	50	23,690
VeriSign *	97	21,066
Visa, Cl A	1,746	394,893
Western Digital *	368	19,040
Xilinx	260	50,323
Zebra Technologies, Cl A *	53	26,983
		11,208,758
Materials — 2.2%
Air Products & Chemicals	228	64,323
Albemarle	129	28,475
Amcor	1,682	20,201
Avery Dennison	99	20,337
Ball	381	36,995
Celanese, Cl A	129	20,087

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
CF Industries Holdings	258	$17,768
Corteva	774	37,214
Dow	778	46,470
DuPont de Nemours	520	39,832
Eastman Chemical	131	15,580
Ecolab	257	48,689
FMC	131	14,459
Freeport-McMoRan	1,554	57,840
International Flavors & Fragrances	260	34,299
International Paper	393	18,962
LyondellBasell Industries, Cl A	262	25,343
Martin Marietta Materials	58	22,569
Mosaic	389	15,541
Newmont	885	54,135
Nucor	262	26,567
Packaging Corp of America	127	19,130
PPG Industries	257	40,143
Sealed Air	133	9,033
Sherwin-Williams	258	73,920
Vulcan Materials	131	24,931
Westrock	263	12,140
		844,983
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	129	25,134
American Tower, Cl A ‡	458	115,187
AvalonBay Communities ‡	129	31,506
Boston Properties ‡	132	14,795
CBRE Group, Cl A *	381	38,611
Crown Castle International ‡	420	76,654
Digital Realty Trust ‡	267	39,844
Duke Realty ‡	391	22,592
Equinix ‡	96	69,590

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Equity Residential ‡	381	$33,806
Essex Property Trust ‡	61	20,282
Extra Space Storage ‡	131	25,963
Federal Realty Investment Trust ‡	64	8,159
Healthpeak Properties ‡	537	18,994
Host Hotels & Resorts ‡ *	780	13,525
Iron Mountain ‡	265	12,169
Kimco Realty ‡	591	14,338
Mid-America Apartment Communities ‡	129	26,662
ProLogis ‡	778	122,006
Public Storage ‡	150	53,780
Realty Income ‡	539	37,412
Regency Centers ‡	133	9,543
SBA Communications, Cl A ‡	110	35,798
Simon Property Group ‡	337	49,606
UDR ‡	274	15,574
Ventas ‡	391	20,731
Vornado Realty Trust ‡	133	5,454
Welltower ‡	390	33,786
Weyerhaeuser ‡	784	31,697
		1,023,198
Utilities — 2.6%
AES	741	16,435
Alliant Energy	261	15,624
Ameren	260	23,072
American Electric Power	519	46,918
American Water Works	194	31,195
Atmos Energy	127	13,617
CenterPoint Energy	645	18,292
CMS Energy	265	17,061
Consolidated Edison	387	33,456
Dominion Energy	777	62,673

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
DTE Energy	191	$23,002
Duke Energy	785	82,472
Edison International	384	24,111
Entergy	177	19,783
Evergy	259	16,825
Eversource Energy	386	34,543
Exelon	1,036	60,036
FirstEnergy	614	25,763
NextEra Energy	1,975	154,287
NiSource	394	11,497
NRG Energy	260	10,382
Pinnacle West Capital	129	8,980
PPL	793	23,536
Public Service Enterprise Group	522	34,729
Sempra Energy	324	44,764
Southern	1,026	71,297
WEC Energy Group	314	30,471
Xcel Energy	534	37,198
		992,019
TOTAL UNITED STATES		39,107,394
TOTAL COMMON STOCK
(Cost $38,171,803)		39,333,080
TOTAL INVESTMENTS — 100.9%
(Cost $38,171,803)		$39,333,080

WRITTEN OPTION— (1.1)%(1)
UNITED STATES— (1.1)%
(Premiums Received $(400,788))	(435)	$(443,483)

Percentages are based on Net Assets of $38,965,259.

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Covered Call & Growth ETF

A list of the exchange traded option contracts held by the Fund at January 31, 2022, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.1)%
Call Options
The Mini-SPX Index*	(435)	$(400,788)	$448.00	02/18/22	$(443,483)

*	Non-income producing security.
+	Notional amount for all options totals $(19,642,860).
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written option contracts. The aggregate market value of collateral at January 31, 2022 was $39,333,080.

Cl — Class
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,333,080	$—	$—	$39,333,080
Total Investments in Securities	$39,333,080	$—	$—	$39,333,080

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(443,483)	$—	$—	$(443,483)
Total Other Financial Instruments	$(443,483)	$—	$—	$(443,483)

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—" are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
UNITED STATES— 99.5%
Communication Services — 5.3%
Telephone and Data Systems, 6.625%	110,523	$2,875,809
Telephone and Data Systems, 6.000%	191,892	4,868,300
ViacomCBS, 5.750% * (A)	68,977	4,026,877
		11,770,986
Consumer Discretionary — 3.7%
Qurate Retail, 8.000%	86,803	8,345,240

Energy — 7.0%
Crestwood Equity Partners, 9.250%	483,520	4,811,024
Energy Transfer, 7.600%, VAR ICE LIBOR USD 3 Month + 5.161%	220,130	5,481,237
Energy Transfer, 7.375%, VAR ICE LIBOR USD 3 Month + 4.530%	123,275	3,021,470
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month + 5.643%	107,968	2,373,137
		15,686,868
Financials — 62.9%
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month + 4.993% ‡	113,156	2,843,610
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month + 4.697% ‡	160,561	3,938,561
Allstate, 5.625%	160,292	4,198,047
American International Group, 5.850%	138,036	3,646,911
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month + 4.993% ‡	196,753	4,899,150
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month + 4.989% ‡	121,179	3,087,641
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month + 4.253%	238,768	6,640,138
Bank of America, 6.000%	270,485	7,059,659
Bank of America, 5.875%	173,810	4,574,679

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Charles Schwab, 5.950%	207,210	$5,329,441
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month + 4.040%	86,798	2,327,922
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month + 4.130%	135,717	3,652,144
Citigroup Capital XIII, 6.499%, VAR ICE LIBOR USD 3 Month + 6.370%	205,708	5,537,659
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month + 3.710%	127,325	3,489,978
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month + 3.550%	194,839	5,268,446
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month + 5.596%	168,974	4,303,768
JPMorgan Chase, 6.000%	227,033	6,041,348
JPMorgan Chase, 5.750%	207,550	5,450,263
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month + 4.320%	134,059	3,630,318
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month + 3.940%	131,598	3,568,938
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month + 3.708%	155,510	4,239,203
New Residential Investment, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.223% ‡	116,227	2,896,377
New Residential Investment, 6.375%, VAR ICE LIBOR USD 3 Month + 4.969% ‡	110,527	2,492,384
PennyMac Mortgage Investment Trust, 6.750% ‡	68,306	1,704,235
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month + 4.067%	414,854	10,504,103
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month + 3.536%	136,451	3,826,086
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month + 4.370%	109,336	2,826,336

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
State Street, 5.900%, VAR ICE LIBOR USD 3 Month + 3.108%	207,810	$5,506,965
Synchrony Financial, 5.625%	206,289	5,361,451
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month + 3.690%	112,628	3,087,134
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month + 3.090%	232,557	6,081,366
Wells Fargo, 5.625%	92,483	2,352,768
		140,367,029
Health Care — 5.3%
Becton Dickinson, 6.000% *	223,953	11,793,365

Industrials — 5.2%
Clarivate, 5.250%	104,904	7,240,474
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325%	146,179	4,455,536
		11,696,010
Real Estate — 4.1%
Brookfield Property Preferred, 6.250%	147,791	3,690,341
Monmouth Real Estate Investment, 6.125% ‡	151,422	3,814,320
Pebblebrook Hotel Trust, 5.700% ‡	69,325	1,629,138
		9,133,799
Utilities — 6.0%
Duke Energy, 5.750%	274,506	7,337,545
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632%	138,012	3,735,985
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month + 3.132%	90,136	2,212,839
		13,286,369
TOTAL UNITED STATES		222,079,666

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
TOTAL PREFERRED STOCK
(Cost $224,782,908)		$222,079,666

SHORT-TERM INVESTMENT — 0.7%(B)(C)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.01%
(Cost $1,517,354)	1,517,354	1,517,354

TOTAL SHORT-TERM INVESTMENT
(Cost $1,517,354)		1,517,354

REPURCHASE AGREEMENT — 0.6%(B)
BNP Paribas
0.030%, dated 01/31/22, to be repurchased on 02/01/22 , repurchase price $1,400,799 (collateralized by various U.S. Treasury Obligations, ranging in par value $52,445 - $187,868, 1.130%, 02/28/25, with a total market value of $1,424,734)
(Cost $1,400,798)	$1,400,798	1,400,798

TOTAL REPURCHASE AGREEMENT
(Cost $1,400,798)		1,400,798

TOTAL INVESTMENTS — 100.8%
(Cost $227,701,060)		$224,997,818

Percentages are based on Net Assets of $223,120,109.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $2,913,162.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $2,918,152.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

Schedule of Investments (Unaudited)	January 31, 2022

Global X SuperIncome™ Preferred ETF

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$199,550,908	$22,528,758	$—	$222,079,666
Short-Term Investment	1,517,354	—	—	1,517,354
Repurchase Agreement	—	1,400,798	—	1,400,798
Total Investments in Securities	$201,068,262	$23,929,556	$—	$224,997,818

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 94.8%
AUSTRIA — 6.2%
Utilities — 6.2%
Verbund	67,399	$7,086,997

BRAZIL — 8.4%
Utilities — 8.4%
Centrais Eletricas Brasileiras	831,010	5,522,852
Engie Brasil Energia	525,873	4,030,702

TOTAL BRAZIL		9,553,554
CANADA — 8.9%
Utilities — 8.9%
Boralex, Cl A	65,991	1,714,894
Innergex Renewable Energy	124,005	1,818,441
Northland Power	145,959	4,224,525
TransAlta Renewables (A)	171,821	2,346,698

TOTAL CANADA		10,104,558
CHINA — 5.8%
Utilities — 5.8%
China Longyuan Power Group, Cl H	2,153,400	4,346,816
Xinyi Energy Holdings	4,576,400	2,288,919

TOTAL CHINA		6,635,735
DENMARK — 5.8%
Utilities — 5.8%
Orsted	62,257	6,556,528

FRANCE — 2.9%
Utilities — 2.9%
Albioma	20,721	803,233
Neoen * (A)	68,927	2,427,737
Voltalia *	440	8,089

TOTAL FRANCE		3,239,059

Schedule of Investments (Unaudited)	January 31, 2022

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 1.4%
Utilities — 1.4%
Encavis	103,165	$1,604,039

GREECE — 1.0%
Utilities — 1.0%
Terna Energy	75,465	1,094,677

HONG KONG — 0.4%
Utilities — 0.4%
Concord New Energy Group	4,940,000	475,149

INDIA — 1.6%
Utilities — 1.6%
Azure Power Global * (A)	41,747	605,749
ReNew Energy Global, Cl A *	181,232	1,152,636

TOTAL INDIA		1,758,385
ISRAEL — 2.4%
Utilities — 2.4%
Energix-Renewable Energies	332,823	1,318,619
Enlight Renewable Energy *	598,482	1,340,946

TOTAL ISRAEL		2,659,565
ITALY — 4.1%
Utilities — 4.1%
ERG	96,813	2,802,179
Falck Renewables	187,472	1,828,359

TOTAL ITALY		4,630,538
JAPAN — 1.4%
Utilities — 1.4%
RENOVA *	51,201	718,525
West Holdings	29,962	889,304

TOTAL JAPAN		1,607,829

Schedule of Investments (Unaudited)	January 31, 2022

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND — 9.3%
Utilities — 9.3%
Contact Energy	501,668	$2,579,753
Mercury NZ	877,851	3,199,733
Meridian Energy	1,660,105	4,753,592

TOTAL NEW ZEALAND		10,533,078
RUSSIA — 2.3%
Utilities — 2.3%
RusHydro PJSC	280,414,255	2,651,380

SOUTH AFRICA — 1.3%
Utilities — 1.3%
Scatec	102,105	1,489,882

SPAIN — 9.1%
Utilities — 9.1%
Atlantica Sustainable Infrastructure	71,345	2,327,987
EDP Renovaveis	317,712	6,631,614
Solaria Energia y Medio Ambiente *	81,497	1,406,917

TOTAL SPAIN		10,366,518
THAILAND — 8.3%
Utilities — 8.3%
Absolute Clean Energy NVDR (A)	6,614,199	647,613
BCPG NVDR	1,850,587	672,537
Energy Absolute NVDR	2,405,545	6,448,262
Gunkul Engineering NVDR	5,775,927	1,196,993
Super Energy NVDR	17,432,660	497,403

TOTAL THAILAND		9,462,808
UNITED KINGDOM — 1.8%
Utilities — 1.8%
Drax Group	256,931	2,071,718

Schedule of Investments (Unaudited)	January 31, 2022

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 12.4%
Energy — 3.9%
Enviva	39,293	$2,749,724
Gevo * (A)	128,792	440,469
Renewable Energy Group *	32,287	1,299,875
		4,490,068
Industrials — 3.1%
Sunrun *	133,943	3,473,142

Utilities — 5.4%
NextEra Energy Partners	49,373	3,713,837
Ormat Technologies	36,052	2,457,304
		6,171,141

TOTAL UNITED STATES		14,134,351
TOTAL COMMON STOCK
(Cost $127,212,610)		107,716,348

MASTER LIMITED PARTNERSHIP — 5.2%
CANADA— 5.2%
Utilities — 5.2%
Brookfield Renewable Partners, Cl A (Cost $5,504,120)	177,294	5,937,216

SHORT-TERM INVESTMENT(B)(C) — 1.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,970,962)	1,970,962	1,970,962

Schedule of Investments (Unaudited)	January 31, 2022

Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.6%
BNP Paribas
0.030%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $1,819,564 (collateralized by various U.S. Treasury Obligations, ranging in par value $68,123 - $244,030, 1.130%, 02/28/25, with a total market value of $1,850,650)
(Cost $1,819,562)	$1,819,562	$1,819,562

TOTAL INVESTMENTS — 103.3%
(Cost $136,507,254)		$117,444,088

Percentages are based on Net Assets of $113,693,893.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $3,575,523.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $3,790,524.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$107,716,348	$—	$—	$107,716,348
Master Limited Partnership	5,937,216	—	—	5,937,216
Short-Term Investment	1,970,962	—	—	1,970,962
Repurchase Agreement	—	1,819,562	—	1,819,562
Total Investments in Securities	$115,624,526	$1,819,562	$—	$117,444,088

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	4,443	$912,770

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	8,371	2,667,670

UNITED STATES — 99.4%
Communication Services — 10.1%
Activision Blizzard	12,926	1,021,283
Alphabet, Cl A *	5,005	13,543,880
Alphabet, Cl C *	4,663	12,655,242
AT&T	117,782	3,003,441
Charter Communications, Cl A *	2,012	1,193,800
Comcast, Cl A	75,481	3,773,295
Discovery, Cl A *	2,434	67,933
Discovery, Cl C *	5,895	161,228
DISH Network, Cl A *	4,511	141,646
Electronic Arts	4,701	623,635
Fox, Cl A	4,210	170,968
Fox, Cl B	2,792	103,807
Interpublic Group	7,102	252,405
Lumen Technologies	17,602	217,561
Match Group *	4,387	494,415
Meta Platforms, Cl A *	39,507	12,375,963
Netflix *	7,324	3,128,373
News, Cl A	6,999	155,658
News, Cl B	2,187	48,639
Omnicom Group	3,462	260,896
Take-Two Interactive Software *	2,082	340,074
T-Mobile US *	9,847	1,065,150
Twitter *	13,634	511,411
Verizon Communications	68,521	3,647,373
ViacomCBS, Cl B	9,975	333,664

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney *	30,155	$4,311,260
		63,603,000
Consumer Discretionary — 12.0%
Advance Auto Parts	881	203,960
Amazon.com *	7,318	21,891,577
Aptiv *	4,806	656,403
AutoZone *	338	671,386
Bath & Body Works	4,385	245,867
Best Buy	3,308	328,418
Booking Holdings *	691	1,697,186
BorgWarner	3,924	172,067
CarMax *	2,665	296,268
Carnival *	13,239	262,265
Chipotle Mexican Grill, Cl A *	426	632,857
Darden Restaurants	2,281	319,043
Dollar General	4,006	835,171
Dollar Tree *	3,803	499,030
Domino's Pizza	552	250,967
DR Horton	5,479	488,836
eBay	10,973	659,148
Etsy *	2,213	347,618
Expedia Group *	2,399	439,713
Ford Motor	66,302	1,345,931
Gap	3,881	70,130
Garmin	2,508	312,045
General Motors *	24,620	1,298,213
Genuine Parts	2,641	351,860
Hasbro	2,222	205,491
Hilton Worldwide Holdings *	4,671	677,809
Home Depot	17,763	6,518,666
Las Vegas Sands *	6,061	265,472
Lennar, Cl A	4,587	440,857

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
LKQ	4,432	$243,272
Lowe's	11,485	2,725,965
Marriott International, Cl A *	4,599	740,991
McDonald's	12,706	3,296,572
Mohawk Industries *	923	145,714
NIKE, Cl B	21,773	3,223,928
Norwegian Cruise Line Holdings *	5,952	123,980
NVR *	50	266,361
O'Reilly Automotive *	1,159	755,378
Penn National Gaming *	2,513	114,618
Pool	758	360,997
PulteGroup	4,970	261,869
PVH	1,426	135,484
Ralph Lauren, Cl A	1,028	113,944
Ross Stores	5,980	584,545
Starbucks	20,072	1,973,479
Tapestry	5,095	193,355
Target	8,057	1,776,005
Tesla *	13,714	12,846,178
TJX	20,482	1,474,090
Tractor Supply	1,942	423,958
Ulta Beauty *	814	296,084
Under Armour, Cl A *	3,434	64,662
Under Armour, Cl C *	3,036	48,546
VF	4,936	321,877
Whirlpool	1,148	241,298
Wynn Resorts *	1,903	162,611
Yum! Brands	4,929	616,963
		75,916,978
Consumer Staples — 6.2%
Altria Group	52,878	2,690,433
Archer-Daniels-Midland	15,939	1,195,425

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Brown-Forman, Cl B	5,355	$361,088
Campbell Soup	6,406	282,633
Clorox	3,467	581,971
Coca-Cola	112,612	6,870,458
Colgate-Palmolive	24,166	1,992,487
Conagra Brands	13,528	470,233
Constellation Brands, Cl A	4,771	1,134,305
Estee Lauder, Cl A	6,664	2,077,768
General Mills	17,257	1,185,211
Hormel Foods	7,873	373,731
J M Smucker	3,072	431,862
Kellogg	7,195	453,285
Kimberly-Clark	9,610	1,322,816
Kraft Heinz	19,180	686,644
Kroger	19,629	855,628
Lamb Weston Holdings	4,062	260,821
McCormick	7,030	705,179
Molson Coors Beverage, Cl B	5,245	249,977
Monster Beverage *	10,698	927,731
Procter & Gamble	70,302	11,279,956
Sysco	14,615	1,142,162
Tyson Foods, Cl A	8,348	758,750
Walgreens Boots Alliance	20,465	1,018,338
		39,308,892
Energy — 3.3%
APA	6,883	228,584
Baker Hughes, Cl A	13,649	374,529
Chevron	31,654	4,157,120
ConocoPhillips	21,401	1,896,557
Coterra Energy	11,479	251,390
Devon Energy	10,309	521,326
Diamondback Energy	2,776	350,220

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
EOG Resources	9,801	$1,092,616
Exxon Mobil	69,954	5,313,706
Halliburton	15,795	485,538
Hess	4,728	436,347
Kinder Morgan	32,395	562,377
Marathon Oil	14,872	289,558
Marathon Petroleum	10,595	760,191
Occidental Petroleum	13,311	501,425
ONEOK	7,418	450,124
Phillips 66	7,216	611,845
Pioneer Natural Resources	3,740	818,649
Schlumberger	21,943	857,313
Valero Energy	6,202	514,580
Williams	20,202	604,848
		21,078,843
Financials — 11.3%
Aflac	10,219	641,958
Allstate	4,872	587,904
American Express	10,151	1,825,353
American International Group	14,250	822,937
Ameriprise Financial	1,920	584,275
Aon, Cl A	3,736	1,032,780
Arthur J Gallagher	3,417	539,681
Assurant	1,068	162,881
Bank of America	119,211	5,500,396
Bank of New York Mellon	13,198	782,113
Berkshire Hathaway, Cl B *	30,426	9,523,947
BlackRock, Cl A	2,321	1,910,044
Brown & Brown	3,257	215,874
Capital One Financial	6,805	998,498
Cboe Global Markets	2,069	245,239
Charles Schwab	25,168	2,207,234

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Chubb	7,292	$1,438,566
Cincinnati Financial	2,664	313,899
Citigroup	32,410	2,110,539
Citizens Financial Group	6,933	356,841
CME Group, Cl A	5,972	1,370,574
Comerica	2,131	197,714
Discover Financial Services	4,925	570,069
Everest Re Group	804	227,854
Fifth Third Bancorp	10,361	462,411
First Republic Bank	3,044	528,408
Franklin Resources	5,287	169,025
Globe Life	1,777	181,787
Goldman Sachs Group	5,665	2,009,262
Hartford Financial Services Group	5,705	410,018
Huntington Bancshares	24,247	365,160
Intercontinental Exchange	9,382	1,188,324
Invesco	5,367	121,616
JPMorgan Chase	49,037	7,286,898
KeyCorp	15,657	392,364
Lincoln National	2,838	198,603
Loews	3,249	193,835
M&T Bank	2,112	357,731
MarketAxess Holdings	547	188,431
Marsh & McLennan	8,429	1,295,032
MetLife	12,118	812,633
Moody's	2,662	913,066
Morgan Stanley	23,410	2,400,461
MSCI, Cl A	1,351	724,298
Nasdaq	2,131	381,896
Northern Trust	3,418	398,676
People's United Financial	6,582	127,559
PNC Financial Services Group	7,086	1,459,645

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Principal Financial Group	4,100	$299,546
Progressive	9,809	1,065,846
Prudential Financial	6,461	720,854
Raymond James Financial	3,409	360,911
Regions Financial	17,539	402,345
S&P Global	4,095	1,700,326
State Street	5,594	528,633
SVB Financial Group *	989	577,477
Synchrony Financial	9,364	398,813
T Rowe Price Group	3,742	577,877
Travelers	4,184	695,297
Truist Financial	22,334	1,403,022
US Bancorp	22,599	1,315,036
W R Berkley	2,224	187,928
Wells Fargo	65,669	3,532,992
Willis Towers Watson	2,146	502,078
Zions Bancorp	2,521	170,974
		71,174,264
Health Care — 12.7%
ABIOMED *	2,171	642,334
Align Technology *	3,887	1,923,909
AmerisourceBergen, Cl A	7,769	1,058,138
Baxter International	26,665	2,278,258
Boston Scientific *	76,275	3,272,197
Cardinal Health	13,818	712,594
Cerner	15,428	1,407,034
Cigna	17,799	4,101,958
CVS Health	71,215	7,585,110
DaVita *	3,174	343,966
DENTSPLY SIRONA	10,397	555,408
Dexcom *	5,195	2,236,344
Edwards Lifesciences *	33,534	3,661,913

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	67,487	$4,635,007
Henry Schein *	6,665	501,874
Hologic *	13,204	927,449
Humana	6,877	2,699,222
IDEXX Laboratories *	4,530	2,298,069
Incyte *	8,972	666,889
Intuitive Surgical *	19,244	5,468,760
IQVIA Holdings *	10,202	2,498,470
Laboratory Corp of America Holdings *	5,075	1,377,152
McKesson	8,091	2,077,121
Medtronic	72,607	7,514,098
Mettler-Toledo International *	1,216	1,790,779
Quest Diagnostics	6,415	866,153
ResMed	7,742	1,769,821
STERIS	5,252	1,178,549
Stryker	18,050	4,477,302
Teleflex	2,398	743,836
Waters *	3,194	1,022,463
West Pharmaceutical Services	3,944	1,550,860
Zimmer Biomet Holdings	10,984	1,351,252
Zoetis, Cl A	25,468	5,088,252
		80,282,541
Industrials — 7.8%
3M	12,682	2,105,466
Alaska Air Group *	3,218	176,153
Allegion	1,990	244,233
American Airlines Group *	14,204	233,940
AMETEK	5,214	713,119
AO Smith	2,915	222,764
Carrier Global	19,744	941,394
Caterpillar	11,951	2,408,844
CH Robinson Worldwide	2,923	305,892

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cintas	2,067	$809,293
Copart *	4,881	630,869
CSX	50,711	1,735,330
Cummins	3,230	713,442
Deere	6,199	2,333,304
Delta Air Lines *	14,296	567,408
Dover	3,220	547,110
Eaton	8,982	1,423,018
Emerson Electric	13,464	1,238,015
Equifax	2,792	669,410
Expeditors International of Washington	3,731	427,125
Fastenal	12,796	725,277
FedEx	5,550	1,364,523
Fortive	7,978	562,768
Fortune Brands Home & Security	3,054	287,595
Generac Holdings *	1,379	389,402
Howmet Aerospace	8,480	263,643
IDEX	1,645	354,399
IHS Markit	8,965	1,047,022
Illinois Tool Works	6,487	1,517,439
Ingersoll Rand	9,000	505,890
JB Hunt Transport Services	1,889	363,708
Johnson Controls International	15,995	1,162,357
Masco	5,965	377,763
Nielsen Holdings	9,271	174,851
Norfolk Southern	5,569	1,514,712
Old Dominion Freight Line	2,109	636,770
Otis Worldwide	9,929	848,235
PACCAR	7,763	721,881
Parker-Hannifin	2,942	912,049
Pentair	3,600	229,320
Quanta Services	3,098	318,227

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Republic Services, Cl A	4,664	$595,406
Robert Half International	2,418	273,863
Rockwell Automation	2,564	741,560
Rollins	5,594	172,575
Roper Technologies	2,358	1,030,823
Snap-On	1,171	243,861
Southwest Airlines *	13,614	609,363
Stanley Black & Decker	3,614	631,185
Trane Technologies	5,365	928,682
TransDigm Group *	1,100	677,809
Union Pacific	14,212	3,475,545
United Airlines Holdings *	7,067	303,033
United Parcel Service, Cl B	16,400	3,316,244
United Rentals *	1,562	500,027
Verisk Analytics, Cl A	3,585	703,126
Waste Management	8,752	1,316,651
Westinghouse Air Brake Technologies	4,204	373,736
WW Grainger	983	486,693
Xylem	4,059	426,276
		49,530,418
Information Technology — 28.5%
Accenture, Cl A	10,413	3,681,829
Adobe *	7,889	4,215,093
Advanced Micro Devices *	19,913	2,275,060
Akamai Technologies *	2,921	334,601
Amphenol, Cl A	9,998	795,741
Analog Devices	9,038	1,481,961
ANSYS *	1,453	494,035
Apple	259,541	45,362,576
Applied Materials	14,769	2,040,780
Arista Networks *	3,964	492,765
Autodesk *	3,655	912,982

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Automatic Data Processing	7,070	$1,457,622
Broadcom	6,794	3,980,469
Broadridge Financial Solutions	1,938	308,568
Cadence Design Systems *	4,608	701,061
CDW	2,270	429,144
Ceridian HCM Holding *	1,849	140,191
Cisco Systems	69,620	3,875,745
Citrix Systems	2,283	232,729
Cognizant Technology Solutions, Cl A	8,781	750,073
DXC Technology *	4,705	141,526
Enphase Energy *	2,214	311,001
F5 *	1,154	239,594
Fidelity National Information Services	10,344	1,240,453
Fiserv *	10,114	1,069,050
FleetCor Technologies *	1,472	350,719
Fortinet *	2,258	671,168
Gartner *	1,355	398,221
Global Payments	4,864	729,016
Hewlett Packard Enterprise	23,836	389,242
HP	19,937	732,286
Intel	67,238	3,282,559
International Business Machines	15,043	2,009,294
Intuit	4,595	2,551,282
IPG Photonics *	785	121,259
Jack Henry & Associates	1,187	199,190
Juniper Networks	6,387	222,395
Keysight Technologies *	3,091	521,823
KLA	2,525	982,907
Lam Research	2,380	1,404,010
Mastercard, Cl A	14,409	5,567,349
Microchip Technology	9,130	707,392
Micron Technology	18,890	1,554,080

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microsoft	125,019	$38,878,409
Monolithic Power Systems	752	303,003
Motorola Solutions	2,763	640,850
NetApp	3,645	315,329
NortonLifeLock	9,492	246,887
NVIDIA	41,702	10,211,152
Oracle	26,398	2,142,462
Paychex	5,353	630,369
Paycom Software *	874	293,052
PayPal Holdings *	19,429	3,340,622
PTC *	1,759	204,501
Qorvo *	1,866	256,164
QUALCOMM	18,416	3,236,796
salesforce.com *	16,335	3,800,011
Seagate Technology Holdings	3,413	365,703
ServiceNow *	3,340	1,956,505
Skyworks Solutions	2,685	393,406
Synopsys *	2,519	782,150
TE Connectivity	5,492	785,411
Teledyne Technologies *	801	337,565
Teradyne	2,774	325,751
Texas Instruments	15,585	2,797,352
Trimble *	4,179	301,557
Tyler Technologies *	715	338,767
VeriSign *	1,551	336,846
Visa, Cl A	27,882	6,306,072
Western Digital *	5,480	283,535
Xilinx	4,159	804,974
Zebra Technologies, Cl A *	910	463,299
		180,437,341
Materials — 2.2%
Air Products & Chemicals	3,662	1,033,123

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Albemarle	2,056	$453,841
Amcor	27,417	329,278
Avery Dennison	1,457	299,297
Ball	5,420	526,282
Celanese, Cl A	1,851	288,219
CF Industries Holdings	4,036	277,959
Corteva	12,162	584,749
Dow	12,402	740,771
DuPont de Nemours	8,709	667,109
Eastman Chemical	2,491	296,255
Ecolab	4,188	793,417
FMC	2,430	268,199
Freeport-McMoRan	24,450	910,029
International Flavors & Fragrances	4,431	584,538
International Paper	6,445	310,971
LyondellBasell Industries, Cl A	4,492	434,511
Martin Marietta Materials	1,033	401,961
Mosaic	6,330	252,884
Newmont	13,314	814,417
Nucor	4,822	488,951
Packaging Corp of America	1,620	244,021
PPG Industries	4,100	640,420
Sealed Air	2,652	180,124
Sherwin-Williams	4,098	1,174,118
Vulcan Materials	2,379	452,748
Westrock	4,656	214,921
		13,663,113
Real Estate — 2.7%
Alexandria Real Estate Equities ‡	2,370	461,771
American Tower, Cl A ‡	7,956	2,000,934
AvalonBay Communities ‡	2,495	609,354
Boston Properties ‡	2,695	302,056

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CBRE Group, Cl A *	5,775	$585,238
Crown Castle International ‡	7,576	1,382,696
Digital Realty Trust ‡	4,858	724,959
Duke Realty ‡	6,471	373,894
Equinix ‡	1,520	1,101,848
Equity Residential ‡	5,835	517,740
Essex Property Trust ‡	1,222	406,315
Extra Space Storage ‡	2,289	453,657
Federal Realty Investment Trust ‡	1,244	158,598
Host Hotels & Resorts ‡ *	13,281	230,292
Iron Mountain ‡	4,813	221,013
Kimco Realty ‡	10,281	249,417
Mid-America Apartment Communities ‡	2,011	415,633
ProLogis ‡	12,860	2,016,705
Public Storage ‡	2,677	959,785
Realty Income ‡	9,171	636,559
Regency Centers ‡	2,779	199,393
SBA Communications, Cl A ‡	1,932	628,750
Simon Property Group ‡	5,689	837,421
UDR ‡	5,051	287,099
Vornado Realty Trust ‡	2,979	122,169
Welltower ‡	7,577	656,395
Weyerhaeuser ‡	13,604	550,010
		17,089,701
Utilities — 2.6%
AES	11,962	265,317
Alliant Energy	4,337	259,613
Ameren	4,462	395,958
American Electric Power	8,272	747,789
American Water Works	3,042	489,154
Atmos Energy	2,104	225,591
CenterPoint Energy	9,627	273,022

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
CMS Energy	5,083	$327,243
Consolidated Edison	5,798	501,237
Dominion Energy	13,501	1,088,991
DTE Energy	3,358	404,404
Duke Energy	13,015	1,367,356
Edison International	6,276	394,070
Entergy	3,425	382,812
Evergy	4,238	275,300
Eversource Energy	5,814	520,295
Exelon	16,233	940,702
FirstEnergy	9,274	389,137
NextEra Energy	32,943	2,573,507
NiSource	6,235	181,937
NRG Energy	4,772	190,546
Pinnacle West Capital	2,056	143,118
PPL	12,983	385,335
Public Service Enterprise Group	8,311	552,931
Sempra Energy	5,342	738,051
Southern	17,693	1,229,487
WEC Energy Group	5,249	509,363
Xcel Energy	9,388	653,968
		16,406,234

TOTAL UNITED STATES		628,491,325
TOTAL COMMON STOCK
(Cost $469,744,810)		632,071,765
TOTAL INVESTMENTS — 99.9%
(Cost $469,744,810)		$632,071,765

Percentages are based on Net Assets of $632,435,456.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Catholic Values ETF

Cl — Class
S&P — Standard & Poor's

As of January 31, 2022, all of the Fund's investments were considered Level 1 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value

COMMON STOCK — 99.3%
AUSTRALIA — 10.4%
Communication Services — 0.1%
REA Group	15	$1,533
Telstra	1,417	3,914
TPG Telecom	208	865
		6,312
Consumer Discretionary — 0.5%
Aristocrat Leisure	225	6,396
Wesfarmers	371	13,778
		20,174
Consumer Staples — 0.6%
Coles Group	792	9,040
Woolworths Group	696	16,878
		25,918
Energy — 0.2%
Santos	1,022	5,141
Woodside Petroleum	320	5,652
		10,793
Financials — 2.5%
ASX	62	3,634
Australia & New Zealand Banking Group	846	15,813
Commonwealth Bank of Australia	536	35,400
Insurance Australia Group	787	2,351
Macquarie Group	111	14,360
National Australia Bank	1,036	19,802
QBE Insurance Group	489	3,835
Suncorp Group	418	3,251
Westpac Banking	1,100	15,733
		114,179
Health Care — 3.0%
Cochlear	79	10,717
CSL	581	106,572

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value

COMMON STOCK — continued
Health Care — continued
Sonic Healthcare	586	$15,652
		132,941
Industrials — 0.4%
Brambles	556	3,788
Reece	78	1,195
Sydney Airport *	379	2,312
Transurban Group	1,064	9,333
		16,628
Materials — 2.7%
BHP Group	689	21,695
BHP Group	968	31,611
Fortescue Metals Group	580	8,120
Glencore	3,557	18,278
Newcrest Mining	277	4,206
Rio Tinto	121	9,510
Rio Tinto	349	24,278
South32	1,639	4,446
		122,144
Real Estate — 0.3%
Dexus ‡	362	2,614
Goodman Group ‡	555	9,068
Scentre Group ‡	1,722	3,543
		15,225
Utilities — 0.1%
APA Group	370	2,492

TOTAL AUSTRALIA		466,806

AUSTRIA — 0.4%
Communication Services — 0.0%
Telekom Austria, Cl A	47	406

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value

COMMON STOCK — continued
Energy — 0.1%
OMV	47	$2,843

Financials — 0.2%
BAWAG Group *	26	1,545
Erste Group Bank	101	4,668
Raiffeisen Bank International	45	1,250
		7,463
Industrials — 0.0%
ANDRITZ	28	1,476

Information Technology — 0.0%
AMS *	92	1,518

Materials — 0.0%
voestalpine	41	1,352

Utilities — 0.1%
Verbund	25	2,629

TOTAL AUSTRIA		17,687

BELGIUM — 1.5%
Consumer Staples — 0.7%
Anheuser-Busch InBev	499	31,169

Financials — 0.3%
Groupe Bruxelles Lambert	28	2,979
KBC Group	106	9,142
Sofina	4	1,580
		13,701
Health Care — 0.4%
UCB	154	15,195

Materials — 0.1%
Solvay	26	3,104

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value

COMMON STOCK — continued
Materials — continued
Umicore	69	$2,585
		5,689

TOTAL BELGIUM		65,754

BRAZIL — 0.1%
Materials — 0.1%
Yara International	51	2,600

CHILE — 0.0%
Materials — 0.0%
Antofagasta	91	1,627

CHINA — 0.9%
Consumer Discretionary — 0.5%
Prosus	290	23,875

Consumer Staples — 0.2%
Budweiser Brewing APAC	1,000	2,635
Wilmar International	1,919	6,060
		8,695
Financials — 0.1%
BOC Hong Kong Holdings	1,300	5,002

Health Care — 0.0%
China Evergrande New Energy Vehicle Group *	2,500	1,154

Utilities — 0.1%
ENN Energy Holdings	200	3,170

TOTAL CHINA		41,896

DENMARK — 1.6%
Consumer Staples — 0.2%
Carlsberg, Cl B	57	9,172

Health Care — 0.5%
Coloplast, Cl B	146	21,082

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.8%
AP Moller - Maersk, Cl A	1	$3,330
AP Moller - Maersk, Cl B	2	7,132
DSV	75	15,113
Vestas Wind Systems	350	9,331
		34,906
Utilities — 0.1%
Orsted	62	6,529

TOTAL DENMARK		71,689

FINLAND — 1.2%
Energy — 0.1%
Neste	135	6,019

Financials — 0.5%
Nordea Bank Abp	1,099	12,944
Sampo, Cl A	165	8,111
		21,055
Industrials — 0.2%
Kone, Cl B	139	8,916

Information Technology — 0.2%
Nokia	1,697	9,982

Materials — 0.1%
Stora Enso, Cl R	208	4,178

Utilities — 0.1%
Fortum	146	3,936

TOTAL FINLAND		54,086

FRANCE — 9.2%
Communication Services — 0.0%
Adevinta, Cl B *	81	841

Consumer Discretionary — 1.2%
Christian Dior	1	768

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value

COMMON STOCK — continued
Consumer Discretionary — continued
EssilorLuxottica	101	$18,888
Hermes International	12	17,736
Kering	25	18,393
		55,785
Consumer Staples — 1.1%
Danone	385	23,845
Pernod Ricard	112	23,729
		47,574
Energy — 1.0%
TotalEnergies	777	43,743

Financials — 2.7%
AXA	648	20,307
BNP Paribas	350	24,718
LVMH Moet Hennessy Louis Vuitton	91	73,713
		118,738
Industrials — 0.9%
Cie de Saint-Gobain *	186	12,437
Credit Agricole	437	6,506
Vinci	184	19,937
		38,880
Information Technology — 0.2%
Dassault Systemes	219	10,421

Materials — 1.9%
Air Liquide	155	26,303
L'Oreal	139	58,721
		85,024
Utilities — 0.2%
Electricite de France	155	1,477

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value

COMMON STOCK — continued
Utilities — continued
Engie	500	$7,597
		9,074

TOTAL FRANCE		410,080

GERMANY — 8.3%
Communication Services — 0.4%
Deutsche Telekom	1,033	19,306

Consumer Discretionary — 2.0%
adidas	65	17,652
Allianz	131	33,387
Bayerische Motoren Werke	111	11,566
Mercedes-Benz Group	277	21,714
Volkswagen	11	3,134
		87,453
Consumer Staples — 0.2%
Beiersdorf	57	5,628
Henkel & KGaA	56	4,391
		10,019
Financials — 0.5%
Deutsche Boerse	62	10,926
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	42	13,138
		24,064
Health Care — 1.3%
BioNTech ADR *	101	17,380
Fresenius Medical Care & KGaA	242	16,293
Siemens Healthineers	347	22,079
		55,752
Industrials — 1.6%
Daimler Truck Holding *	150	5,277
Deutsche Post	351	20,850
Hapag-Lloyd	1	295

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value

COMMON STOCK — continued
Industrials — continued
Siemens	278	$43,592
		70,014
Information Technology — 1.3%
Infineon Technologies	405	16,496
SAP	346	42,821
		59,317
Materials — 0.5%
BASF	300	22,707

Real Estate — 0.3%
Vonovia *	241	13,611

Utilities — 0.2%
E.ON	733	10,041

TOTAL GERMANY		372,284

HONG KONG — 2.4%
Financials — 1.4%
AIA Group	3,765	38,941
Hang Seng Bank	180	3,553
Hong Kong Exchanges & Clearing	394	22,152
		64,646
Industrials — 0.4%
Jardine Matheson Holdings	106	6,237
MTR	400	2,160
Techtronic Industries	632	10,374
		18,771
Real Estate — 0.4%
CK Asset Holdings	600	3,990
Henderson Land Development	400	1,747
Link ‡	600	5,136
Sun Hung Kai Properties	390	4,739
		15,612

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value

COMMON STOCK — continued
Utilities — 0.2%
CLP Holdings	400	$3,996
Hong Kong & China Gas	3,310	5,094
		9,090

TOTAL HONG KONG		108,119

IRELAND — 0.5%
Consumer Discretionary — 0.2%
Flutter Entertainment *	49	7,377

Industrials — 0.1%
Kingspan Group	52	4,962

Materials — 0.2%
CRH	236	11,749

TOTAL IRELAND		24,088

ISRAEL — 0.8%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication *	590	1,006

Consumer Discretionary — 0.0%
Global-e Online, Cl E *	2	71

Financials — 0.3%
Bank Hapoalim	377	3,876
Bank Leumi Le-Israel	485	5,151
First International Bank of Israel	18	742
Israel Discount Bank, Cl A	388	2,576
Mizrahi Tefahot Bank	45	1,724
Plus500	36	710
		14,779
Industrials — 0.1%
Kornit Digital *	19	1,996
Shapir Engineering and Industry	50	479
		2,475

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value

COMMON STOCK — continued
Information Technology — 0.3%
Check Point Software Technologies *	36	$4,356
JFrog *	27	722
Nice *	19	4,825
Nova *	6	689
Tower Semiconductor *	24	814
Wix.com *	17	2,233
		13,639
Real Estate — 0.1%
Amot Investments	6	50
Azrieli Group	13	1,165
Big Shopping Centers	1	160
Melisron *	2	174
Mivne Real Estate KD	85	361
Strauss Group	29	956
		2,866

TOTAL ISRAEL		34,836

ITALY — 2.2%
Consumer Discretionary — 0.3%
Ferrari	44	10,008
Moncler	68	4,295
PRADA	100	608
		14,911
Consumer Staples — 0.1%
Davide Campari-Milano	329	4,090

Energy — 0.3%
Eni	752	11,218

Financials — 0.6%
Intesa Sanpaolo	5,337	15,672
Poste Italiane	152	2,020

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value

COMMON STOCK — continued
Financials — continued
UniCredit	688	$10,790
		28,482
Industrials — 0.1%
Atlantia *	135	2,484
Iveco Group *	67	714
		3,198
Information Technology — 0.2%
Assicurazioni Generali	383	7,977

Utilities — 0.6%
Enel	2,422	18,411
Snam	711	3,953
Terna - Rete Elettrica Nazionale	465	3,623
		25,987

TOTAL ITALY		95,863

JAPAN — 27.7%
Communication Services — 1.9%
Dentsu Group	85	2,906
KDDI	484	15,311
Nexon	158	2,951
Nintendo	42	20,470
Nippon Telegraph & Telephone	347	9,839
SoftBank	865	10,765
SoftBank Group	436	18,961
Toho	47	1,805
Z Holdings	895	4,483
		87,491
Consumer Discretionary — 5.0%
Aisin	60	2,161
Bandai Namco Holdings	75	5,212
Bridgestone	208	9,049
Denso	176	12,974

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value

COMMON STOCK — continued
Consumer Discretionary — continued
Fast Retailing	25	$14,535
Hikari Tsushin	4	476
Honda Motor	602	17,523
Isuzu Motors	239	2,891
Koito Manufacturing	43	2,131
Nissan Motor *	881	4,644
Nitori Holdings	28	3,985
Oriental Land	81	13,975
Pan Pacific International Holdings	199	2,665
Panasonic	832	9,044
Rakuten Group *	308	2,649
Sekisui Chemical	155	2,684
Sekisui House	234	4,700
Sharp *	71	782
Shimano	30	6,669
Subaru	216	3,917
Sumitomo Electric Industries	264	3,465
Suzuki Motor	181	7,641
Toyota Motor	4,388	85,513
Yamaha	58	2,613
ZOZO	58	1,525
		223,423
Consumer Staples — 2.4%
Aeon	509	11,514
Asahi Group Holdings	302	12,235
Kao	273	13,581
Kirin Holdings	481	7,668
Kobe Bussan	80	2,472
Kose	19	1,718
Nissin Foods Holdings	51	3,598
Seven & i Holdings	470	22,814
Shiseido	238	11,902

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value

COMMON STOCK — continued
Consumer Staples — continued
Suntory Beverage & Food	79	$3,024
Unicharm	265	10,181
Welcia Holdings	50	1,343
Yakult Honsha	89	4,495
		106,545
Energy — 0.2%
ENEOS Holdings	1,045	4,129
Inpex	320	3,208
		7,337
Financials — 2.5%
Dai-ichi Life Holdings	382	8,525
Daiwa Securities Group	487	2,909
Japan Exchange Group	178	3,633
Japan Post Bank	135	1,320
Japan Post Insurance	76	1,322
Mitsubishi UFJ Financial Group	3,930	23,571
Mizuho Financial Group	840	11,300
MS&AD Insurance Group Holdings	159	5,418
Nomura Holdings	938	4,110
ORIX	337	6,889
Resona Holdings	769	3,279
Sompo Holdings	122	5,669
Sumitomo Mitsui Financial Group	454	16,206
Sumitomo Mitsui Trust Holdings	122	4,198
T&D Holdings	165	2,417
Tokio Marine Holdings	231	13,693
		114,459
Health Care — 4.2%
Hoya	463	59,289
Kyowa Kirin	337	8,350
M3 *	560	21,136
Otsuka Holdings	633	21,524

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shionogi	374	$20,861
Sysmex	224	21,054
Terumo	953	34,390
		186,604
Industrials — 6.0%
ANA Holdings *	48	1,001
Central Japan Railway	76	9,989
Daifuku	45	3,089
Daikin Industries	107	22,124
East Japan Railway	156	8,860
FANUC	70	13,645
Hankyu Hanshin Holdings	95	2,745
ITOCHU	510	16,231
Japan Airlines *	46	858
Keio	45	2,011
Komatsu	302	7,354
Kubota	354	7,509
Makita	119	4,399
Marubeni	631	6,459
MINEBEA MITSUMI	157	3,787
MISUMI Group	107	3,436
Mitsubishi	508	17,093
Mitsubishi Electric	750	9,318
Mitsui	574	14,215
MonotaRO	94	1,517
Nidec	200	17,514
Nihon M&A Center	128	1,985
Nippon Yusen	100	7,724
Odakyu Electric Railway	125	2,192
Recruit Holdings	591	28,697
Secom	82	5,753
SG Holdings	214	4,509

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SMC	23	$12,653
Taisei	84	2,730
Tokyu	145	1,911
Toshiba	189	7,772
TOTO	58	2,471
Toyota Industries	71	5,484
West Japan Railway	74	3,076
Yamato Holdings	143	3,023
Yaskawa Electric	99	4,085
		267,219
Information Technology — 3.4%
Advantest	66	5,482
Canon	376	8,838
Disco	12	3,239
Fujitsu	61	7,952
GMO Payment Gateway	15	1,282
Itochu Techno-Solutions	18	486
Keyence	64	32,343
Kyocera	120	7,326
Lasertec	28	6,093
Murata Manufacturing	216	16,007
NEC	90	3,476
Nomura Research Institute	136	4,674
NTT Data	227	4,307
Obic	21	3,421
Omron	71	5,117
Oracle Japan *	13	961
Otsuka	34	1,365
Renesas Electronics *	455	5,126
Rohm	32	2,644
Shimadzu	92	3,278
TDK	126	4,483

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tokyo Electron	52	$24,699
Trend Micro *	43	2,261
		154,860
Materials — 1.2%
Asahi Kasei	464	4,514
JFE Holdings	200	2,534
Nippon Paint Holdings	439	3,463
Nippon Sanso Holdings	73	1,433
Nippon Steel	310	4,992
Nitto Denko	55	4,224
Shin-Etsu Chemical	139	22,969
Sumitomo Metal Mining	92	4,190
Toray Industries	589	3,707
		52,026
Real Estate — 0.7%
Daiwa House Industry	218	6,310
Hulic	155	1,484
Mitsubishi Estate	443	6,370
Mitsui Fudosan	305	6,481
Nippon Prologis ‡	1	3,107
Nomura Real Estate Master Fund ‡	1	1,382
Sumitomo Realty & Development	160	4,916
		30,050
Utilities — 0.2%
Chubu Electric Power	260	2,597
Kansai Electric Power	290	2,723
Osaka Gas	137	2,321
Tokyo Gas	130	2,612
		10,253

TOTAL JAPAN		1,240,267

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
LUXEMBOURG — 0.1%
Materials — 0.1%
ArcelorMittal	200	$5,873

MACAO — 0.1%
Consumer Discretionary — 0.1%
Galaxy Entertainment Group *	420	2,410
Sands China *	700	1,926

TOTAL MACAO		4,336

NETHERLANDS — 6.3%
Communication Services — 0.2%
Universal Music Group	415	10,151

Consumer Staples — 0.8%
Heineken	139	14,806
Koninklijke Ahold Delhaize	599	19,308
		34,114
Energy — 1.4%
Shell	2,438	61,710

Financials — 0.5%
EXOR	37	3,062
ING Groep	1,167	17,088
		20,150
Health Care — 0.8%
Koninklijke Philips	1,103	36,333

Information Technology — 2.4%
Adyen *	10	20,055
ASML Holding	131	87,259
		107,314
Materials — 0.2%
Koninklijke DSM	56	10,424

TOTAL NETHERLANDS		280,196

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	631	$1,794

Health Care — 0.4%
Fisher & Paykel Healthcare	701	12,775
Ryman Healthcare	512	3,329
		16,104
Industrials — 0.0%
Auckland International Airport *	447	2,108

Information Technology — 0.1%
Xero *	41	3,262

Utilities — 0.1%
Contact Energy	243	1,250
Mercury NZ	208	758
Meridian Energy	414	1,185
		3,193

TOTAL NEW ZEALAND		26,461

NORWAY — 0.9%
Communication Services — 0.1%
Schibsted, Cl A	28	821
Schibsted, Cl B	34	885
Telenor	222	3,651
		5,357
Consumer Staples — 0.3%
Mowi	255	6,217
Orkla	444	4,223
Salmar	32	2,167
		12,607
Energy — 0.2%
Aker BP Energy	34	1,169

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Equinor	306	$8,438
		9,607
Financials — 0.2%
DNB Bank	300	7,090
Gjensidige Forsikring	62	1,506
		8,596
Industrials — 0.0%
TOMRA Systems	44	2,183

Materials — 0.1%
Norsk Hydro	467	3,561

TOTAL NORWAY		41,911

PORTUGAL — 0.1%
Utilities — 0.1%
Energias de Portugal	919	4,676

SAUDI ARABIA — 0.1%
Consumer Discretionary — 0.1%
Delivery Hero *	63	4,797

SINGAPORE — 1.3%
Communication Services — 0.1%
Singapore Telecommunications	1,765	3,172

Financials — 0.8%
DBS Group Holdings	600	15,619
Oversea-Chinese Banking	1,145	10,560
United Overseas Bank	491	10,879
		37,058
Industrials — 0.1%
Singapore Airlines *	578	2,137
Singapore Technologies Engineering	603	1,664
		3,801

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.2%
STMicroelectronics	199	$9,202

Real Estate — 0.1%
Ascendas Real Estate Investment Trust ‡	1,090	2,225
CapitaLand Integrated Commercial Trust ‡	1,293	1,855
Capitaland Investment *	765	1,952
		6,032

TOTAL SINGAPORE		59,265

SOUTH AFRICA — 0.4%
Materials — 0.4%
Anglo American	438	18,969

SPAIN — 2.2%
Communication Services — 0.3%
Cellnex Telecom *	178	8,041
Telefonica	1,511	6,993
		15,034
Consumer Discretionary — 0.3%
Industria de Diseno Textil	369	11,061

Financials — 0.7%
Banco Bilbao Vizcaya Argentaria	2,005	12,663
Banco Santander	5,201	18,042
		30,705
Industrials — 0.1%
Aena SME *	28	4,493

Information Technology — 0.2%
Amadeus IT Group, Cl A *	144	9,773

Utilities — 0.6%
EDP Renovaveis	83	1,733
Endesa	105	2,336
Iberdrola	1,744	19,863

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Naturgy Energy Group	109	$3,437
		27,369

TOTAL SPAIN		98,435

SWEDEN — 3.9%
Communication Services — 0.1%
Telia	858	3,365

Consumer Discretionary — 0.2%
Evolution	64	7,785

Consumer Staples — 0.4%
Essity, Cl B	346	9,708
Swedish Match	919	7,071
		16,779
Financials — 1.0%
EQT	81	3,121
Industrivarden, Cl A	62	1,937
Industrivarden, Cl C	56	1,721
Investor, Cl A	159	3,581
Investor, Cl B	539	11,569
Kinnevik *	1	31
Kinnevik, Cl B *	79	2,329
L E Lundbergforetagen, Cl B	19	962
Skandinaviska Enskilda Banken, Cl A	536	6,856
Skandinaviska Enskilda Banken, Cl C	4	55
Svenska Handelsbanken, Cl A	506	5,353
Svenska Handelsbanken, Cl B	13	157
Swedbank, Cl A	311	6,049
		43,721
Industrials — 1.4%
Alfa Laval	112	3,738
Assa Abloy, Cl B	343	9,297
Atlas Copco, Cl A	227	13,210

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Atlas Copco, Cl B	133	$6,710
Epiroc, Cl A	209	4,411
Epiroc, Cl B	148	2,652
Investment Latour, Cl B	49	1,506
Nibe Industrier, Cl B	478	4,484
Skanska, Cl B	120	2,907
SKF, Cl B	118	2,564
Volvo, Cl A	49	1,110
Volvo, Cl B	554	12,360
		64,949
Information Technology — 0.4%
Hexagon, Cl B	668	8,889
Sinch *	152	1,533
Telefonaktiebolaget LM Ericsson, Cl B	847	10,417
		20,839
Materials — 0.3%
Sandvik	378	9,812
Svenska Cellulosa, Cl B	206	3,552
		13,364
Real Estate — 0.1%
Fastighets Balder, Cl B *	28	1,839
Sagax, Cl B	41	1,182
Sagax, Cl D	1	3
		3,024

TOTAL SWEDEN		173,826

SWITZERLAND — 4.0%
Consumer Discretionary — 0.6%
Cie Financiere Richemont, Cl A	174	24,846

Financials — 1.2%
Partners Group Holding	7	9,601
UBS Group	1,169	21,470

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Zurich Insurance Group	48	$22,720
		53,791
Health Care — 1.0%
Alcon	602	45,804

Industrials — 0.6%
ABB	633	21,559
Kuehne + Nagel International	17	4,753
		26,312
Materials — 0.6%
Givaudan	3	12,302
Sika	46	15,865
		28,167

TOTAL SWITZERLAND		178,920

TAIWAN — 0.3%
Communication Services — 0.3%
Sea ADR *	100	15,031

UNITED KINGDOM — 9.7%
Communication Services — 0.6%
BT Group, Cl A	2,845	7,464
Vodafone Group	8,437	14,718
WPP	350	5,407
		27,589
Consumer Discretionary — 0.4%
Compass Group	591	13,234
Entain *	186	3,970
		17,204
Consumer Staples — 2.6%
Associated British Foods	204	5,313
Coca-Cola Europacific Partners	121	6,915
Diageo	1,323	66,083

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Imperial Brands	562	$13,207
Ocado Group *	386	7,789
Tesco	4,432	17,660
		116,967
Energy — 0.7%
BP	6,424	32,993

Financials — 2.9%
3i Group	291	5,349
Aviva	1,305	7,602
Barclays	4,680	12,383
HSBC Holdings	6,523	46,173
Legal & General Group	1,966	7,581
Lloyds Banking Group	21,021	14,398
London Stock Exchange Group	105	10,171
NatWest Group	1,725	5,610
Prudential	815	13,510
Standard Chartered	803	5,783
		128,560
Health Care — 0.4%
Smith & Nephew	1,079	18,146

Industrials — 1.3%
Ashtead Group	157	11,050
CK Hutchison Holdings	720	5,097
CNH Industrial	336	5,023
Experian	341	14,095
RELX	702	21,380
		56,645
Materials — 0.1%
Croda International	44	4,706

Real Estate — 0.1%
Segro ‡	391	6,830

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.6%
National Grid	1,213	$17,570
SSE	347	7,367
		24,937

TOTAL UNITED KINGDOM		434,577

UNITED STATES — 2.1%
Communication Services — 0.2%
Spotify Technology *	40	7,850

Consumer Discretionary — 0.3%
Fiverr International *	13	1,109
Stellantis *	739	14,058
		15,167
Health Care — 0.1%
Inmode *	55	2,653

Industrials — 1.0%
Ferguson	81	12,606
Schneider Electric	200	33,487
		46,093
Information Technology — 0.4%
Atlassian, Cl A *	45	14,595
CyberArk Software *	13	1,783
		16,378
Materials — 0.1%
James Hardie Industries	148	4,907

TOTAL UNITED STATES		93,048

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $4,017,348)		$4,448,003

PREFERRED STOCK — 0.6%
GERMANY— 0.6%
Consumer Discretionary — 0.4%
Bayerische Motoren Werke (A)	17	1,450
Porsche Automobil Holding (A)	50	4,619
Volkswagen (A)	65	13,358
		19,427
Consumer Staples — 0.2%
Henkel & KGaA (A)	103	8,366

TOTAL GERMANY		27,793
TOTAL PREFERRED STOCK
(Cost $30,745)		27,793
TOTAL INVESTMENTS — 99.9%
(Cost $4,048,093)		$4,475,796

Percentages are based on Net Assets of $4,480,131.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	There is currently no stated interest rate.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2022, all of the Fund's investments were considered Level 1 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2022

GGlobal X S&P Catholic Values Developed ex-US ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.2%
CANADA — 0.9%
Information Technology — 0.9%
Shopify, Cl A *	635	$612,292

CHINA — 2.6%
Consumer Discretionary — 1.4%
JD.com ADR *	12,411	929,336

Information Technology — 1.2%
GDS Holdings ADR *	17,662	775,008

TOTAL CHINA		1,704,344
DENMARK — 1.3%
Health Care — 1.3%
Ascendis Pharma ADR *	6,752	821,313

SOUTH KOREA — 1.1%
Consumer Discretionary — 1.1%
Coupang, Cl A *	35,589	740,963

TAIWAN — 0.8%
Communication Services — 0.8%
Sea ADR *	3,224	484,600

UNITED KINGDOM — 1.5%
Communication Services — 1.5%
Liberty Global, Cl C *	36,801	995,099

UNITED STATES — 90.0%
Communication Services — 8.4%
Alphabet, Cl C *	356	966,173
Charter Communications, Cl A *	1,539	913,150
DISH Network, Cl A *	29,652	931,073
Liberty Broadband, Cl C *	6,317	937,506
Meta Platforms, Cl A *	3,092	968,600
Netflix *	1,548	661,213
		5,377,715

Schedule of Investments (Unaudited)	January 31, 2022

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 12.7%
Amazon.com *	300	$897,441
Booking Holdings *	446	1,095,434
Churchill Downs	4,468	939,620
DoorDash, Cl A *	4,532	514,337
Expedia Group *	6,044	1,107,805
Home Depot	2,703	991,947
Lithia Motors, Cl A	3,183	929,850
Lowe's	4,333	1,028,437
Wayfair, Cl A *	3,963	617,911
		8,122,782
Consumer Staples — 4.8%
Albertsons, Cl A	31,197	878,196
Mondelez International, Cl A	16,978	1,138,035
Post Holdings *	9,972	1,055,237
		3,071,468
Energy — 3.1%
Cheniere Energy	9,982	1,116,986
Texas Pacific Land	818	879,350
		1,996,336
Financials — 10.6%
Arch Capital Group *	24,845	1,150,820
Capital One Financial	6,894	1,011,557
KKR	13,616	968,914
LPL Financial Holdings	6,317	1,088,545
S&P Global	2,262	939,228
Upstart Holdings *	4,507	491,308
Wells Fargo	21,056	1,132,813
		6,783,185
Health Care — 14.5%
Bausch Health *	39,916	980,736
Bristol-Myers Squibb	17,946	1,164,516

Schedule of Investments (Unaudited)	January 31, 2022

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Fate Therapeutics *	19,111	$793,298
Ginkgo Bioworks Holdings * (A)	75,608	452,136
Invitae *	48,543	545,623
Mirati Therapeutics *	7,501	894,869
Rocket Pharmaceuticals *	38,939	647,945
Seagen *	5,832	784,462
Tenet Healthcare *	13,349	989,428
Turning Point Therapeutics *	23,954	891,808
Viatris, Cl W *	76,532	1,145,684
		9,290,505
Industrials — 5.3%
Enovix * (A)	29,977	482,930
IHS Markit	8,075	943,079
Otis Worldwide	12,588	1,075,393
Uber Technologies *	23,248	869,475
		3,370,877
Information Technology — 18.2%
Adobe *	1,579	843,660
Appian, Cl A *	11,828	666,744
Apple	7,026	1,228,004
Bill.com Holdings *	3,121	587,403
Dell Technologies, Cl C *	18,704	1,062,574
Elastic *	5,695	531,059
Fiserv *	10,387	1,097,906
Microsoft	3,123	971,191
NortonLifeLock	42,186	1,097,258
Palo Alto Networks *	2,026	1,048,252
Pegasystems	8,826	875,716
Unity Software *	5,427	570,649
Visa, Cl A	4,944	1,118,185
		11,698,601

Schedule of Investments (Unaudited)	January 31, 2022

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 4.3%
Ashland Global Holdings	9,893	$950,124
International Flavors & Fragrances	6,956	917,635
Sherwin-Williams	3,132	897,349
		2,765,108
Real Estate — 4.6%
American Tower, Cl A ‡	4,095	1,029,893
VICI Properties ‡ (A)	36,236	1,037,074
Zillow Group, Cl C *	16,938	855,030
		2,921,997
Utilities — 3.5%
PG&E *	86,359	1,104,532
Vistra	51,895	1,131,830
		2,236,362

TOTAL UNITED STATES		57,634,936
TOTAL COMMON STOCK
(Cost $66,849,786)		62,993,547

MASTER LIMITED PARTNERSHIP — 1.7%
UNITED STATES— 1.7%
Industrials — 1.7%
Icahn Enterprises (Cost $1,058,416)	20,192	1,097,435

SHORT-TERM INVESTMENT(B)(C) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $736,627)	736,627	736,627

Schedule of Investments (Unaudited)	January 31, 2022

Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.1%
BNP Paribas
0.030%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $680,043 (collateralized by various U.S. Treasury Obligations, ranging in par value $25,460 - $91,204, 1.130%, 02/28/25, with a total market value of $691,663)
(Cost $680,043)	$680,043	$680,043
TOTAL INVESTMENTS — 102.1%
(Cost $69,324,871)		$65,507,652

Percentages are based on Net Assets of $64,140,987.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $1,475,532.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $1,416,670.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt
Cl — Class
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$62,993,547	$—	$—	$62,993,547
Master Limited Partnership	1,097,435	—	—	1,097,435
Short-Term Investment	736,627	—	—	736,627
Repurchase Agreement	—	680,043	—	680,043
Total Investments in Securities	$64,827,609	$680,043	$—	$65,507,652

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	January 31, 2022

Global X Guru® Index ETF

Amounts designated as “—” are $0 or have been rounded to $.0

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements..

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 98.6% (A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	22	$4,520

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	44	14,022

UNITED STATES — 98.1%
Communication Services — 9.9%
Activision Blizzard	65	5,136
Alphabet, Cl A *	27	73,064
Alphabet, Cl C *	25	67,849
AT&T	654	16,677
Charter Communications, Cl A *	10	5,933
Comcast, Cl A	398	19,896
Discovery, Cl A *	13	363
Discovery, Cl C *	26	711
DISH Network, Cl A *	26	816
Electronic Arts	26	3,449
Fox, Cl A	26	1,056
Fox, Cl B	13	483
Interpublic Group	39	1,386
Live Nation Entertainment *	13	1,424
Lumen Technologies	91	1,125
Match Group *	25	2,818
Meta Platforms, Cl A *	209	65,471
Netflix *	40	17,086
News, Cl A	39	867
News, Cl B	13	289
Omnicom Group	16	1,206
Take-Two Interactive Software *	13	2,124
T-Mobile US *	52	5,625
Twitter *	68	2,551

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications	361	$19,216
ViacomCBS, Cl B	52	1,739
Walt Disney *	159	22,732
		341,092
Consumer Discretionary — 11.7%
Advance Auto Parts	5	1,158
Amazon.com *	39	116,667
Aptiv *	26	3,551
AutoZone *	2	3,973
Bath & Body Works	26	1,458
Best Buy	22	2,184
Booking Holdings *	3	7,368
BorgWarner	26	1,140
Caesars Entertainment *	21	1,599
CarMax *	13	1,445
Carnival *	68	1,347
Chipotle Mexican Grill, Cl A *	2	2,971
Darden Restaurants	13	1,818
Dollar General	19	3,961
Dollar Tree *	18	2,362
Domino's Pizza	3	1,364
DR Horton	26	2,320
eBay	55	3,304
Etsy *	13	2,042
Expedia Group *	13	2,383
Ford Motor	344	6,983
Gap	16	289
Garmin	13	1,617
General Motors *	132	6,960
Genuine Parts	13	1,732
Hasbro	13	1,202
Hilton Worldwide Holdings *	26	3,773
Home Depot	93	34,129

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Las Vegas Sands *	26	$1,139
Lennar, Cl A	26	2,499
LKQ	26	1,427
Lowe's	60	14,241
Marriott International, Cl A *	26	4,189
McDonald's	68	17,643
MGM Resorts International	39	1,666
Mohawk Industries *	4	631
Newell Brands	29	673
NIKE, Cl B	111	16,436
Norwegian Cruise Line Holdings *	29	604
O'Reilly Automotive *	5	3,259
Penn National Gaming *	13	593
Pool	3	1,429
PulteGroup	26	1,370
PVH	8	760
Ralph Lauren, Cl A	3	333
Ross Stores	34	3,324
Royal Caribbean Cruises *	22	1,712
Starbucks	104	10,225
Tapestry	26	987
Target	45	9,919
Tesla *	72	67,444
TJX	107	7,701
Tractor Supply	9	1,965
Ulta Beauty *	4	1,455
Under Armour, Cl A *	13	245
Under Armour, Cl C *	13	208
VF	26	1,695
Whirlpool	5	1,051
Wynn Resorts *	13	1,111
Yum! Brands	26	3,254
		402,288

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 6.1%
Altria Group	169	$8,599
Archer-Daniels-Midland	52	3,900
Brown-Forman, Cl B	13	877
Campbell Soup	13	574
Church & Dwight	26	2,669
Clorox	13	2,182
Coca-Cola	348	21,232
Colgate-Palmolive	78	6,431
Conagra Brands	39	1,356
Constellation Brands, Cl A	15	3,566
Costco Wholesale	40	20,205
Estee Lauder, Cl A	22	6,859
General Mills	52	3,571
Hershey	13	2,562
Hormel Foods	26	1,234
J M Smucker	13	1,828
Kellogg	26	1,638
Kimberly-Clark	30	4,130
Kraft Heinz	55	1,969
Kroger	65	2,833
Lamb Weston Holdings	13	835
McCormick	26	2,608
Molson Coors Beverage, Cl B	13	620
Mondelez International, Cl A	129	8,647
Monster Beverage *	35	3,035
PepsiCo	124	21,516
Philip Morris International	134	13,782
Procter & Gamble	213	34,176
Sysco	48	3,751
Tyson Foods, Cl A	26	2,363
Walgreens Boots Alliance	65	3,234
Walmart	124	17,336
		210,118

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Energy — 3.3%
APA	29	$963
Baker Hughes, Cl A	68	1,866
Chevron	168	22,063
ConocoPhillips	117	10,368
Coterra Energy	39	854
Devon Energy	52	2,630
Diamondback Energy	13	1,640
EOG Resources	52	5,797
Exxon Mobil	370	28,105
Halliburton	78	2,398
Hess	26	2,400
Kinder Morgan	172	2,986
Marathon Oil	68	1,324
Marathon Petroleum	55	3,946
Occidental Petroleum	78	2,938
ONEOK	39	2,366
Phillips 66	39	3,307
Pioneer Natural Resources	22	4,816
Schlumberger	120	4,688
Valero Energy	39	3,236
Williams	107	3,204
		111,895
Financials — 11.1%
Aflac	52	3,267
Allstate	26	3,137
American Express	54	9,710
American International Group	78	4,504
Ameriprise Financial	11	3,347
Aon, Cl A	19	5,252
Arthur J Gallagher	17	2,685
Assurant	4	610
Bank of America	648	29,899
Bank of New York Mellon	68	4,030

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Berkshire Hathaway, Cl B *	161	$50,396
BlackRock, Cl A	13	10,698
Brown & Brown	22	1,458
Capital One Financial	39	5,722
Cboe Global Markets	13	1,541
Charles Schwab	139	12,190
Chubb	39	7,694
Cincinnati Financial	13	1,532
Citigroup	182	11,852
Citizens Financial Group	39	2,007
CME Group, Cl A	31	7,114
Comerica	13	1,206
Discover Financial Services	26	3,009
Everest Re Group	4	1,134
FactSet Research Systems	3	1,266
Fifth Third Bancorp	65	2,901
First Republic Bank	13	2,257
Franklin Resources	26	831
Globe Life	13	1,330
Goldman Sachs Group	31	10,995
Hartford Financial Services Group	26	1,869
Huntington Bancshares	130	1,958
Intercontinental Exchange	52	6,586
Invesco	26	589
JPMorgan Chase	260	38,636
KeyCorp	81	2,030
Lincoln National	13	910
Loews	13	776
M&T Bank	13	2,202
MarketAxess Holdings	3	1,033
Marsh & McLennan	44	6,760
MetLife	65	4,359
Moody's	13	4,459

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Morgan Stanley	130	$13,330
MSCI, Cl A	7	3,753
Nasdaq	9	1,613
Northern Trust	18	2,100
People's United Financial	39	756
PNC Financial Services Group	39	8,034
Principal Financial Group	26	1,900
Progressive	52	5,650
Prudential Financial	30	3,347
Raymond James Financial	18	1,906
Regions Financial	81	1,858
S&P Global	21	8,720
Signature Bank NY	5	1,523
State Street	26	2,457
SVB Financial Group *	5	2,919
Synchrony Financial	52	2,215
T Rowe Price Group	18	2,780
Travelers	21	3,490
Truist Financial	117	7,350
US Bancorp	120	6,983
W R Berkley	13	1,098
Wells Fargo	356	19,153
Willis Towers Watson	13	3,041
Zions Bancorp	13	882
		382,599
Health Care — 12.9%
Abbott Laboratories	154	19,629
AbbVie	154	21,081
ABIOMED *	4	1,183
Agilent Technologies	26	3,622
Align Technology *	6	2,970
AmerisourceBergen, Cl A	13	1,771
Amgen	52	11,811

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Anthem	21	$9,261
Baxter International	47	4,016
Becton Dickinson	26	6,608
Biogen *	13	2,938
Bio-Rad Laboratories, Cl A *	2	1,199
Bio-Techne	3	1,129
Boston Scientific *	130	5,577
Bristol-Myers Squibb	205	13,302
Cardinal Health	26	1,341
Catalent *	13	1,351
Centene *	52	4,044
Cerner	26	2,371
Charles River Laboratories International *	4	1,319
Cigna	30	6,914
Cooper	4	1,593
CVS Health	117	12,462
Danaher	58	16,576
DaVita *	5	542
DENTSPLY SIRONA	16	855
Dexcom *	8	3,444
Edwards Lifesciences *	56	6,115
Eli Lilly	69	16,932
Gilead Sciences	115	7,898
HCA Healthcare	23	5,521
Henry Schein *	13	979
Hologic *	26	1,826
Humana	11	4,318
IDEXX Laboratories *	7	3,551
Illumina *	13	4,535
Incyte *	13	966
Intuitive Surgical *	33	9,378
IQVIA Holdings *	18	4,408
Johnson & Johnson	232	39,971

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Laboratory Corp of America Holdings *	10	$2,714
McKesson	13	3,337
Medtronic	116	12,005
Merck	220	17,926
Mettler-Toledo International *	2	2,945
Moderna *	31	5,249
Organon	26	830
PerkinElmer	13	2,238
Pfizer	492	25,923
Quest Diagnostics	13	1,755
Regeneron Pharmaceuticals *	9	5,477
ResMed	13	2,972
STERIS	10	2,244
Stryker	30	7,442
Teleflex	4	1,241
Thermo Fisher Scientific	35	20,346
UnitedHealth Group	83	39,223
Universal Health Services, Cl B	8	1,040
Vertex Pharmaceuticals *	22	5,347
Viatris, Cl W *	107	1,602
Waters *	5	1,601
West Pharmaceutical Services	6	2,359
Zimmer Biomet Holdings	18	2,214
Zoetis, Cl A	42	8,391
		441,728
Industrials — 7.8%
3M	52	8,633
Alaska Air Group *	13	712
Allegion	9	1,105
American Airlines Group *	55	906
AMETEK	22	3,009
AO Smith	13	993
Boeing *	47	9,411

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Carrier Global	79	$3,767
Caterpillar	48	9,675
CH Robinson Worldwide	13	1,360
Cintas	7	2,741
Copart *	21	2,714
CSX	198	6,776
Cummins	13	2,871
Deere	26	9,786
Delta Air Lines *	55	2,183
Dover	13	2,209
Eaton	33	5,228
Emerson Electric	52	4,781
Equifax	10	2,398
Expeditors International of Washington	13	1,488
Fastenal	52	2,947
FedEx	23	5,655
Fortive	29	2,046
Fortune Brands Home & Security	13	1,224
Generac Holdings *	5	1,412
General Dynamics	22	4,666
General Electric	101	9,542
Honeywell International	59	12,064
Howmet Aerospace	39	1,212
Huntington Ingalls Industries	4	749
IDEX	9	1,939
IHS Markit	37	4,321
Illinois Tool Works	26	6,082
Ingersoll Rand	39	2,192
Jacobs Engineering Group	13	1,692
JB Hunt Transport Services	9	1,733
Johnson Controls International	65	4,724
L3Harris Technologies	19	3,976
Leidos Holdings	13	1,163

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin	23	$8,950
Masco	26	1,647
Nielsen Holdings	29	547
Norfolk Southern	23	6,256
Northrop Grumman	13	4,809
Old Dominion Freight Line	7	2,114
Otis Worldwide	39	3,332
PACCAR	26	2,418
Parker-Hannifin	13	4,030
Pentair	13	828
Quanta Services	13	1,335
Raytheon Technologies	139	12,536
Republic Services, Cl A	18	2,298
Robert Half International	13	1,472
Rockwell Automation	11	3,181
Rollins	16	494
Roper Technologies	10	4,372
Snap-On	5	1,041
Southwest Airlines *	52	2,328
Stanley Black & Decker	13	2,270
Textron	16	1,089
Trane Technologies	23	3,981
TransDigm Group *	4	2,465
Union Pacific	57	13,939
United Airlines Holdings *	26	1,115
United Parcel Service, Cl B	65	13,144
United Rentals *	6	1,921
Verisk Analytics, Cl A	13	2,550
Waste Management	33	4,965
Westinghouse Air Brake Technologies	13	1,156
WW Grainger	4	1,980
Xylem	13	1,365
		268,013

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 28.1%
Accenture, Cl A	55	$19,447
Adobe *	43	22,975
Advanced Micro Devices *	105	11,996
Akamai Technologies *	13	1,489
Amphenol, Cl A	52	4,139
Analog Devices	46	7,543
ANSYS *	7	2,380
Apple	1,381	241,371
Applied Materials	82	11,331
Arista Networks *	20	2,486
Autodesk *	19	4,746
Automatic Data Processing	39	8,041
Broadcom	36	21,092
Broadridge Financial Solutions	13	2,070
Cadence Design Systems *	26	3,956
CDW	13	2,458
Ceridian HCM Holding *	12	910
Cisco Systems	369	20,542
Citrix Systems	13	1,325
Cognizant Technology Solutions, Cl A	49	4,186
Corning	65	2,733
DXC Technology *	26	782
Enphase Energy *	13	1,826
EPAM Systems *	5	2,381
F5 *	4	830
Fidelity National Information Services	52	6,236
Fiserv *	52	5,496
FleetCor Technologies *	9	2,144
Fortinet *	13	3,864
Gartner *	6	1,763
Global Payments	26	3,897
Hewlett Packard Enterprise	117	1,911
HP	104	3,820

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	364	$17,770
International Business Machines	78	10,418
Intuit	25	13,881
IPG Photonics *	4	618
Jack Henry & Associates	8	1,342
Juniper Networks	26	905
Keysight Technologies *	16	2,701
KLA	13	5,060
Lam Research	13	7,669
Mastercard, Cl A	78	30,138
Microchip Technology	52	4,029
Micron Technology	103	8,474
Microsoft	665	206,802
Monolithic Power Systems	3	1,209
Motorola Solutions	15	3,479
NetApp	22	1,903
NortonLifeLock	52	1,352
NVIDIA	221	54,114
Oracle	144	11,687
Paychex	26	3,062
Paycom Software *	4	1,341
PayPal Holdings *	107	18,398
PTC *	13	1,511
Qorvo *	13	1,785
QUALCOMM	100	17,576
salesforce.com *	85	19,774
Seagate Technology Holdings	13	1,393
ServiceNow *	17	9,958
Skyworks Solutions	13	1,905
SolarEdge Technologies *	4	953
Synopsys *	13	4,036
TE Connectivity	29	4,147
Teledyne Technologies *	4	1,686

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne	13	$1,527
Texas Instruments	82	14,718
Trimble *	26	1,876
Tyler Technologies *	3	1,421
VeriSign *	10	2,172
Visa, Cl A	151	34,152
Western Digital *	26	1,345
Xilinx	21	4,065
Zebra Technologies, Cl A *	4	2,036
		966,554
Materials — 2.1%
Air Products & Chemicals	18	5,078
Albemarle	9	1,987
Amcor	133	1,597
Avery Dennison	9	1,849
Ball	26	2,524
Celanese, Cl A	8	1,246
CF Industries Holdings	16	1,102
Corteva	65	3,125
Dow	65	3,882
DuPont de Nemours	52	3,983
Eastman Chemical	13	1,546
Ecolab	24	4,547
FMC	13	1,435
Freeport-McMoRan	130	4,839
International Flavors & Fragrances	26	3,430
International Paper	39	1,882
LyondellBasell Industries, Cl A	26	2,515
Martin Marietta Materials	5	1,946
Mosaic	26	1,039
Newmont	68	4,159
Nucor	26	2,636
Packaging Corp of America	10	1,506

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	23	$3,593
Sealed Air	13	883
Sherwin-Williams	20	5,730
Vulcan Materials	13	2,474
Westrock	26	1,200
		71,733
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	13	2,533
American Tower, Cl A ‡	41	10,311
AvalonBay Communities ‡	13	3,175
Boston Properties ‡	13	1,457
CBRE Group, Cl A *	26	2,635
Crown Castle International ‡	39	7,118
Digital Realty Trust ‡	26	3,880
Duke Realty ‡	29	1,676
Equinix ‡	8	5,799
Equity Residential ‡	26	2,307
Essex Property Trust ‡	5	1,662
Extra Space Storage ‡	13	2,576
Federal Realty Investment Trust ‡	5	637
Healthpeak Properties ‡	52	1,839
Host Hotels & Resorts ‡ *	65	1,127
Iron Mountain ‡	26	1,194
Kimco Realty ‡	52	1,262
Mid-America Apartment Communities ‡	9	1,860
ProLogis ‡	65	10,193
Public Storage ‡	13	4,661
Realty Income ‡	51	3,540
Regency Centers ‡	13	933
SBA Communications, Cl A ‡	11	3,580
Simon Property Group ‡	26	3,827
UDR ‡	26	1,478
Ventas ‡	29	1,538

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Vornado Realty Trust ‡	13	$533
Welltower ‡	39	3,379
Weyerhaeuser ‡	65	2,628
		89,338
Utilities — 2.5%
AES	55	1,220
Alliant Energy	26	1,556
Ameren	26	2,307
American Electric Power	47	4,249
American Water Works	16	2,573
Atmos Energy	13	1,394
CenterPoint Energy	52	1,475
CMS Energy	26	1,674
Consolidated Edison	26	2,248
Dominion Energy	75	6,049
DTE Energy	13	1,566
Duke Energy	65	6,829
Edison International	29	1,821
Entergy	17	1,900
Evergy	26	1,689
Eversource Energy	26	2,327
Exelon	90	5,216
FirstEnergy	52	2,182
NextEra Energy	170	13,280
NiSource	39	1,138
NRG Energy	26	1,038
Pinnacle West Capital	13	905
PPL	65	1,929
Public Service Enterprise Group	42	2,794
Sempra Energy	26	3,592
Southern	91	6,324
WEC Energy Group	26	2,523

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	52	$3,622
		85,420

TOTAL UNITED STATES		3,370,778
TOTAL COMMON STOCK
(Cost $3,348,241)		3,389,320
TOTAL INVESTMENTS — 98.6%
(Cost $3,348,241)		$3,389,320

PURCHASED OPTION— 1.2%(1)
UNITED STATES— 1.2%
(Cost $56,624)	75	$41,513

Percentages are based on Net Assets of $3,437,187.

A list of the exchange traded option contracts held by the Fund at January 31, 2022, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 1.2%
Put Options
The Mini-SPX Index*	75	$56,624	$419.00	03/18/22	$41,513

*	Non-income producing security.
+	Notional amount for purchased options totals $3,386,700.
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for purchased option contracts. The aggregate market value of collateral at January 31, 2022 was $3,389,320.

Cl — Class
S&P — Standard & Poor's

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Tail Risk ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,389,320	$—	$—	$3,389,320
Total Investments in Securities	$3,389,320	$—	$—	$3,389,320

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$41,513	$—	$—	$41,513
Total Other Financial Instruments	$41,513	$—	$—	$41,513

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 101.4% (A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	134	$27,529

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	232	73,934

UNITED STATES — 100.8%
Communication Services — 10.2%
Activision Blizzard	375	29,629
Alphabet, Cl A *	145	392,380
Alphabet, Cl C *	136	369,100
AT&T	3,399	86,674
Charter Communications, Cl A *	61	36,194
Comcast, Cl A	2,190	109,478
Discovery, Cl A *	71	1,981
Discovery, Cl C *	142	3,884
DISH Network, Cl A *	142	4,459
Electronic Arts	142	18,838
Fox, Cl A	142	5,766
Fox, Cl B	71	2,640
Interpublic Group	213	7,570
Live Nation Entertainment *	71	7,775
Lumen Technologies	469	5,797
Match Group *	142	16,003
Meta Platforms, Cl A *	1,134	355,237
Netflix *	212	90,554
News, Cl A	213	4,737
News, Cl B	71	1,579
Omnicom Group	91	6,858
Take-Two Interactive Software *	62	10,127
T-Mobile US *	284	30,720
Twitter *	375	14,066

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications	1,978	$105,289
ViacomCBS, Cl B	284	9,500
Walt Disney *	875	125,099
		1,851,934
Consumer Discretionary — 12.0%
Advance Auto Parts	16	3,704
Amazon.com *	210	628,209
Aptiv *	142	19,394
AutoZone *	9	17,877
Bath & Body Works	142	7,962
Best Buy	100	9,928
Booking Holdings *	18	44,210
BorgWarner	142	6,227
Caesars Entertainment *	80	6,091
CarMax *	71	7,893
Carnival *	375	7,429
Chipotle Mexican Grill, Cl A *	12	17,827
Darden Restaurants	71	9,931
Dollar General	128	26,685
Dollar Tree *	126	16,534
Domino's Pizza	10	4,547
DR Horton	142	12,669
eBay	304	18,261
Etsy *	65	10,210
Expedia Group *	71	13,014
Ford Motor	1,919	38,956
Gap	91	1,644
Garmin	71	8,834
General Motors *	714	37,649
Genuine Parts	71	9,459
Hasbro	71	6,566
Hilton Worldwide Holdings *	142	20,606
Home Depot	508	186,426

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Las Vegas Sands *	142	$6,220
Lennar, Cl A	142	13,648
LKQ	142	7,794
Lowe's	346	82,123
Marriott International, Cl A *	142	22,879
McDonald's	358	92,883
MGM Resorts International	213	9,099
Mohawk Industries *	9	1,421
Newell Brands	203	4,712
NIKE, Cl B	625	92,544
Norwegian Cruise Line Holdings *	195	4,062
NVR *	1	5,327
O'Reilly Automotive *	29	18,901
Penn National Gaming *	71	3,238
Pool	11	5,239
PulteGroup	142	7,482
PVH	11	1,045
Ralph Lauren, Cl A	3	333
Ross Stores	150	14,662
Royal Caribbean Cruises *	138	10,738
Starbucks	568	55,846
Tapestry	142	5,389
Target	221	48,715
Tesla *	393	368,131
TJX	566	40,735
Tractor Supply	62	13,535
Ulta Beauty *	15	5,456
Under Armour, Cl A *	71	1,337
Under Armour, Cl C *	71	1,135
VF	142	9,260
Whirlpool	22	4,624
Wynn Resorts *	71	6,067

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum! Brands	142	$17,774
		2,181,096
Consumer Staples — 6.3%
Altria Group	884	44,978
Archer-Daniels-Midland	284	21,300
Brown-Forman, Cl B	71	4,788
Campbell Soup	71	3,132
Church & Dwight	142	14,576
Clorox	71	11,918
Coca-Cola	1,845	112,563
Colgate-Palmolive	426	35,124
Conagra Brands	213	7,404
Constellation Brands, Cl A	75	17,831
Costco Wholesale	212	107,088
Estee Lauder, Cl A	122	38,038
General Mills	284	19,505
Hershey	71	13,992
Hormel Foods	142	6,741
J M Smucker	71	9,981
Kellogg	142	8,946
Kimberly-Clark	146	20,097
Kraft Heinz	345	12,351
Kroger	355	15,474
Lamb Weston Holdings	71	4,559
McCormick	142	14,244
Molson Coors Beverage, Cl B	71	3,384
Mondelez International, Cl A	669	44,843
Monster Beverage *	189	16,390
PepsiCo	663	115,044
Philip Morris International	762	78,372
Procter & Gamble	1,164	186,764
Sysco	233	18,209
Tyson Foods, Cl A	142	12,906

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walgreens Boots Alliance	355	$17,665
Walmart	696	97,308
		1,135,515
Energy — 3.4%
APA	175	5,812
Baker Hughes, Cl A	416	11,415
Chevron	921	120,955
ConocoPhillips	649	57,514
Coterra Energy	407	8,913
Devon Energy	284	14,362
Diamondback Energy	71	8,957
EOG Resources	284	31,660
Exxon Mobil	2,039	154,883
Halliburton	426	13,095
Hess	142	13,105
Kinder Morgan	943	16,371
Marathon Oil	375	7,301
Marathon Petroleum	304	21,812
Occidental Petroleum	426	16,048
ONEOK	213	12,925
Phillips 66	213	18,060
Pioneer Natural Resources	125	27,361
Schlumberger	687	26,841
Valero Energy	213	17,673
Williams	588	17,605
		622,668
Financials — 11.4%
Aflac	284	17,841
Allstate	142	17,135
American Express	292	52,507
American International Group	426	24,601
Ameriprise Financial	63	19,172
Aon, Cl A	91	25,156

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Arthur J Gallagher	86	$13,583
Assurant	9	1,373
Bank of America	3,460	159,644
Bank of New York Mellon	375	22,222
Berkshire Hathaway, Cl B *	868	271,701
BlackRock, Cl A	71	58,429
Brown & Brown	139	9,213
Capital One Financial	213	31,253
Cboe Global Markets	56	6,638
Charles Schwab	709	62,179
Chubb	213	42,021
Cincinnati Financial	71	8,366
Citigroup	966	62,906
Citizens Financial Group	213	10,963
CME Group, Cl A	159	36,491
Comerica	71	6,587
Discover Financial Services	142	16,437
Everest Re Group	10	2,834
FactSet Research Systems	10	4,219
Fifth Third Bancorp	355	15,844
First Republic Bank	74	12,846
Franklin Resources	142	4,540
Globe Life	71	7,263
Goldman Sachs Group	154	54,621
Hartford Financial Services Group	142	10,206
Huntington Bancshares	710	10,693
Intercontinental Exchange	284	35,971
Invesco	142	3,218
JPMorgan Chase	1,422	211,309
KeyCorp	446	11,177
Lincoln National	71	4,969
Loews	71	4,236
M&T Bank	71	12,026

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MarketAxess Holdings	10	$3,445
Marsh & McLennan	238	36,566
MetLife	355	23,806
Moody's	73	25,039
Morgan Stanley	710	72,803
MSCI, Cl A	40	21,445
Nasdaq	63	11,290
Northern Trust	97	11,314
People's United Financial	213	4,128
PNC Financial Services Group	213	43,876
Principal Financial Group	142	10,375
Progressive	284	30,859
Prudential Financial	197	21,979
Raymond James Financial	76	8,046
Regions Financial	446	10,231
S&P Global	125	51,902
Signature Bank NY	16	4,874
State Street	164	15,498
SVB Financial Group *	25	14,598
Synchrony Financial	284	12,096
T Rowe Price Group	126	19,458
Travelers	130	21,603
Truist Financial	639	40,142
US Bancorp	659	38,347
W R Berkley	71	5,999
Wells Fargo	1,942	104,480
Willis Towers Watson	71	16,611
Zions Bancorp	71	4,815
		2,068,015
Health Care — 13.1%
Abbott Laboratories	847	107,959
AbbVie	846	115,809
ABIOMED *	12	3,551

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agilent Technologies	142	$19,784
Align Technology *	32	15,839
AmerisourceBergen, Cl A	71	9,670
Amgen	274	62,236
Anthem	121	53,360
Baxter International	219	18,711
Becton Dickinson	142	36,088
Biogen *	71	16,046
Bio-Rad Laboratories, Cl A *	8	4,798
Bio-Techne	10	3,764
Boston Scientific *	712	30,545
Bristol-Myers Squibb	1,057	68,589
Cardinal Health	142	7,323
Catalent *	71	7,379
Centene *	284	22,084
Cerner	142	12,950
Charles River Laboratories International *	13	4,287
Cigna	148	34,108
Cooper	13	5,178
CVS Health	639	68,060
Danaher	294	84,022
DaVita *	5	542
DENTSPLY SIRONA	91	4,861
Dexcom *	55	23,676
Edwards Lifesciences *	289	31,559
Eli Lilly	370	90,794
Gilead Sciences	580	39,834
HCA Healthcare	130	31,207
Henry Schein *	71	5,346
Hologic *	142	9,974
Humana	66	25,905
IDEXX Laboratories *	47	23,843
Illumina *	71	24,766

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Incyte *	71	$5,277
Intuitive Surgical *	159	45,185
IQVIA Holdings *	82	20,082
Johnson & Johnson	1,268	218,464
Laboratory Corp of America Holdings *	59	16,010
McKesson	71	18,227
Medtronic	637	65,923
Merck	1,204	98,102
Mettler-Toledo International *	10	14,727
Moderna *	157	26,585
Organon	142	4,531
PerkinElmer	61	10,502
Pfizer	2,726	143,633
Quest Diagnostics	71	9,586
Regeneron Pharmaceuticals *	58	35,298
ResMed	71	16,231
STERIS	59	13,240
Stryker	149	36,960
Teleflex	12	3,722
Thermo Fisher Scientific	198	115,097
UnitedHealth Group	446	210,766
Universal Health Services, Cl B	25	3,252
Vertex Pharmaceuticals *	132	32,083
Viatris, Cl W *	588	8,802
Waters *	16	5,122
West Pharmaceutical Services	47	18,481
Zimmer Biomet Holdings	97	11,933
Zoetis, Cl A	217	43,354
		2,375,622
Industrials — 8.0%
3M	284	47,150
Alaska Air Group *	71	3,886
Allegion	51	6,259

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
American Airlines Group *	304	$5,007
AMETEK	126	17,233
AO Smith	71	5,426
Boeing *	274	54,866
Carrier Global	428	20,407
Caterpillar	273	55,026
CH Robinson Worldwide	71	7,430
Cintas	53	20,751
Copart *	81	10,469
CSX	1,085	37,129
Cummins	71	15,682
Deere	142	53,449
Delta Air Lines *	304	12,066
Dover	71	12,064
Eaton	201	31,844
Emerson Electric	284	26,114
Equifax	64	15,345
Expeditors International of Washington	71	8,128
Fastenal	284	16,097
FedEx	130	31,962
Fortive	162	11,427
Fortune Brands Home & Security	71	6,686
Generac Holdings *	17	4,800
General Dynamics	127	26,937
General Electric	505	47,712
Honeywell International	343	70,137
Howmet Aerospace	213	6,622
Huntington Ingalls Industries	4	749
IDEX	55	11,849
IHS Markit	197	23,008
Illinois Tool Works	142	33,217
Ingersoll Rand	213	11,973
Jacobs Engineering Group	71	9,243

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	56	$10,782
Johnson Controls International	355	25,798
L3Harris Technologies	90	18,836
Leidos Holdings	71	6,351
Lockheed Martin	121	47,085
Masco	142	8,993
Nielsen Holdings	162	3,055
Norfolk Southern	130	35,359
Northrop Grumman	71	26,263
Old Dominion Freight Line	48	14,493
Otis Worldwide	213	18,197
PACCAR	142	13,204
Parker-Hannifin	66	20,461
Pentair	71	4,523
Quanta Services	71	7,293
Raytheon Technologies	710	64,035
Republic Services, Cl A	86	10,979
Robert Half International	71	8,041
Rockwell Automation	63	18,221
Rollins	132	4,072
Roper Technologies	54	23,607
Snap-On	9	1,874
Southwest Airlines *	284	12,712
Stanley Black & Decker	71	12,400
Textron	104	7,078
Trane Technologies	128	22,157
TransDigm Group *	22	13,556
Union Pacific	304	74,343
United Airlines Holdings *	142	6,089
United Parcel Service, Cl B	355	71,784
United Rentals *	20	6,402
Verisk Analytics, Cl A	71	13,925
Waste Management	193	29,035

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Westinghouse Air Brake Technologies	71	$6,312
WW Grainger	12	5,941
Xylem	71	7,456
		1,458,862
Information Technology — 28.9%
Accenture, Cl A	294	103,953
Adobe *	225	120,217
Advanced Micro Devices *	571	65,237
Akamai Technologies *	71	8,133
Amphenol, Cl A	284	22,604
Analog Devices	271	44,436
ANSYS *	52	17,681
Apple	7,500	1,310,850
Applied Materials	431	59,556
Arista Networks *	124	15,414
Autodesk *	90	22,481
Automatic Data Processing	213	43,914
Broadcom	205	120,105
Broadridge Financial Solutions	62	9,872
Cadence Design Systems *	142	21,604
CDW	71	13,423
Ceridian HCM Holding *	71	5,383
Cisco Systems	2,065	114,959
Citrix Systems	71	7,238
Cognizant Technology Solutions, Cl A	282	24,088
Corning	355	14,924
DXC Technology *	142	4,271
Enphase Energy *	71	9,973
EPAM Systems *	24	11,427
F5 *	16	3,322
Fidelity National Information Services	288	34,537
Fiserv *	284	30,019
FleetCor Technologies *	56	13,343

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	71	$21,104
Gartner *	44	12,931
Global Payments	142	21,283
Hewlett Packard Enterprise	639	10,435
HP	588	21,597
Intel	1,948	95,101
International Business Machines	430	57,435
Intuit	137	76,066
IPG Photonics *	4	618
Jack Henry & Associates	53	8,894
Juniper Networks	142	4,944
Keysight Technologies *	87	14,687
KLA	71	27,638
Lam Research	68	40,115
Mastercard, Cl A	421	162,666
Microchip Technology	284	22,004
Micron Technology	544	44,755
Microsoft	3,611	1,122,949
Monolithic Power Systems	12	4,835
Motorola Solutions	75	17,395
NetApp	138	11,938
NortonLifeLock	284	7,387
NVIDIA	1,200	293,832
Oracle	780	63,305
Paychex	142	16,722
Paycom Software *	13	4,359
PayPal Holdings *	564	96,974
PTC *	71	8,254
Qorvo *	61	8,374
QUALCOMM	554	97,371
salesforce.com *	482	112,128
Seagate Technology Holdings	79	8,465
ServiceNow *	93	54,478

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	71	$10,403
SolarEdge Technologies *	14	3,335
Synopsys *	71	22,045
TE Connectivity	148	21,165
Teledyne Technologies *	13	5,479
Teradyne	71	8,338
Texas Instruments	431	77,360
Trimble *	142	10,247
Tyler Technologies *	11	5,212
VeriSign *	59	12,814
Visa, Cl A	804	181,841
Western Digital *	142	7,347
Xilinx	126	24,387
Zebra Technologies, Cl A *	23	11,710
		5,245,686
Materials — 2.2%
Air Products & Chemicals	95	26,801
Albemarle	63	13,907
Amcor	730	8,767
Avery Dennison	56	11,504
Ball	142	13,788
Celanese, Cl A	61	9,498
CF Industries Holdings	91	6,267
Corteva	355	17,068
Dow	355	21,204
DuPont de Nemours	281	21,525
Eastman Chemical	71	8,444
Ecolab	131	24,818
FMC	71	7,836
Freeport-McMoRan	710	26,426
International Flavors & Fragrances	130	17,150
International Paper	213	10,277
LyondellBasell Industries, Cl A	142	13,736

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Martin Marietta Materials	26	$10,117
Mosaic	175	6,991
Newmont	375	22,939
Nucor	142	14,399
Packaging Corp of America	52	7,833
PPG Industries	127	19,837
Sealed Air	59	4,007
Sherwin-Williams	119	34,095
Vulcan Materials	71	13,512
Westrock	142	6,555
		399,301
Real Estate — 2.7%
Alexandria Real Estate Equities ‡	71	13,834
American Tower, Cl A ‡	216	54,324
AvalonBay Communities ‡	71	17,340
Boston Properties ‡	71	7,958
CBRE Group, Cl A *	142	14,390
Crown Castle International ‡	213	38,875
Digital Realty Trust ‡	142	21,191
Duke Realty ‡	203	11,729
Equinix ‡	49	35,520
Equity Residential ‡	142	12,600
Essex Property Trust ‡	18	5,985
Extra Space Storage ‡	71	14,071
Federal Realty Investment Trust ‡	17	2,167
Healthpeak Properties ‡	284	10,045
Host Hotels & Resorts ‡ *	355	6,156
Iron Mountain ‡	142	6,521
Kimco Realty ‡	284	6,890
Mid-America Apartment Communities ‡	62	12,814
ProLogis ‡	355	55,671
Public Storage ‡	71	25,456
Realty Income ‡	269	18,671

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Regency Centers ‡	71	$5,094
SBA Communications, Cl A ‡	58	18,875
Simon Property Group ‡	148	21,786
UDR ‡	142	8,071
Ventas ‡	203	10,763
Vornado Realty Trust ‡	71	2,912
Welltower ‡	213	18,452
Weyerhaeuser ‡	355	14,353
		492,514
Utilities — 2.6%
AES	337	7,475
Alliant Energy	142	8,500
Ameren	142	12,601
American Electric Power	219	19,798
American Water Works	74	11,899
Atmos Energy	71	7,613
CenterPoint Energy	284	8,054
CMS Energy	142	9,142
Consolidated Edison	162	14,005
Dominion Energy	387	31,215
DTE Energy	75	9,032
Duke Energy	360	37,822
Edison International	203	12,746
Entergy	79	8,830
Evergy	142	9,224
Eversource Energy	142	12,708
Exelon	497	28,801
FirstEnergy	284	11,917
NextEra Energy	925	72,261
NiSource	213	6,215
NRG Energy	142	5,670
Pinnacle West Capital	71	4,942
PPL	355	10,536

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Public Service Enterprise Group	233	$15,502
Sempra Energy	142	19,619
Southern	507	35,231
WEC Energy Group	142	13,780
Xcel Energy	284	19,784
		464,922

TOTAL UNITED STATES		18,296,135
TOTAL COMMON STOCK
(Cost $18,645,201)		18,397,598
TOTAL INVESTMENTS — 101.4%
(Cost $18,645,201)		$18,397,598

PURCHASED OPTION— 0.6%(1)
UNITED STATES— 0.6%
(Cost $237,796)	407	$110,484
WRITTEN OPTION— (2.2)%(1)
UNITED STATES— (2.2)%
(Premiums Received $(371,360))	(407)	$(403,722)

Percentages are based on Net Assets of $18,147,596.

A list of the exchange traded option contracts held by the Fund at January 31, 2022, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.6%
Put Options
The Mini-SPX Index*	407	$237,796	$426.00	02/18/22	$110,484

WRITTEN OPTION — (2.2)%
Call Options
The Mini-SPX Index*	(407)	$(371,360)	448.00	02/18/22	$(403,722)

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Risk Managed Income ETF

*	Non-income producing security.
+	Notional amount for purchased options totals $18,378,492.
+	Notional amount for written options totals $(18,378,492).
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written and purchased options contracts. The aggregate market value of collateral at January 31, 2022 was $18,397,598.

Cl — Class
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,397,598	$—	$—	$18,397,598
Total Investments in Securities	$18,397,598	$—	$—	$18,397,598

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$110,484	$—	$—	$110,484
Written Option	(403,722)	—	—	(403,722)
Total Other Financial Instruments	$(293,238)	$—	$—	$(293,238)

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 97.6% (A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	20	$4,109

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	41	13,066

UNITED STATES — 97.0%
Communication Services — 9.7%
Activision Blizzard	60	4,740
Alphabet, Cl A *	24	64,946
Alphabet, Cl C *	23	62,421
AT&T	566	14,433
Charter Communications, Cl A *	10	5,933
Comcast, Cl A	364	18,196
Discovery, Cl A *	12	335
Discovery, Cl C *	24	656
DISH Network, Cl A *	24	753
Electronic Arts	24	3,184
Fox, Cl A	24	975
Fox, Cl B	12	446
Interpublic Group	36	1,279
Live Nation Entertainment *	12	1,314
Lumen Technologies	84	1,038
Match Group *	23	2,592
Meta Platforms, Cl A *	191	59,833
Netflix *	35	14,950
News, Cl A	36	801
News, Cl B	12	267
Omnicom Group	14	1,055
Take-Two Interactive Software *	8	1,307
T-Mobile US *	48	5,192
Twitter *	62	2,326

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications	330	$17,566
ViacomCBS, Cl B	48	1,606
Walt Disney *	145	20,731
		308,875
Consumer Discretionary — 11.6%
Advance Auto Parts	4	926
Amazon.com *	35	104,701
Aptiv *	24	3,278
AutoZone *	2	3,973
Bath & Body Works	24	1,346
Best Buy	20	1,986
Booking Holdings *	3	7,368
BorgWarner	24	1,052
Caesars Entertainment *	17	1,294
CarMax *	12	1,334
Carnival *	62	1,228
Chipotle Mexican Grill, Cl A *	2	2,971
Darden Restaurants	12	1,678
Dollar General	20	4,170
Dollar Tree *	16	2,100
Domino's Pizza	3	1,364
DR Horton	24	2,141
eBay	55	3,304
Etsy *	12	1,885
Expedia Group *	12	2,199
Ford Motor	316	6,415
Gap	14	253
Garmin	12	1,493
General Motors *	121	6,380
Genuine Parts	12	1,599
Hasbro	12	1,110
Hilton Worldwide Holdings *	24	3,483
Home Depot	86	31,560

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Las Vegas Sands *	24	$1,051
Lennar, Cl A	24	2,307
LKQ	24	1,317
Lowe's	56	13,292
Marriott International, Cl A *	24	3,867
McDonald's	62	16,086
MGM Resorts International	36	1,538
Mohawk Industries *	4	631
Newell Brands	26	603
NIKE, Cl B	103	15,251
Norwegian Cruise Line Holdings *	26	542
O'Reilly Automotive *	6	3,911
Penn National Gaming *	12	547
Pool	3	1,429
PulteGroup	24	1,265
PVH	7	665
Ralph Lauren, Cl A	3	333
Ross Stores	31	3,030
Royal Caribbean Cruises *	19	1,478
Starbucks	96	9,439
Tapestry	24	911
Target	38	8,376
Tesla *	66	61,824
TJX	96	6,909
Tractor Supply	10	2,183
Ulta Beauty *	4	1,455
Under Armour, Cl A *	12	226
Under Armour, Cl C *	12	192
VF	24	1,565
Whirlpool	5	1,051
Wynn Resorts *	12	1,025
Yum! Brands	24	3,004
		369,894

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 6.0%
Altria Group	155	$7,886
Archer-Daniels-Midland	48	3,600
Brown-Forman, Cl B	12	809
Campbell Soup	12	529
Church & Dwight	24	2,464
Clorox	12	2,014
Coca-Cola	310	18,913
Colgate-Palmolive	72	5,936
Conagra Brands	36	1,251
Constellation Brands, Cl A	14	3,329
Costco Wholesale	35	17,680
Estee Lauder, Cl A	18	5,612
General Mills	48	3,297
Hershey	12	2,365
Hormel Foods	24	1,139
J M Smucker	6	843
Kellogg	24	1,512
Kimberly-Clark	27	3,717
Kraft Heinz	50	1,790
Kroger	60	2,615
Lamb Weston Holdings	12	771
McCormick	24	2,407
Molson Coors Beverage, Cl B	12	572
Mondelez International, Cl A	118	7,910
Monster Beverage *	32	2,775
PepsiCo	112	19,434
Philip Morris International	123	12,651
Procter & Gamble	198	31,769
Sysco	44	3,439
Tyson Foods, Cl A	24	2,181
Walgreens Boots Alliance	60	2,986
Walmart	115	16,078
		190,274

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Energy — 3.3%
APA	26	$864
Baker Hughes, Cl A	62	1,701
Chevron	156	20,488
ConocoPhillips	108	9,571
Coterra Energy	68	1,489
Devon Energy	48	2,427
Diamondback Energy	12	1,514
EOG Resources	48	5,351
Exxon Mobil	344	26,130
Halliburton	72	2,213
Hess	24	2,215
Kinder Morgan	158	2,743
Marathon Oil	62	1,207
Marathon Petroleum	48	3,444
Occidental Petroleum	72	2,712
ONEOK	36	2,185
Phillips 66	36	3,052
Pioneer Natural Resources	20	4,378
Schlumberger	110	4,298
Valero Energy	36	2,987
Williams	98	2,934
		103,903
Financials — 11.0%
Aflac	48	3,015
Allstate	24	2,896
American Express	50	8,991
American International Group	72	4,158
Ameriprise Financial	10	3,043
Aon, Cl A	17	4,699
Arthur J Gallagher	16	2,527
Assurant	4	610
Bank of America	587	27,084
Bank of New York Mellon	62	3,674

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Berkshire Hathaway, Cl B *	150	$46,953
BlackRock, Cl A	12	9,875
Brown & Brown	20	1,326
Capital One Financial	36	5,282
Cboe Global Markets	6	711
Charles Schwab	122	10,699
Chubb	36	7,102
Cincinnati Financial	12	1,414
Citigroup	156	10,159
Citizens Financial Group	36	1,853
CME Group, Cl A	28	6,426
Comerica	12	1,113
Discover Financial Services	24	2,778
Everest Re Group	4	1,134
FactSet Research Systems	2	844
Fifth Third Bancorp	60	2,678
First Republic Bank	14	2,430
Franklin Resources	24	767
Globe Life	4	409
Goldman Sachs Group	28	9,931
Hartford Financial Services Group	24	1,725
Huntington Bancshares	120	1,807
Intercontinental Exchange	48	6,080
Invesco	24	544
JPMorgan Chase	242	35,961
KeyCorp	74	1,854
Lincoln National	12	840
Loews	12	716
M&T Bank	12	2,033
MarketAxess Holdings	3	1,033
Marsh & McLennan	40	6,146
MetLife	60	4,024
Moody's	13	4,459

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Morgan Stanley	120	$12,305
MSCI, Cl A	6	3,217
Nasdaq	8	1,434
Northern Trust	16	1,866
People's United Financial	36	698
PNC Financial Services Group	36	7,416
Principal Financial Group	24	1,753
Progressive	48	5,216
Prudential Financial	28	3,124
Raymond James Financial	17	1,800
Regions Financial	74	1,698
S&P Global	19	7,889
Signature Bank NY	4	1,218
State Street	31	2,929
SVB Financial Group *	5	2,919
Synchrony Financial	48	2,044
T Rowe Price Group	17	2,625
Travelers	18	2,991
Truist Financial	108	6,785
US Bancorp	108	6,285
W R Berkley	12	1,014
Wells Fargo	322	17,324
Willis Towers Watson	9	2,106
Zions Bancorp	12	814
		349,273
Health Care — 12.8%
Abbott Laboratories	141	17,972
AbbVie	141	19,302
ABIOMED *	4	1,183
Agilent Technologies	24	3,344
Align Technology *	6	2,970
AmerisourceBergen, Cl A	12	1,634
Amgen	44	9,994

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Anthem	19	$8,379
Baxter International	43	3,674
Becton Dickinson	24	6,099
Biogen *	12	2,712
Bio-Rad Laboratories, Cl A *	2	1,199
Bio-Techne	3	1,129
Boston Scientific *	119	5,105
Bristol-Myers Squibb	182	11,810
Cardinal Health	24	1,238
Catalent *	12	1,247
Centene *	48	3,732
Cerner	24	2,189
Charles River Laboratories International *	4	1,319
Cigna	28	6,453
Cooper	4	1,593
CVS Health	108	11,503
Danaher	53	15,147
DaVita *	5	542
DENTSPLY SIRONA	14	748
Dexcom *	7	3,013
Edwards Lifesciences *	52	5,678
Eli Lilly	64	15,705
Gilead Sciences	106	7,280
HCA Healthcare	21	5,041
Henry Schein *	12	904
Hologic *	24	1,686
Humana	11	4,318
IDEXX Laboratories *	6	3,044
Illumina *	12	4,186
Incyte *	12	892
Intuitive Surgical *	30	8,525
IQVIA Holdings *	15	3,674
Johnson & Johnson	215	37,042

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Laboratory Corp of America Holdings *	9	$2,442
McKesson	12	3,081
Medtronic	112	11,591
Merck	201	16,377
Mettler-Toledo International *	2	2,945
Moderna *	29	4,911
Organon	24	766
PerkinElmer	10	1,722
Pfizer	450	23,711
Quest Diagnostics	12	1,620
Regeneron Pharmaceuticals *	9	5,477
ResMed	12	2,743
STERIS	9	2,020
Stryker	27	6,697
Teleflex	4	1,241
Thermo Fisher Scientific	32	18,602
UnitedHealth Group	77	36,388
Universal Health Services, Cl B	7	910
Vertex Pharmaceuticals *	19	4,618
Viatris, Cl W *	96	1,437
Waters *	5	1,601
West Pharmaceutical Services	5	1,966
Zimmer Biomet Holdings	17	2,091
Zoetis, Cl A	39	7,792
		405,954
Industrials — 7.7%
3M	48	7,969
Alaska Air Group *	12	657
Allegion	8	982
American Airlines Group *	50	823
AMETEK	20	2,735
AO Smith	12	917
Boeing *	43	8,610

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Carrier Global	73	$3,481
Caterpillar	43	8,667
CH Robinson Worldwide	12	1,256
Cintas	7	2,741
Copart *	17	2,197
CSX	182	6,228
Cummins	12	2,651
Deere	24	9,034
Delta Air Lines *	48	1,905
Dover	12	2,039
Eaton	31	4,911
Emerson Electric	48	4,414
Equifax	9	2,158
Expeditors International of Washington	12	1,374
Fastenal	48	2,721
FedEx	21	5,163
Fortive	26	1,834
Fortune Brands Home & Security	12	1,130
Generac Holdings *	5	1,412
General Dynamics	20	4,242
General Electric	93	8,787
Honeywell International	55	11,246
Howmet Aerospace	36	1,119
Huntington Ingalls Industries	4	749
IDEX	7	1,508
IHS Markit	34	3,971
Illinois Tool Works	24	5,614
Ingersoll Rand	36	2,024
Jacobs Engineering Group	12	1,562
JB Hunt Transport Services	8	1,540
Johnson Controls International	60	4,360
L3Harris Technologies	16	3,349
Leidos Holdings	12	1,073

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin	21	$8,172
Masco	24	1,520
Nielsen Holdings	26	490
Norfolk Southern	21	5,712
Northrop Grumman	12	4,439
Old Dominion Freight Line	9	2,717
Otis Worldwide	36	3,075
PACCAR	24	2,232
Parker-Hannifin	9	2,790
Pentair	12	764
Quanta Services	12	1,233
Raytheon Technologies	118	10,642
Republic Services, Cl A	17	2,170
Robert Half International	12	1,359
Rockwell Automation	10	2,892
Rollins	14	432
Roper Technologies	9	3,934
Snap-On	5	1,041
Southwest Airlines *	48	2,148
Stanley Black & Decker	12	2,096
Textron	14	953
Trane Technologies	21	3,635
TransDigm Group *	4	2,465
Union Pacific	52	12,717
United Airlines Holdings *	24	1,029
United Parcel Service, Cl B	60	12,133
United Rentals *	5	1,601
Verisk Analytics, Cl A	12	2,354
Waste Management	33	4,964
Westinghouse Air Brake Technologies	12	1,067
WW Grainger	4	1,980
Xylem	12	1,260
		245,169

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 27.7%
Accenture, Cl A	51	$18,033
Adobe *	38	20,303
Advanced Micro Devices *	97	11,082
Akamai Technologies *	12	1,375
Amphenol, Cl A	48	3,820
Analog Devices	42	6,887
ANSYS *	6	2,040
Apple	1,263	220,747
Applied Materials	71	9,811
Arista Networks *	20	2,486
Autodesk *	17	4,246
Automatic Data Processing	33	6,804
Broadcom	33	19,334
Broadridge Financial Solutions	8	1,274
Cadence Design Systems *	24	3,651
CDW	12	2,269
Ceridian HCM Holding *	11	834
Cisco Systems	337	18,761
Citrix Systems	12	1,223
Cognizant Technology Solutions, Cl A	45	3,844
Corning	60	2,522
DXC Technology *	24	722
Enphase Energy *	12	1,686
EPAM Systems *	5	2,381
F5 *	4	830
Fidelity National Information Services	51	6,116
Fiserv *	48	5,074
FleetCor Technologies *	8	1,906
Fortinet *	12	3,567
Gartner *	8	2,351
Global Payments	24	3,597
Hewlett Packard Enterprise	108	1,764
HP	96	3,526

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	324	$15,818
International Business Machines	72	9,617
Intuit	22	12,215
IPG Photonics *	4	618
Jack Henry & Associates	7	1,175
Juniper Networks	24	836
Keysight Technologies *	15	2,532
KLA	12	4,671
Lam Research	11	6,489
Mastercard, Cl A	71	27,433
Microchip Technology	48	3,719
Micron Technology	95	7,816
Microsoft	608	189,076
Monolithic Power Systems	3	1,209
Motorola Solutions	14	3,247
NetApp	19	1,644
NortonLifeLock	48	1,248
NVIDIA	202	49,462
Oracle	130	10,551
Paychex	24	2,826
Paycom Software *	4	1,341
PayPal Holdings *	94	16,162
PTC *	6	698
Qorvo *	7	961
QUALCOMM	91	15,994
salesforce.com *	78	18,145
Seagate Technology Holdings	18	1,929
ServiceNow *	16	9,372
Skyworks Solutions	12	1,758
SolarEdge Technologies *	3	715
Synopsys *	12	3,726
TE Connectivity	27	3,861
Teledyne Technologies *	4	1,686

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne	12	$1,409
Texas Instruments	77	13,821
Trimble *	24	1,732
Tyler Technologies *	3	1,421
VeriSign *	9	1,955
Visa, Cl A	137	30,985
Western Digital *	24	1,242
Xilinx	21	4,064
Zebra Technologies, Cl A *	4	2,036
		882,081
Materials — 2.1%
Air Products & Chemicals	17	4,796
Albemarle	10	2,207
Amcor	122	1,465
Avery Dennison	8	1,643
Ball	24	2,330
Celanese, Cl A	7	1,090
CF Industries Holdings	14	964
Corteva	60	2,885
Dow	60	3,584
DuPont de Nemours	44	3,370
Eastman Chemical	12	1,427
Ecolab	21	3,978
FMC	12	1,324
Freeport-McMoRan	120	4,466
International Flavors & Fragrances	18	2,375
International Paper	36	1,737
LyondellBasell Industries, Cl A	24	2,322
Martin Marietta Materials	5	1,946
Mosaic	24	959
Newmont	62	3,793
Nucor	24	2,434
Packaging Corp of America	9	1,356

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	21	$3,280
Sealed Air	12	815
Sherwin-Williams	21	6,017
Vulcan Materials	12	2,284
Westrock	24	1,108
		65,955
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	12	2,338
American Tower, Cl A ‡	38	9,557
AvalonBay Communities ‡	12	2,931
Boston Properties ‡	12	1,345
CBRE Group, Cl A *	24	2,432
Crown Castle International ‡	36	6,570
Digital Realty Trust ‡	24	3,582
Duke Realty ‡	26	1,502
Equinix ‡	7	5,074
Equity Residential ‡	24	2,130
Essex Property Trust ‡	5	1,663
Extra Space Storage ‡	12	2,378
Federal Realty Investment Trust ‡	5	637
Healthpeak Properties ‡	48	1,698
Host Hotels & Resorts ‡ *	60	1,040
Iron Mountain ‡	24	1,102
Kimco Realty ‡	48	1,165
Mid-America Apartment Communities ‡	8	1,653
ProLogis ‡	60	9,409
Public Storage ‡	12	4,302
Realty Income ‡	46	3,193
Regency Centers ‡	12	861
SBA Communications, Cl A ‡	8	2,604
Simon Property Group ‡	27	3,974
UDR ‡	24	1,364
Ventas ‡	26	1,379

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Vornado Realty Trust ‡	12	$492
Welltower ‡	36	3,119
Weyerhaeuser ‡	60	2,426
		81,920
Utilities — 2.5%
AES	50	1,109
Alliant Energy	24	1,437
Ameren	24	2,130
American Electric Power	43	3,887
American Water Works	15	2,412
Atmos Energy	12	1,287
CenterPoint Energy	48	1,361
CMS Energy	24	1,545
Consolidated Edison	24	2,075
Dominion Energy	68	5,485
DTE Energy	15	1,806
Duke Energy	64	6,724
Edison International	26	1,633
Entergy	16	1,788
Evergy	24	1,559
Eversource Energy	24	2,148
Exelon	82	4,752
FirstEnergy	48	2,014
NextEra Energy	156	12,187
NiSource	36	1,050
NRG Energy	24	958
Pinnacle West Capital	12	835
PPL	60	1,781
Public Service Enterprise Group	38	2,528
Sempra Energy	24	3,316
Southern	84	5,837
WEC Energy Group	24	2,329

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	48	$3,344
		79,317

TOTAL UNITED STATES		3,082,615
TOTAL COMMON STOCK
(Cost $3,067,531)		3,099,790
TOTAL INVESTMENTS — 97.6%
(Cost $3,067,531)		$3,099,790

PURCHASED OPTION— 2.3%(1)
UNITED STATES— 2.3%
(Cost $81,578)	68	$72,556
WRITTEN OPTION— (0.0)%(1)
UNITED STATES— (0.0)%
(Premiums Received $(6,696))	(68)	$(986)

Percentages are based on Net Assets of $3,177,246.

A list of the exchange traded option contracts held by the Fund at January 31, 2022, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 2.3%
Put Options
The Mini-SPX Index*	68	$81,578	$443.00	03/18/22	$72,556

WRITTEN OPTION — 0.0%
Call Options
The Mini-SPX Index*	(68)	$(6,696)	512.00	03/18/22	$(986)

Schedule of Investments (Unaudited)	January 31, 2022

Global X S&P 500® Collar 95-110 ETF

*	Non-income producing security.
+	Notional amount for purchased options totals $3,070,608.
+	Notional amount for written options totals $(3,070,608).
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written and purchased options contracts. The aggregate market value of collateral at January 31, 2022 was $3,099,790.

Cl — Class
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,099,790	$—	$—	$3,099,790
Total Investments in Securities	$3,099,790	$—	$—	$3,099,790

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$72,556	$—	$—	$72,556
Written Option	(986)	—	—	(986)
Total Other Financial Instruments	$71,570	$—	$—	$71,570

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 97.6% (A)
ARGENTINA — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	17	$19,245

CHINA — 1.4%
Communication Services — 0.5%
Baidu ADR *	76	12,140
NetEase ADR	95	9,819
		21,959
Consumer Discretionary — 0.5%
JD.com ADR *	235	17,597
Pinduoduo ADR *	133	7,958
		25,555
Information Technology — 0.4%
NXP Semiconductors	83	17,052

TOTAL CHINA		64,566

NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	24	16,253

UNITED STATES — 95.4%
Communication Services — 17.5%
Activision Blizzard	247	19,515
Alphabet, Cl A *	57	154,246
Alphabet, Cl C *	59	160,124
Charter Communications, Cl A *	56	33,227
Comcast, Cl A	1,436	71,786
Electronic Arts	89	11,807
Match Group *	91	10,256
Meta Platforms, Cl A *	678	212,390
Netflix *	137	58,518
Sirius XM Holdings	1,306	8,306

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US *	399	$43,160
		783,335
Consumer Discretionary — 14.5%
Airbnb, Cl A *	112	17,245
Amazon.com *	96	287,181
Booking Holdings *	15	36,842
Dollar Tree *	70	9,185
eBay	201	12,074
Lucid Group *	524	15,400
Lululemon Athletica *	39	13,017
Marriott International, Cl A *	102	16,434
O'Reilly Automotive *	21	13,687
Ross Stores	114	11,144
Starbucks	370	36,378
Tesla *	191	178,914
		647,501
Consumer Staples — 5.2%
Costco Wholesale	137	69,203
Keurig Dr Pepper	456	17,305
Kraft Heinz	393	14,070
Mondelez International, Cl A	436	29,225
Monster Beverage *	171	14,829
PepsiCo	435	75,481
Walgreens Boots Alliance	266	13,236
		233,349
Health Care — 5.2%
Align Technology *	23	11,384
Amgen	175	39,749
Biogen *	44	9,944
Dexcom *	33	14,206
Gilead Sciences	399	27,403
IDEXX Laboratories *	25	12,683

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	51	$17,790
Intuitive Surgical *	114	32,397
Moderna *	131	22,182
Regeneron Pharmaceuticals *	34	20,692
Seagen *	57	7,667
Vertex Pharmaceuticals *	79	19,201
		235,298
Industrials — 3.0%
Cintas	35	13,704
Copart *	76	9,823
CSX	690	23,612
Fastenal	190	10,769
Honeywell International	213	43,554
Old Dominion Freight Line	36	10,869
PACCAR	114	10,601
Verisk Analytics, Cl A	54	10,591
		133,523
Information Technology — 49.0%
Adobe *	150	80,145
Advanced Micro Devices *	379	43,301
Analog Devices	171	28,039
ANSYS *	25	8,500
Apple	3,134	547,760
Applied Materials	287	39,658
Atlassian, Cl A *	42	13,622
Autodesk *	73	18,235
Automatic Data Processing	132	27,214
Broadcom	131	76,750
Cadence Design Systems *	91	13,845
Cisco Systems	1,328	73,930
Cognizant Technology Solutions, Cl A	171	14,607
Crowdstrike Holdings, Cl A *	62	11,200
Datadog, Cl A *	80	11,689

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
DocuSign, Cl A *	60	$7,546
Fiserv *	209	22,091
Fortinet *	54	16,051
Intel	1,281	62,538
Intuit	91	50,526
KLA	51	19,853
Lam Research	43	25,367
Marvell Technology	266	18,992
Microchip Technology	176	13,636
Micron Technology	353	29,041
Microsoft	1,431	445,012
NVIDIA	669	163,811
Okta, Cl A *	44	8,707
Palo Alto Networks *	34	17,592
Paychex	114	13,425
PayPal Holdings *	372	63,962
QUALCOMM	355	62,395
Skyworks Solutions	52	7,619
Splunk *	50	6,196
Synopsys *	52	16,146
Texas Instruments	288	51,693
VeriSign *	35	7,601
Workday, Cl A *	59	14,928
Xilinx	78	15,097
Zoom Video Communications, Cl A *	76	11,725
Zscaler *	43	11,056
		2,191,101
Utilities — 1.0%
American Electric Power	155	14,012
Exelon	303	17,559

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Tail Risk ETF

	Shares/Number of Contracts	Value

COMMON STOCK — continued
Utilities — continued
Xcel Energy	171	$11,912
		43,483

TOTAL UNITED STATES		4,267,590
TOTAL COMMON STOCK
(Cost $4,417,521)		4,367,654
TOTAL INVESTMENTS — 97.6%
(Cost $4,417,521)		$4,367,654

PURCHASED OPTION— 2.3%(1)
UNITED STATES— 2.3%
(Cost $133,162)	14	$101,500

Percentages are based on Net Assets of $4,473,205.

A list of the exchange traded option contracts held by the Fund at January 31, 2022, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 2.3%
Put Options
Nasdaq-100 Reduced-Value Index*	14	$133,162	$2,860.00	03/18/22	$101,500

*	Non-income producing security.
+	Notional amount for purchased options totals $4,180,415.
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for purchased option contracts. The aggregate market value of collateral at January 31, 2022 was $4,367,654.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Tail Risk ETF

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,367,654	$—	$—	$4,367,654
Total Investments in Securities	$4,367,654	$—	$—	$4,367,654

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$101,500	$—	$—	$101,500
Total Other Financial Instruments	$101,500	$—	$—	$101,500

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 101.5% (A)
ARGENTINA — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	61	$69,055

CHINA — 1.5%
Communication Services — 0.5%
Baidu ADR *	284	45,366
NetEase ADR	350	36,176
		81,542
Consumer Discretionary — 0.6%
JD.com ADR *	864	64,696
Pinduoduo ADR *	514	30,758
		95,454
Information Technology — 0.4%
NXP Semiconductors	320	65,741

TOTAL CHINA		242,737

NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	95	64,334

UNITED STATES — 99.2%
Communication Services — 18.3%
Activision Blizzard	934	73,795
Alphabet, Cl A *	213	576,393
Alphabet, Cl C *	225	610,643
Charter Communications, Cl A *	207	122,821
Comcast, Cl A	5,321	265,997
Electronic Arts	336	44,574
Match Group *	336	37,867
Meta Platforms, Cl A *	2,514	787,536
Netflix *	517	220,831
Sirius XM Holdings	4,474	28,455

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US *	1,482	$160,308
		2,929,220
Consumer Discretionary — 15.0%
Airbnb, Cl A *	410	63,128
Amazon.com *	359	1,073,938
Booking Holdings *	48	117,894
Dollar Tree *	268	35,167
eBay	716	43,010
Lucid Group *	1,886	55,430
Lululemon Athletica *	142	47,394
Marriott International, Cl A *	369	59,453
O'Reilly Automotive *	79	51,488
Ross Stores	416	40,664
Starbucks	1,357	133,420
Tesla *	713	667,882
		2,388,868
Consumer Staples — 5.4%
Costco Wholesale	516	260,647
Keurig Dr Pepper	1,638	62,162
Kraft Heinz	1,468	52,554
Mondelez International, Cl A	1,662	111,404
Monster Beverage *	597	51,772
PepsiCo	1,614	280,061
Walgreens Boots Alliance	998	49,661
		868,261
Health Care — 5.5%
Align Technology *	92	45,536
Amgen	669	151,957
Biogen *	171	38,646
Dexcom *	114	49,075
Gilead Sciences	1,442	99,036
IDEXX Laboratories *	99	50,223

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	182	$63,485
Intuitive Surgical *	418	118,787
Moderna *	473	80,093
Regeneron Pharmaceuticals *	123	74,857
Seagen *	210	28,247
Vertex Pharmaceuticals *	297	72,186
		872,128
Industrials — 3.1%
Cintas	121	47,375
Copart *	279	36,061
CSX	2,550	87,261
Fastenal	640	36,275
Honeywell International	816	166,856
Old Dominion Freight Line	134	40,459
PACCAR	409	38,033
Verisk Analytics, Cl A	195	38,245
		490,565
Information Technology — 50.9%
Adobe *	562	300,277
Advanced Micro Devices *	1,409	160,978
Analog Devices	628	102,973
ANSYS *	102	34,681
Apple	11,628	2,032,342
Applied Materials	1,054	145,642
Atlassian, Cl A *	170	55,138
Autodesk *	264	65,944
Automatic Data Processing	491	101,229
Broadcom	481	281,808
Cadence Design Systems *	336	51,119
Cisco Systems	4,922	274,008
Cognizant Technology Solutions, Cl A	594	50,739
Crowdstrike Holdings, Cl A *	229	41,367
Datadog, Cl A *	293	42,810

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
DocuSign, Cl A *	215	$27,040
Fiserv *	770	81,389
Fortinet *	197	58,556
Intel	4,746	231,700
Intuit	334	185,447
KLA	177	68,901
Lam Research	164	96,747
Marvell Technology	943	67,330
Microchip Technology	641	49,665
Micron Technology	1,290	106,128
Microsoft	5,322	1,655,036
NVIDIA	2,498	611,660
Okta, Cl A *	161	31,860
Palo Alto Networks *	116	60,018
Paychex	420	49,459
PayPal Holdings *	1,371	235,730
QUALCOMM	1,307	229,718
Skyworks Solutions	205	30,037
Splunk *	205	25,404
Synopsys *	178	55,269
Texas Instruments	1,094	196,362
VeriSign *	137	29,754
Workday, Cl A *	220	55,662
Xilinx	283	54,775
Zoom Video Communications, Cl A *	281	43,353
Zscaler *	155	39,852
		8,117,907
Utilities — 1.0%
American Electric Power	566	51,166
Exelon	1,133	65,657

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Risk Managed Income ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	628	$43,747
		160,570

TOTAL UNITED STATES		15,827,519

TOTAL COMMON STOCK
(Cost $16,999,454)		16,203,645

TOTAL INVESTMENTS — 101.5%
(Cost $16,999,454)		$16,203,645

PURCHASED OPTION— 1.0%(1)
UNITED STATES— 1.0%
(Cost $312,963)	54	$157,680

WRITTEN OPTION— (2.7)%(1)
UNITED STATES— (2.7)%
(Premiums Received $(407,427))	(54)	$(427,140)

Percentages are based on Net Assets of $15,960,887.

A list of the exchange traded option contracts held by the Fund at January 31, 2022, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 1.0%
Put Options
Nasdaq-100 Reduced-Value Index*	54	$312,963	$2,820.00	02/18/22	$157,680

WRITTEN OPTION — (2.7)%
Call Options
Nasdaq-100 Reduced-Value Index*	(54)	$(407,427)	2,970.00	02/18/22	$(427,140)

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Risk Managed Income ETF

*	Non-income producing security.
+	Notional amount for all purchased options totals $16,124,457.
+	Notional amount for all written options totals $(16,124,457).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written and purchased options contracts. The aggregate market value of collateral at January 31, 2022 was $16,203,645.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,203,645	$—	$—	$16,203,645
Total Investments in Securities	$16,203,645	$—	$—	$16,203,645

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$157,680	$—	$—	$157,680
Written Option	(427,140)	—	—	(427,140)
Total Other Financial Instruments	$(269,460)	$—	$—	$(269,460)

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 95.9% (A)
ARGENTINA — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	13	$14,717

CHINA — 1.4%
Communication Services — 0.5%
Baidu ADR *	67	10,703
NetEase ADR	80	8,269
		18,972
Consumer Discretionary — 0.5%
JD.com ADR *	199	14,901
Pinduoduo ADR *	106	6,343
		21,244
Information Technology — 0.4%
NXP Semiconductors	71	14,586

TOTAL CHINA		54,802

NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	21	14,221

UNITED STATES — 93.7%
Communication Services — 17.4%
Activision Blizzard	208	16,434
Alphabet, Cl A *	49	132,597
Alphabet, Cl C *	51	138,412
Charter Communications, Cl A *	49	29,074
Comcast, Cl A	1,217	60,838
Electronic Arts	74	9,817
Match Group *	77	8,678
Meta Platforms, Cl A *	573	179,498
Netflix *	120	51,257
Sirius XM Holdings	1,109	7,053

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US *	339	$36,670
		670,328
Consumer Discretionary — 14.1%
Airbnb, Cl A *	94	14,473
Amazon.com *	82	245,301
Booking Holdings *	11	27,017
Dollar Tree *	58	7,611
eBay	163	9,791
Lucid Group *	446	13,108
Lululemon Athletica *	33	11,014
Marriott International, Cl A *	88	14,179
O'Reilly Automotive *	18	11,731
Ross Stores	96	9,384
Starbucks	312	30,676
Tesla *	162	151,749
		546,034
Consumer Staples — 5.2%
Costco Wholesale	118	59,605
Keurig Dr Pepper	384	14,573
Kraft Heinz	336	12,029
Mondelez International, Cl A	370	24,801
Monster Beverage *	144	12,488
PepsiCo	369	64,029
Walgreens Boots Alliance	240	11,942
		199,467
Health Care — 5.1%
Align Technology *	20	9,899
Amgen	153	34,752
Biogen *	40	9,040
Dexcom *	25	10,762
Gilead Sciences	339	23,283
IDEXX Laboratories *	22	11,161

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	41	$14,302
Intuitive Surgical *	96	27,281
Moderna *	110	18,626
Regeneron Pharmaceuticals *	28	17,041
Seagen *	48	6,456
Vertex Pharmaceuticals *	68	16,527
		199,130
Industrials — 2.9%
Cintas	29	11,354
Copart *	64	8,272
CSX	584	19,984
Fastenal	160	9,069
Honeywell International	183	37,420
Old Dominion Freight Line	30	9,058
PACCAR	96	8,927
Verisk Analytics, Cl A	45	8,826
		112,910
Information Technology — 48.0%
Adobe *	127	67,856
Advanced Micro Devices *	327	37,360
Analog Devices	145	23,776
ANSYS *	22	7,480
Apple	2,656	464,216
Applied Materials	244	33,716
Atlassian, Cl A *	36	11,676
Autodesk *	61	15,237
Automatic Data Processing	114	23,503
Broadcom	110	64,447
Cadence Design Systems *	77	11,715
Cisco Systems	1,127	62,740
Cognizant Technology Solutions, Cl A	144	12,300
Crowdstrike Holdings, Cl A *	54	9,755
Datadog, Cl A *	68	9,935

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
DocuSign, Cl A *	51	$6,414
Fiserv *	176	18,603
Fortinet *	45	13,376
Intel	1,085	52,970
Intuit	75	41,642
KLA	40	15,571
Lam Research	37	21,827
Marvell Technology	224	15,994
Microchip Technology	149	11,545
Micron Technology	304	25,010
Microsoft	1,215	377,841
NVIDIA	569	139,325
Okta, Cl A *	37	7,322
Palo Alto Networks *	26	13,452
Paychex	96	11,305
PayPal Holdings *	313	53,817
QUALCOMM	299	52,552
Skyworks Solutions	42	6,154
Splunk *	41	5,081
Synopsys *	40	12,420
Texas Instruments	246	44,155
VeriSign *	28	6,081
Workday, Cl A *	51	12,903
Xilinx	66	12,774
Zoom Video Communications, Cl A *	64	9,874
Zscaler *	37	9,513
		1,853,233
Utilities — 1.0%
American Electric Power	135	12,204
Exelon	269	15,589

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Collar 95-110 ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	144	$10,031
		37,824
TOTAL UNITED STATES		3,618,926
TOTAL COMMON STOCK
(Cost $3,865,773)		3,702,666
TOTAL INVESTMENTS — 95.9%
(Cost $3,865,773)		$3,702,666

PURCHASED OPTION— 4.0%(1)
UNITED STATES— 4.0%
(Cost $118,286)	12	$152,520
WRITTEN OPTION— (0.0)%(1)
UNITED STATES— (0.0)%
(Premiums Received $(34,774))	(12)	$(1,770)

Percentages are based on Net Assets of $3,859,435.

A list of the exchange traded option contracts held by the Fund at January 31, 2022, is as follows:

Description	Number of Contracts	Cost+	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 3.9%
Put Options
Nasdaq-100 Reduced-Value Index*	12	$118,286	$3,015.00	03/18/22	$152,520

WRITTEN OPTION — 0.0%
Call Options
Nasdaq-100 Reduced-Value Index*	(12)	$(34,774)	3,490.00	03/18/22	$(1,770)

Schedule of Investments (Unaudited)	January 31, 2022

Global X NASDAQ 100® Collar 95-110 ETF

*	Non-income producing security.
+	Notional amount for all purchased options totals $3,583,213.
+	Notional amount for all written options totals $(3,583,213).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written and purchased options contracts. The aggregate market value of collateral at January 31, 2022 was $3,702,666.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,702,666	$—	$—	$3,702,666
Total Investments in Securities	$3,702,666	$—	$—	$3,702,666

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$152,520	$—	$—	$152,520
Written Option	(1,770)	—	—	(1,770)
Total Other Financial Instruments	$150,750	$—	$—	$150,750

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-2100

Consolidated Schedule of Investments (Unaudited)	January 31, 2022

Global X Blockchain & Bitcoin Strategy ETF‡

	Shares	Value
EXCHANGE TRADED FUND — 48.9%
Global X Blockchain ETF †	204,600	$3,377,946

TOTAL INVESTMENTS — 48.9%
(Cost $6,628,874)		$3,377,946

Percentages are based on Net Assets of $6,905,918.

A list of the futures contracts held by the Fund at January 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME BITCOIN FUTURE^	3	Feb-2022	$863,623	$577,275	$(286,348)
CME BITCOIN FUTURE^	15	Mar-2022	3,330,560	2,893,125	(437,435)
			$4,194,183	$3,470,400	$(723,783)

‡	Commenced operations on November 15, 2021.
†	Affiliated investment.
^	Security is held by the Global X Bitcoin Strategy Subsidiary I, as of January 31, 2022.

ETF — Exchange Traded Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2022

Global X Blockchain & Bitcoin Strategy ETF‡

The following is a summary of the level of inputs used as of January 31, 2022, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	3,377,946	—	—	3,377,946
Total Investments in Securities	$3,377,946	$—	$—	$3,377,946

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(723,783)	$—	$—	$(723,783)
Total Other Financial Instruments	$(723,783)	$—	$—	$(723,783)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended January 31, 2022, there have been no transfers in or out of Level 3.

The following is a summary of the transactions with affiliates for the period ended January 31, 2022:

			Changes in
			Unrealized
	Purchases at	Proceeds from	Appreciation	Realized Gain			Dividend
Value at 10/31/21	Cost	Sales	(Depreciation)	(Loss)	Value at 1/31/22	Shares	Income

Global X Blockchain ETF
$-	$6,628,874	$-	$(3,250,928)	$-	$3,377,946	204,600	$164,378

Amounts designated as “—“ are $0 or have been rounded to $0.

Notes to Consolidated Schedule of Investments (Unaudited)	January 31, 2022

Global X Blockchain & Bitcoin Strategy ETF‡

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Futures are valued at the settlement price established by the board of trade on which they are traded.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism

Notes to Consolidated Schedule of Investments (Unaudited)	January 31, 2022

Global X Blockchain & Bitcoin Strategy ETF‡

and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment advisor (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of January 31, 2022, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in nonactive markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended January 31, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

Notes to Consolidated Schedule of Investments (Unaudited)	January 31, 2022

Global X Blockchain & Bitcoin Strategy ETF‡

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

GLX-QH-010-0100